As filed with the Securities and Exchange Commission on July 29, 2008

                                    Securities Act File No. 333-132380
                             Investment Company Act File No. 811-21864

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|
                       Pre-Effective Amendment No. _____                   |_|
                       Post-Effective Amendment No. 18                     |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|
                       Amendment No. 20                                    |X|

                       (Check appropriate box or boxes.)
                            ------------------------

                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               380 Madison Avenue
                                   21st Floor
                               New York, NY 10017
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, including Area Code): 1-866-909-9973

                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                               380 Madison Avenue
                                   21st Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)

Counsel for the Trust:                    Richard Morris, Esq.
Ropes & Gray LLP                          WisdomTree Asset Management, Inc.
1211 Avenue of the Americas               380 Madison Avenue, 21st Floor
New York, New York  10036                 New York, NY 10017
Attention: Robert J. Borzone, Jr., Esq.

It is proposed that this filing will become effective (check appropriate box):

|X|   Immediately upon filing pursuant to paragraph (b)
|_|   On (date) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   On (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      [WISDOMTREE LOGO]

      -----------------
      Dividend Funds
      -----------------

                                                                      PROSPECTUS


                                                                   July 29, 2008



--------------------------------------------------------------------------------------------------
      WisdomTree(R) Trust
--------------------------------------------------------------------------------------------------

      WisdomTree                             WisdomTree
      Domestic Dividend Funds                International Dividend Funds
      WisdomTree Total Dividend Fund         WisdomTree DEFA Fund

      WisdomTree High-Yielding Equity Fund   WisdomTree DEFA High-Yielding Equity Fund

      WisdomTree LargeCap Dividend Fund      WisdomTree Europe Total Dividend Fund

      WisdomTree Dividend Top 100 Fund       WisdomTree Europe High-Yielding Equity Fund

      WisdomTree MidCap Dividend Fund        WisdomTree Europe SmallCap Dividend Fund

      WisdomTree SmallCap Dividend Fund      WisdomTree Japan Total Dividend Fund

                                             WisdomTree Japan High-Yielding Equity Fund

                                             WisdomTree Japan SmallCap Dividend Fund

                                             WisdomTree Pacific ex-Japan Total Dividend Fund

                                             WisdomTree Pacific ex-Japan High-Yielding Equity Fund

                                             WisdomTree International LargeCap Dividend Fund

                                             WisdomTree International Dividend Top 100 Fund

                                             WisdomTree International MidCap Dividend Fund

                                             WisdomTree International SmallCap Dividend Fund

                                             WisdomTree Emerging Markets High-Yielding Equity Fund

                                             WisdomTree Emerging Markets SmallCap Dividend Fund

                                             WisdomTree Middle East Dividend Fund

--------------------------------------------------------------------------------------------------


      THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a dividend-paying segment of the U.S. or international stock market. The indexes are created using a proprietary methodology developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.


Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

--------------------------------------------------------------------------------
A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE o ARE NOT BANK GUARANTEED
--------------------------------------------------------------------------------

WisdomTree Trust


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Overview                                                                       2
Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     3

WisdomTree Domestic Dividend Funds                                             6

WisdomTree Total Dividend Fund                                                 6
WisdomTree High-Yielding Equity Fund                                           9
WisdomTree LargeCap Dividend Fund                                             12
WisdomTree Dividend Top 100 Fund                                              15
WisdomTree MidCap Dividend Fund                                               18
WisdomTree SmallCap Dividend Fund                                             21

WisdomTree International Dividend Funds                                       24

WisdomTree DEFA Fund                                                          24
WisdomTree DEFA High-Yielding Equity Fund                                     27
WisdomTree Europe Total Dividend Fund                                         30
WisdomTree Europe High-Yielding Equity Fund                                   33
WisdomTree Europe SmallCap Dividend Fund                                      36
WisdomTree Japan Total Dividend Fund                                          39
WisdomTree Japan High-Yielding Equity Fund                                    42
WisdomTree Japan SmallCap Dividend Fund                                       45
WisdomTree Pacific ex-Japan Total Dividend Fund                               48
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                         51
WisdomTree International LargeCap Dividend Fund                               54
WisdomTree International Dividend Top 100 Fund                                57
WisdomTree International MidCap Dividend Fund                                 60
WisdomTree International SmallCap Dividend Fund                               63
WisdomTree Emerging Markets High-Yielding Equity Fund                         66
WisdomTree Emerging Markets SmallCap Dividend Fund                            69
WisdomTree Middle East Dividend Fund                                          72

Management                                                                    75

Investment Adviser                                                            75
Sub-Adviser                                                                   76
Portfolio Managers                                                            76
Portfolio Holdings Information                                                77
Buying and Selling Shares                                                     77
Share Trading Prices                                                          77
Determination of Net Asset Value                                              77
Dividends and Distributions                                                   78
Book Entry                                                                    78
Delivery of Shareholder Documents - Householding                              78
Frequent Purchases and Redemptions of Fund Shares                             78
Investments by Registered Investment Companies                                79
Taxes                                                                         79
Taxes on Distributions                                                        79
Taxes When Fund Shares are Sold                                               80
Taxes on Creation and Redemption of Creation Units                            80
Creation and Redemption                                                       81
Authorized Participants and the Continuous Offering of Shares                 81
Creation and Redemption Transaction Fees for Creation Units                   81
Distribution                                                                  82
Additional Notices                                                            83
Financial Highlights                                                          83
Frequency Distribution of Discounts & Premiums                                96


                                                   WisdomTree Trust Prospectus 1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index" or "Dividend Index") developed by WisdomTree Investments. Each Index consists of dividend-paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies


This Prospectus describes six Funds that invest in dividend-paying U.S. equity securities and seventeen Funds that invest in dividend-paying non-U.S. equity securities. Each Fund tracks a specific U.S. or international stock Index created by WisdomTree Investments. Each Dividend Index is designed to measure a specific segment of the market for U.S. or international dividend-paying securities. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index.


The WisdomTree Indexes are "fundamentally weighted." The Dividend Indexes differ from most traditional indexes in that the proportion, or "weighting," of the securities in each Dividend Index is based on a measure of fundamental value. The Dividend Indexes are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

--------------------------------------------------------------------------------


* "WisdomTree" is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.


2 WisdomTree Trust Prospectus

Each Fund uses a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.


To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risk Factors Common to All Funds


Each Fund is subject to the risks described below. Additional risks applicable to the International Dividend Funds are described in the following section. Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.


Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the U.S. or foreign market segments relating to its Index.

Concentration Risk

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.

                                                   WisdomTree Trust Prospectus 3

Financial Sector Risk

The Funds generally invest a relatively large percentage of their assets in securities of companies in the financial sector and therefore the performance of the Funds will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.


Non-Diversification Risk

Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Non-Correlation Risk


The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.


Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk


Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares. Trading of shares of a Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.


4 WisdomTree Trust Prospectus

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fiscal Policy Risk


Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Funds.

Principal Risk Factors Common to the International Dividend Funds

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell a Fund's shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Currency Risk

Because a Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which a Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund's holdings goes up.


                                                   WisdomTree Trust Prospectus 5

--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree Total
Dividend Fund


Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W109

Exchange Trading Symbol:
o DTD
--------------------------------------------------------------------------------


WisdomTree Total Dividend Fund


Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto
Rico), (ii) are listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX"), the NASDAQ Global Select Market or NASDAQ Global Market ("NASDAQ"), (iii) pay regular cash dividends on shares of their common stock,
(iv) have a market capitalization of at least $100 million on the Index measurement date, and (v) have an average daily dollar trading volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes all large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements and is, in this sense, a total market index for the dividend-paying segment of the U.S. market. As of June 30, 2008, approximately 77% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds."


Performance Information


The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual


6 WisdomTree Trust Prospectus
returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                             2007
                                             -----
                              Total Return   1.34%


The Fund's year-to-date total return as of June 30, 2008 was (15.80)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                        Return     Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                            4.44%        2/2007
--------------------------------------------------------------------------------
Lowest Return                                            (5.00)%       4/2007
--------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund                                 1 Year   Since Inception(1)
------------------------------------------------------------------------------------------
Return before taxes                                             1.34%         10.89%
------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                          0.40%          9.95%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares     0.88%          8.75%
------------------------------------------------------------------------------------------
Russell 3000 Index(3)
  (reflects no deduction for fees, expenses or taxes)           5.11%         12.60%
------------------------------------------------------------------------------------------
WisdomTree Dividend Index
  (reflects no deduction for fees, expenses or taxes)           1.94%         11.12%
------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


                                                   WisdomTree Trust Prospectus 7

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------
Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.28%
--------------------------------------------------------------------------------
  Distribution and/or Service (12b-1) Fees                                None
--------------------------------------------------------------------------------
  Other Expenses(a)                                                       0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      0.28%
--------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                           $29       $90       $157      $356
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                           $29       $90       $157      $356
--------------------------------------------------------------------------------

8 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree High-Yielding
Equity Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W208

Exchange Trading Symbol:
o DHS
--------------------------------------------------------------------------------


WisdomTree High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted U.S. multi-capitalization index. As of June 30, 2008, approximately 70% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds."


Performance Information


The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                                   WisdomTree Trust Prospectus 9

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                               2007
                                             -------
                             Total Return    (4.42)%


The Fund's year-to-date total return as of June 30, 2008 was (23.36)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

-------------------------------------------------------------------------------------------
                                                                     Return   Quarter/Year
-------------------------------------------------------------------------------------------
Highest Return                                                        2.69%      2/2007
-------------------------------------------------------------------------------------------
Lowest Return                                                        (8.59)%     4/2007
-------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                           1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                            (4.42)%         7.49%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         (5.63)%         6.31%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    (2.83)%         5.72%
-------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)
   (reflects no deduction for fees, expenses or taxes)         (0.17)%        10.77%
-------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Index
   (reflects no deduction for fees, expenses or taxes)         (4.53)%         7.39%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The Russell 1000 Value Index is a measure of the large-cap value segment of the U.S. equity universe, selecting from the Russell 1000 Index.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.38%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.38%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.


10 WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $39      $122      $213      $480
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $39      $122      $213      $480
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 11

--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree LargeCap
Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W307

Exchange Trading Symbol:
o DLN
--------------------------------------------------------------------------------


WisdomTree LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. As of June 30, 2008, approximately 92% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds."

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


12 WisdomTree Trust Prospectus

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                              2007
                                             -------
                             Total Return     2.79%


The Fund's year-to-date total return as of June 30, 2008 was (16.63)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

-------------------------------------------------------------------------------------------
                                                                     Return   Quarter/Year
-------------------------------------------------------------------------------------------
Highest Return                                                        4.88%       2/2007
-------------------------------------------------------------------------------------------
Lowest Return                                                        (4.44)%      4/2007
-------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                             1 Year    Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                            2.79%           12.14%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         1.85%           11.23%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    1.82%            9.84%
-------------------------------------------------------------------------------------------
S&P 500 Index(3)
   (reflects no deduction for fees, expenses or taxes)         5.46%           13.02%
-------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)         2.92%           12.05%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to represent the performance of the leading industries in the United States economy.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.28%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.28%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.


                                                  WisdomTree Trust Prospectus 13

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $29      $90       $157      $356
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $29      $90       $157      $356
--------------------------------------------------------------------------------

14 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree Dividend
Top 100 Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W406

Exchange Trading Symbol:
o DTN
--------------------------------------------------------------------------------


WisdomTree Dividend Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index that meet specified requirements as of the Index measurement date. Unlike the other WisdomTree Domestic Indexes, which weight Index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists primarily of 100 large-capitalization securities and is, in this sense, a dividend-yield weighted U.S. large-capitalization index. As of June 30, 2008, approximately 60% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion and approximately 40% of the capitalization of the Index consisted of companies with market capitalizations between $2.0 billion and $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your investment.

o Utilities Investing. The Fund generally invests a relatively large percentage of its assets in the utilities sector. The utilities sector can be significantly affected by, among other things, demand for services, government regulation, commodity prices and interest rate sensitivity.


                                                  WisdomTree Trust Prospectus 15

o Mid-Capitalization Investing. The Fund generally invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                               2007
                                             -------
                             Total Return     0.11%


The Fund's year-to-date total return as of June 30, 2008 was (18.63)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                          Return   Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                             3.44%       1/2007
--------------------------------------------------------------------------------
Lowest Return                                             (6.15)%      4/2007
--------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                              1 Year    Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                            0.11%           10.77%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        (1.00)%           9.73%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    0.10%            8.60%
-------------------------------------------------------------------------------------------
Dow Jones U.S. Select Dividend Index(3)
   (reflects no deduction for fees, expenses or taxes)        (5.14)%           5.85%
-------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Index
   (reflects no deduction for fees, expenses or taxes)         0.96%           10.98%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The Dow Jones U.S. Select Dividend Index measures the performance of 100 U.S. dividend-paying companies.


16 WisdomTree Trust Prospectus

Fees and Expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.38%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.38%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                      1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                        $39      $122      $213      $480
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                                      1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                        $39      $122      $213      $480
-------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 17

--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree MidCap
Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W505

Exchange Trading Symbol:
o DON
--------------------------------------------------------------------------------

WisdomTree MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. A portion of the Index is comprised of stocks issued by REITs. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities and is, in this sense, a dividend-weighted U.S. mid-capitalization index. As of June 30, 2008, approximately 82% of the capitalization of the Index consisted of companies with market capitalizations between $2.0 billion and $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


o Investments in REITs. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the

18 WisdomTree Trust Prospectus

      Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.


o Utilities Investing. The Fund generally invests a relatively large percentage of its assets in the utilities sector. The utilities sector can be significantly affected by, among other things, demand for services, government regulation, commodity prices and interest rate sensitivity.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                          2007
                                        -------
                        Total Return    (5.49)%


The Fund's year-to-date total return as of June 30, 2008 was (10.56)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

-------------------------------------------------------------------------------------------
                                                                     Return   Quarter/Year
-------------------------------------------------------------------------------------------
Highest Return                                                       2.68%       1/2007
-------------------------------------------------------------------------------------------
Lowest Return                                                       (6.55)%      4/2007
-------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                                1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                           (5.49)%          5.33%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        (6.42)%          4.35%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares   (3.54)%          3.99%
-------------------------------------------------------------------------------------------
S&P Mid Cap 400 Index(3)
   (reflects no deduction for fees, expenses or taxes)         7.93%          11.40%
-------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)        (7.25)%          3.99%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Mid Cap 400 Index is a capitalization weighted index which measures the performance of the mid-cap range of the U.S. stock market.


                                                  WisdomTree Trust Prospectus 19

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.38%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.38%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $39      $122      $213      $480
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $39      $122      $213      $480
-------------------------------------------------------------------------------------------

20 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree SmallCap
Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W604

Exchange Trading Symbol:
o DES
--------------------------------------------------------------------------------


WisdomTree SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities and is, in this sense, a dividend-weighted U.S. small-capitalization index. As of June 30, 2008, approximately 99% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


                                                  WisdomTree Trust Prospectus 21

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Investments in REITs. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2007
                                     --------
                      Total Return   (12.50)%


The Fund's year-to-date total return as of June 30, 2008 was (13.37)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

-------------------------------------------------------------------------------------------
                                                                     Return   Quarter/Year
-------------------------------------------------------------------------------------------
Highest Return                                                        0.89%      2/2007
-------------------------------------------------------------------------------------------
Lowest Return                                                        (9.15)%     4/2007
-------------------------------------------------------------------------------------------


22 WisdomTree Trust Prospectus

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                             1 Year    Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                          (12.50)%          1.22%
-------------------------------------------------------------------------------------------
Return after taxes on distributions (2)                      (13.55)%          0.01%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares   (8.07)%          0.40%
-------------------------------------------------------------------------------------------
Russell 2000 Index(3)
   (reflects no deduction for fees, expenses or taxes)        (1.56)%          8.04%
-------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)       (14.29)%         (0.14)%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.38%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.38%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $39      $122      $213      $480
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $39      $122      $213      $480
-------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 23

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree DEFA Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W703

Exchange Trading Symbol:
DWM
--------------------------------------------------------------------------------

WisdomTree DEFA Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the "WisdomTree DEFA Index"). Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet specified requirements as of the Index measurement date. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements. As of June 30, 2008, approximately 77% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


24 WisdomTree Trust Prospectus

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2007
                                      ------
                       Total Return   15.06%


The Fund's year-to-date total return as of June 30, 2008 was (13.34)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

-------------------------------------------------------------------------------------------
                                                                     Return   Quarter/Year
-------------------------------------------------------------------------------------------
Highest Return                                                       7.89%       2/2007
-------------------------------------------------------------------------------------------
Lowest Return                                                       (0.24)%      4/2007
-------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree DEFA Fund                                           1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                            15.06%         25.70%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         14.53%         25.21%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares     9.78%         21.74%
-------------------------------------------------------------------------------------------
MSCI EAFE Index(3)
   (reflects no deduction for fees, expenses or taxes)         11.11%         20.87%
-------------------------------------------------------------------------------------------
WisdomTree DEFA Index
   (reflects no deduction for fees, expenses or taxes)         14.30%         25.46%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.


                                                  WisdomTree Trust Prospectus 25

Fees and Expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.48%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.48%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $49      $154      $269      $604
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $49      $154      $269      $604
-------------------------------------------------------------------------------------------

26 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree DEFA
High-Yielding Equity Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W802

Exchange Trading Symbol:
DTH
--------------------------------------------------------------------------------


WisdomTree DEFA High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree DEFA High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-cap index for the high-yielding dividend segment of the industrialized world outside of the U.S. and Canada. As of June 30, 2008, approximately 80% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


                                                  WisdomTree Trust Prospectus 27

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                              2007
                                             ------
                             Total Return    11.33%


The Fund's year-to-date total return as of June 30, 2008 was (14.64)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

------------------------------------------------------------------------------------------
                                                                   Return    Quarter/Year
------------------------------------------------------------------------------------------
Highest Return                                                     7.31%       2/2007
------------------------------------------------------------------------------------------
Lowest Return                                                     (0.92)%      4/2007
------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund                     1 Year   Since Inception(1)
------------------------------------------------------------------------------------------
Return before taxes                                           11.33%         23.41%
------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        10.20%         22.47%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    7.35%         19.50%
------------------------------------------------------------------------------------------
MSCI EAFE Value Index(3)
   (reflects no deduction for fees, expenses or taxes)         5.92%         18.73%
------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Index
   (reflects no deduction for fees, expenses or taxes)        12.95%         25.40%
------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.


28 WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


----------------------------------------------------------------------------------------
Shareholder Fees                                                                  None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------
   Management Fees                                                                0.58%
----------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                       None
----------------------------------------------------------------------------------------
   Other Expenses(a)                                                              0.00%
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                              0.58%
----------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------
                                     1 Year        3 Years       5 Years       10 Years
----------------------------------------------------------------------------------------
                                      $59           $186           $324          $726
----------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------
                                     1 Year        3 Years       5 Years       10 Years
----------------------------------------------------------------------------------------
                                      $59           $186           $324          $726
----------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 29

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree Europe
Total Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W885

Exchange Trading Symbol:
DEB
--------------------------------------------------------------------------------


WisdomTree Europe Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Europe Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the underlying Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom ("Europe"). Companies must have paid at least $5 million in cash dividends on shares of their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of developed-market Europe. As of June 30, 2008, approximately 82% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


30 WisdomTree Trust Prospectus

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                              2007
                                             ------
                             Total Return    12.88%


The Fund's year-to-date total return as of June 30, 2008 was (14.09)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

------------------------------------------------------------------------------------------
                                                                   Return    Quarter/Year
------------------------------------------------------------------------------------------
Highest Return                                                      8.41%       2/2007
------------------------------------------------------------------------------------------
Lowest Return                                                      (0.04)%      4/2007
------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                         1 Year   Since Inception(1)
------------------------------------------------------------------------------------------
Return before taxes                                           12.88%         24.25%
------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        12.03%         23.54%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    8.36%         20.36%
------------------------------------------------------------------------------------------
MSCI Europe Index(3)
   (reflects no deduction for fees, expenses or taxes)        13.78%         25.23%
------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Index
   (reflects no deduction for fees, expenses or taxes)        13.66%         25.77%
------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Europe Index is a subset of the MSCI EAFE Index and measures the developed market equity performance of Western Europe.


                                                  WisdomTree Trust Prospectus 31

Fees and Expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

----------------------------------------------------------------------------------------
Shareholder Fees                                                                  None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------
   Management Fees                                                                0.48%
----------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                       None
----------------------------------------------------------------------------------------
   Other Expenses(a)                                                              0.00%
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                              0.48%
----------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------
                                     1 Year        3 Years       5 Years       10 Years
----------------------------------------------------------------------------------------
                                      $49           $154           $269          $604
----------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


----------------------------------------------------------------------------------------
                                     1 Year        3 Years       5 Years       10 Years
----------------------------------------------------------------------------------------
                                      $49           $154           $269          $604
----------------------------------------------------------------------------------------

32 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree Europe
High-Yielding Equity Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W877

Exchange Trading Symbol:
DEW
--------------------------------------------------------------------------------


WisdomTree Europe High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Europe High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding segment of developed-market Europe. As of June 30, 2008, approximately 83% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


                                                  WisdomTree Trust Prospectus 33

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in France, Italy and the United Kingdom.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                              2007
                                             ------
                             Total Return    8.91%


The Fund's year-to-date total return as of June 30, 2008 was (15.52)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

------------------------------------------------------------------------------------------
                                                                   Return    Quarter/Year
------------------------------------------------------------------------------------------
Highest Return                                                      7.68%       2/2007
------------------------------------------------------------------------------------------
Lowest Return                                                      (1.37)%      4/2007
------------------------------------------------------------------------------------------


34 WisdomTree Trust Prospectus

Average Annual Total Returns as of December 31, 2007

------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund                   1 Year   Since Inception(1)
------------------------------------------------------------------------------------------
Return before taxes                                            8.91%         21.68%
------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         7.74%         20.68%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    5.78%         17.97%
------------------------------------------------------------------------------------------
MSCI Europe Value Index(3)
   (reflects no deduction for fees, expenses or taxes)         8.19%         22.37%
------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Index
   (reflects no deduction for fees, expenses or taxes)         9.29%         22.62%
------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

----------------------------------------------------------------------------------------
Shareholder Fees                                                                  None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------
   Management Fees                                                                0.58%
----------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                       None
----------------------------------------------------------------------------------------
   Other Expenses(a)                                                              0.00%
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                              0.58%
----------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------
                                     1 Year        3 Years       5 Years       10 Years
----------------------------------------------------------------------------------------
                                      $59           $186           $324          $726
----------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------
                                     1 Year        3 Years       5 Years       10 Years
----------------------------------------------------------------------------------------
                                      $59           $186           $324          $726
----------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 35

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree Europe
SmallCap Dividend Fund


Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W869

Exchange Trading Symbol:
DFE
--------------------------------------------------------------------------------

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe. As of June 30, 2008, approximately 96% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary

36 WisdomTree Trust Prospectus

      Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Industrial Sector Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, commodity prices and currency exchange rates.

o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2007
                                     -------
                      Total Return   (0.13)%


The Fund's year-to-date total return as of June 30, 2008 was (15.50)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------------------
                                                                      Return    Quarter/Year
--------------------------------------------------------------------------------------------
Highest Return                                                         7.76%       1/2007
--------------------------------------------------------------------------------------------
Lowest Return                                                         (6.87)%      4/2007
--------------------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 37

Average Annual Total Returns as of December 31, 2007

--------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                       1 Year    Since Inception (1)
--------------------------------------------------------------------------------------------
Return before taxes                                            (0.13)%         18.47%
--------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         (2.45)%         16.49%
--------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    (0.12)%         14.63%
--------------------------------------------------------------------------------------------
MSCI Europe Small Cap Index(3)
   (reflects no deduction for fees, expenses or taxes)          2.53%          19.22%
--------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)         (0.57)%         18.75%
--------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Europe Small Cap Index measures the performance of small cap stocks in the MSCI Europe Index.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------------------
   Management Fees                                                                   0.58%
--------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
--------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.58%
--------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------
                                                       1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------
                                                         $59      $186      $324      $726
--------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------------------
                                                       1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------
                                                         $59      $186      $324      $726
--------------------------------------------------------------------------------------------

38 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


WisdomTree Japan
Total Dividend Fund


Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W851

Exchange Trading Symbol:
DXJ
--------------------------------------------------------------------------------

WisdomTree Japan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted broad market index for the dividend-paying segment of Japan. As of June 30, 2008, approximately 61% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention

                                                  WisdomTree Trust Prospectus 39
      and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.


o Mid-Capitalization Investing. The Fund generally invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

o Industrial Sector Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. This sector can be significantly affected by, among other things, capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, commodity prices and currency exchange rates.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2007
                                     -------
                     Total Return    (4.90)%


The Fund's year-to-date total return as of June 30, 2008 was (5.57)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------------------
                                                                      Return    Quarter/Year
--------------------------------------------------------------------------------------------
Highest Return                                                         3.84%       1/2007
--------------------------------------------------------------------------------------------
Lowest Return                                                         (5.49)%      4/2007
--------------------------------------------------------------------------------------------


40 WisdomTree Trust Prospectus

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                           1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                           (4.90)%          2.66%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        (5.21)%          2.35%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares   (3.19)%          2.08%
-------------------------------------------------------------------------------------------
MSCI Japan Index(3)
   (reflects no deduction for fees, expenses or taxes)        (4.21)%          2.77%
-------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Index
   (reflects no deduction for fees, expenses or taxes)        (4.31)%          2.87%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Japan Index is a subset of the MSCI EAFE Index and measures the performance of the Japanese equity market.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.48%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.48%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $49        $154        $269        $604
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $49        $154        $269        $604
-------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 41

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


WisdomTree Japan
High-Yielding Equity Fund


Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W844

Exchange Trading Symbol:
DNL
--------------------------------------------------------------------------------

WisdomTree Japan High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Japan High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Japan. As of June 30, 2008, approximately 60% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent a Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions in that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy

42 WisdomTree Trust Prospectus
      is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.


o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

o Industrial Sector Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. This sector can be significantly affected by, among other things, capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, commodity prices and currency exchange rates.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                             2007
                                           -------
                            Total Return   (5.50)%


The Fund's year-to-date total return as of June 30, 2008 was (6.89)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                        Return     Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                           3.68%        1/2007
--------------------------------------------------------------------------------
Lowest Return                                           (3.43)%       2/2007
--------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 43

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund                     1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                           (5.50)%          5.53%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        (6.12)%          4.94%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares   (3.59)%          4.37%
-------------------------------------------------------------------------------------------
MSCI Japan Value Index(3)
   (reflects no deduction for fees, expenses or taxes)        (5.37)%          4.61%
-------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Index
   (reflects no deduction for fees, expenses or taxes)        (5.31)%          5.86%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Japan Value Index measures the performance of Value stocks in the MSCI Japan Index.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.58%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.58%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
-------------------------------------------------------------------------------------------

44 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree Japan
SmallCap Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W836

Exchange Trading Symbol:
DFJ
--------------------------------------------------------------------------------

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan. As of June 30, 2008, approximately 99% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial

                                                  WisdomTree Trust Prospectus 45
      services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.


o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                             2007
                                           -------
                            Total Return   (7.67)%


The Fund's year-to-date total return as of June 30, 2008 was (4.42)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                        Return     Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                           3.79%        1/2007
--------------------------------------------------------------------------------
Lowest Return                                           (6.41)%       4/2007
--------------------------------------------------------------------------------


46 WisdomTree Trust Prospectus

Average Annual Total Returns as of December 31, 2007

--------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                        1 Year    Since Inception(1)
--------------------------------------------------------------------------------------------
Return before taxes                                            (7.67)%         (5.31)%
--------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         (8.09)%         (5.61)%
--------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    (4.99)%         (4.67)%
--------------------------------------------------------------------------------------------
MSCI Japan Small Cap Index(3)
   (reflects no deduction for fees, expenses or taxes)        (11.64)%        (11.00)%
--------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)         (6.74)%         (4.82)%
--------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------------------
Shareholder Fees                                                                      None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------------------
   Management Fees                                                                    0.58%
--------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                           None
--------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                  0.00%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.58%
--------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
--------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
--------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 47

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree Pacific
ex-Japan Total
Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W828

Exchange Trading Symbol:
DND
--------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Pacific ex-Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Hong Kong, Singapore, Australia and New Zealand. As of June 30, 2008, approximately 66% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Pacific Basin economies are characterized by heavy reliance on


48 WisdomTree Trust Prospectus
      international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund generally invests a relatively large percentage of its assets in companies organized in Australia or Hong Kong.

o Mid-Capitalization Investing. The Fund generally invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.


Performance Information


The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                            2007
                                           ------
                            Total Return   34.73%


The Fund's year-to-date total return as of June 30, 2008 was (11.43)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                        Return     Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                          12.92%        3/2007
--------------------------------------------------------------------------------
Lowest Return                                            0.65%        4/2007
--------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 49

Average Annual Total Returns as of December 31, 2007

----------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund                   1 Year   Since Inception(1)
----------------------------------------------------------------------------------------------
Return before taxes                                                34.73%        41.76%
----------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                             33.64%        40.81%
----------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares        22.55%        35.37%
----------------------------------------------------------------------------------------------
MSCI Pacific ex-Japan Index(3)
   (reflects no deduction for fees, expenses or taxes)             30.54%        37.45%
----------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Dividend Index
   (reflects no deduction for fees, expenses or taxes)             34.97%        42.84%
----------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore, and New Zealand.

Fees and Expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


----------------------------------------------------------------------------------------------
Shareholder Fees                                                                        None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------------
   Management Fees                                                                      0.48%
----------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                             None
----------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                    0.00%
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.48%
----------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------------
                                                       1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------
                                                         $49      $154      $269      $604
----------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------------
                                                       1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------
                                                         $49      $154      $269      $604
----------------------------------------------------------------------------------------------

50 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree Pacific
ex-Japan High-Yielding
Equity Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W810

Exchange Trading Symbol:
DNH
--------------------------------------------------------------------------------


WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Pacific ex-Japan High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Pacific ex-Japan High-Yielding Equity Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Hong Kong, Singapore, Australia and New Zealand. As of June 30, 2008, approximately 63% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Pacific Basin economies are characterized by heavy reliance on


                                                  WisdomTree Trust Prospectus 51
      international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund generally invests a significant percentage of its assets (sometimes more than 80%) in companies organized in Australia.

o Mid-Capitalization Investing. The Fund generally invests a large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 2007
                               --------
              Total Return      21.67%


The Fund's year-to-date total return as of June 30, 2008 was (13.95)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)


--------------------------------------------------------------------------------
                                                          Return    Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                              9.68%       2/2007
--------------------------------------------------------------------------------
Lowest Return                                              (2.57)%      4/2007
--------------------------------------------------------------------------------

52 WisdomTree Trust Prospectus

Average Annual Total Returns as of December 31, 2007

----------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund             1 Year   Since Inception(1)
----------------------------------------------------------------------------------------------
Return before taxes                                                21.67%        32.44%
----------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                             19.55%        30.69%
----------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares        14.04%        26.81%
----------------------------------------------------------------------------------------------
MSCI Pacific ex-Japan Value Index(3)
   (reflects no deduction for fees, expenses or taxes)             17.89%        29.81%
----------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Index
   (reflects no deduction for fees, expenses or taxes)             21.85%        33.08%
----------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI Pacific ex-Japan Value Index measures the performance of Value stocks in the MSCI Pacific ex-Japan Index.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


----------------------------------------------------------------------------------------------
Shareholder Fees                                                                        None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------------
   Management Fees                                                                      0.58%
----------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                             None
----------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                    0.00%
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.58%
----------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------------
                                                        1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------
                                                          $59      $186      $324      $726
----------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------------
                                                        1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------
                                                          $59      $186      $324      $726
----------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 53

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
LargeCap Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W794

Exchange Trading Symbol:
DOL
--------------------------------------------------------------------------------


WisdomTree International LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of markets in Europe, Far East Asia and Australasia and that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of large-capitalization securities. In this sense, it is a dividend-weighted, large-capitalization index for Europe, Far East Asia and Australasia. As of June 30, 2008, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.


54 WisdomTree Trust Prospectus

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 2007
                               --------
              Total Return      15.45%


The Fund's year-to-date total return as of June 30, 2008 was (13.02)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)


----------------------------------------------------------------------------------------------
                                                                        Return   Quarter/Year
----------------------------------------------------------------------------------------------
Highest Return                                                           8.01%      2/2007
----------------------------------------------------------------------------------------------
Lowest Return                                                            0.35%      4/2007
----------------------------------------------------------------------------------------------


Average Annual Total Returns as of December 31, 2007


----------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund                   1 Year   Since Inception(1)
----------------------------------------------------------------------------------------------
Return before taxes                                                15.45%        25.16%
----------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                             14.63%        24.45%
----------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares        10.03%        21.14%
----------------------------------------------------------------------------------------------
MSCI EAFE Index(3)
   (reflects no deduction for fees, expenses or taxes)             11.11%        20.87%
----------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)             16.52%        26.34%
----------------------------------------------------------------------------------------------


(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australia and Japan.


                                                  WisdomTree Trust Prospectus 55

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-----------------------------------------------------------------------------------------
Shareholder Fees                                                                   None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------
   Management Fees                                                                 0.48%
-----------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                        None
-----------------------------------------------------------------------------------------
   Other Expenses(a)                                                               0.00%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                               0.48%
-----------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------------------
                                                   1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------
                                                     $49      $154      $269      $604
-----------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------
                                                   1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------
                                                     $49      $154      $269      $604
-----------------------------------------------------------------------------------------

56 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Dividend Top 100 Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W786

Exchange Trading Symbol:
DOO
--------------------------------------------------------------------------------


WisdomTree International Dividend Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.


Index Description


The WisdomTree International Dividend Top 100 Index measures the performance of 100 high dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index that meet specified requirements as of the Index measurement date. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its annual dividend yield by the sum of all the annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities. In this sense, it is a dividend-yield weighted large-capitalization developed market index for Europe, Far East Asia and Australasia. As of June 30, 2008, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy

                                                  WisdomTree Trust Prospectus 57
      in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Australia, France and the United Kingdom.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 2007
                               --------
              Total Return      14.04%


The Fund's year-to-date total return as of June 30, 2008 was (14.51)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)


----------------------------------------------------------------------------------------------
                                                                        Return   Quarter/Year
----------------------------------------------------------------------------------------------
Highest Return                                                            6.31%     2/2007
----------------------------------------------------------------------------------------------
Lowest Return                                                            (0.20)%    4/2007
----------------------------------------------------------------------------------------------


Average Annual Total Returns as of December 31, 2007


----------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund                    1 Year   Since Inception(1)
----------------------------------------------------------------------------------------------
Return before taxes                                                14.04%        27.80%
----------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                             13.03%        26.96%
----------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares         9.11%        23.35%
----------------------------------------------------------------------------------------------
MSCI EAFE Value Index(3)
   (reflects no deduction for fees, expenses or taxes)              5.92%        18.73%
----------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Index
   (reflects no deduction for fees, expenses or taxes)             14.67%        28.92%
----------------------------------------------------------------------------------------------


(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.


58 WisdomTree Trust Prospectus

Fees and Expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


------------------------------------------------------------------------------------------
Shareholder Fees                                                                    None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
------------------------------------------------------------------------------------------
   Management Fees                                                                  0.58%
------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                         None
------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                0.00%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                0.58%
------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $59        $186      $324        $726
------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $59        $186      $324        $726
------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 59

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree International
MidCap Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W778

Exchange Trading Symbol:
DIM
--------------------------------------------------------------------------------

WisdomTree International MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily mid-capitalization securities. In this sense, it is a dividend-weighted, mid-capitalization index for Europe, Far East Asia and Australasia. As of June 30, 2008, approximately 83% of the capitalization of the Index consisted of companies with market capitalizations between $2.0 and $10.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related

60 WisdomTree Trust Prospectus
      countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Japan and the United Kingdom.

o Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

o Industrial Sector Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. This sector can be significantly affected by, among other things, capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, commodity prices and currency exchange rates.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                         2007
                                        ------
                        Total Return     9.03%


The Fund's year-to-date total return as of June 30, 2008 was (12.55)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)


------------------------------------------------------------------------------------------
                                                                   Return    Quarter/Year
------------------------------------------------------------------------------------------
Highest Return                                                      6.28%       1/2007
------------------------------------------------------------------------------------------
Lowest Return                                                      (3.73)%      4/2007
------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 61

Average Annual Total Returns as of December 31, 2007


------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund                 1 Year   Since Inception(1)
------------------------------------------------------------------------------------------
Return before taxes                                            9.03%         23.85%
------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         7.94%         22.88%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    5.85%         19.86%
------------------------------------------------------------------------------------------
MSCI EAFE Index(3)
   (reflects no deduction for fees, expenses or taxes)        11.11%         20.87%
------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)         9.03%         24.26%
------------------------------------------------------------------------------------------


(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


------------------------------------------------------------------------------------------
Shareholder Fees                                                                    None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
------------------------------------------------------------------------------------------
   Management Fees                                                                  0.58%
------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                         None
------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                0.00%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                0.58%
------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $59        $186      $324        $726
------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $59        $186      $324        $726
------------------------------------------------------------------------------------------

62 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
SmallCap Dividend Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
97717W760

Exchange Trading Symbol:
DLS
--------------------------------------------------------------------------------


WisdomTree International SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily small-capitalization securities. In this sense, it is a dividend-weighted, small-capitalization index for Europe, Far East Asia and Australasia. As of June 30, 2008, approximately 93% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.


                                                  WisdomTree Trust Prospectus 63

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Australia, Japan and the United Kingdom.

o Industrial Sector Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. This sector can be significantly affected by, among other things, capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, commodity prices and currency exchange rates.

o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                         2007
                                        ------
                        Total Return     6.81%


The Fund's year-to-date total return as of June 30, 2008 was (13.33)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)


------------------------------------------------------------------------------------------
                                                                   Return    Quarter/Year
------------------------------------------------------------------------------------------
Highest Return                                                      8.12%       1/2007
------------------------------------------------------------------------------------------
Lowest Return                                                      (3.74)%      4/2007
------------------------------------------------------------------------------------------

64 WisdomTree Trust Prospectus

Average Annual Total Returns as of December 31, 2007

------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund               1 Year   Since Inception(1)
------------------------------------------------------------------------------------------
Return before taxes                                           6.81%         20.64%
------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        5.96%         19.92%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares   4.41%         17.24%
------------------------------------------------------------------------------------------
MSCI EAFE Small Cap Index(3)
   (reflects no deduction for fees, expenses or taxes)        1.44%         11.10%
------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Index
   (reflects no deduction for fees, expenses or taxes)        6.61%        20.32%
------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on June 16, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The MSCI EAFE Small Cap Index measures the performance of small cap stocks in the MSCI EAFE Index.

Fees and Expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


------------------------------------------------------------------------------------------
Shareholder Fees                                                                    None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
------------------------------------------------------------------------------------------
   Management Fees                                                                  0.58%
------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                         None
------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                0.00%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                0.58%
------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $59        $186      $324        $726
------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $59        $186      $324        $726
------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 65

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree Emerging
Markets High-Yielding
Equity Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W315

Exchange Trading Symbol:
o DEM
--------------------------------------------------------------------------------


WisdomTree Emerging Markets High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the Wisdom Tree Emerging Markets High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Emerging Markets High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of June 30, 2008, approximately 36% of the Index consisted of companies with market capitalizations over $10 billion and 44% of the Index consisted of companies with market capitalizations between $2 and $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


66 WisdomTree Trust Prospectus

o Emerging Markets Investing. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Taiwan, Brazil and South Korea.


o Mid-Capitalization Investing. The Fund generally invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

o Basic Materials Investing. The Fund generally invests a relatively large percentage of its assets in companies in the international Basic Materials sector. As such, the Fund is more likely to be impacted by risks or events affecting this sector of the world economy. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, world economic growth, product liability for environmental damage, depletion of natural resources, technological progress, and government regulations.

o Telecommunication Investing. The Fund generally invests a relatively large percentage of its assets in the telecommunication industry. The telecommunication industry can be significantly affected by, among other things, government intervention and regulation, the need for companies to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, and technological innovations that may make the products and services of telecommunications companies obsolete.

Performance Information

Although the Fund commenced operations on July 13, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


                                                  WisdomTree Trust Prospectus 67

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


------------------------------------------------------------------------------------------
Shareholder Fees                                                                    None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
------------------------------------------------------------------------------------------
   Management Fees                                                                  0.63%
------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                         None
------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                0.00%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                0.63%
------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $64        $202      $351        $786
------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------
                                                 1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------
                                                  $64        $202      $351        $786
------------------------------------------------------------------------------------------

68 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree Emerging
Markets SmallCap Divided
Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W281

Exchange Trading Symbol:
o DGS
--------------------------------------------------------------------------------

WisdomTree Emerging Markets SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Emerging Markets SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily small capitalization stocks. As of June 30, 2008, approximately 70% of the index consisted of companies with a market capitalization less than $2 billion and approximately 15% of the Index consisted of companies with a market capitalization between $2.0 billion and $2.5 billion.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Emerging Markets Investing. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading


                                                  WisdomTree Trust Prospectus 69
      volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Taiwan, Brazil and South Korea.

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Industrial Sector Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. This sector can be significantly affected by, among other things, capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, commodity prices and currency exchange rates.

Performance Information

Although the Fund commenced operations on October 30, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

----------------------------------------------------------------------------------------------------------------
Shareholder Fees                                                                                         None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------
   Management Fees                                                                                       0.63%
----------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                                              None
----------------------------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                                     0.00%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                                     0.63%
----------------------------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.


70 WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------------
                                                                          1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------------------------
                                                                           $64       $202      $351      $786
----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------------------------------
                                                                          1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------------------------
                                                                           $64       $202      $351      $786
----------------------------------------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 71

--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree Middle East
Divided Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717X305

Exchange Trading Symbol:
o GULF
--------------------------------------------------------------------------------

WisdomTree Middle East Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" -- or indexing -- investment approach designed to track the performance of the WisdomTree Middle East Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United Arab Emirates (including Abu Dhabi and Dubai). As of the index measurement date, shares of companies must be eligible to be purchased by foreign investors. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent index measurement date. Companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Companies are weighted in the Index based on regular cash dividends paid in the annual cycle prior to the index measurement date. Country weights are capped so that no country's weight in the Index exceeds 33% at the annual index measurement date. As of June 30, 2008, approximately 49% of the Index consisted of companies with market capitalizations over $10 billion and 39% of the Index consisted of companies with a market capitalization between $2 billion and $10 billion.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Dividend Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Geographic Concentration Risk (Middle East). The Fund invests primarily in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development and may be considered "frontier markets." Financial Markets in the


72 WisdomTree Trust Prospectus

      Middle East generally are less liquid and more volatile than other markets and have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund's ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest.

o Frontier Market Investing. The Middle East financial markets generally are considered to be "frontier markets." The term "frontier markets" is typically used to describe markets outside of the United States that are significantly smaller, less developed, less liquid and generally less accessible and efficient than older, more established markets. Frontier markets can be volatile and unpredictable. The value of your investment in the Fund can change quickly and significantly and you may lose money. Frontier countries may have relatively unstable governments, present the risk of unanticipated adverse government action and nationalization of private business enterprises, impose restrictions on foreign ownership or prohibitions of repatriation of assets, and may have fewer property rights protections. Frontier market economies may be significantly dependent on only a few industries, may be more vulnerable to changes in local or global trade conditions and may face debt burdens or volatile inflation rates. Local securities markets may trade fewer securities and might not be able to respond effectively to changes in trading volume, making it potentially difficult to liquidate substantial holdings promptly - or at all. In addition, procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Securities of frontier market issuers may have limited marketability and may be subject to sudden or erratic price movements. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

o Telecommunication Investing. The Fund generally invests a relatively large percentage of its assets in the telecommunication industry. The telecommunication industry in the Middle East can be significantly affected by, among other things, commodity prices, government intervention and regulation, the need for companies to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, and technological innovations that may make the products and services of telecommunications companies obsolete.

o Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Cash Redemption Risk. Unlike most ETFs, the Fund does not generally make in-kind redemptions because of the nature of its underlying investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it


                                                  WisdomTree Trust Prospectus 73
      had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Performance Information

Although the Fund commenced operations on July 16, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

----------------------------------------------------------------------------------------------------------------
Shareholder Fees                                                                                         None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------
   Management Fees                                                                                       0.68%
----------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                                              None
----------------------------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                                     0.20%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(b)                                                                  0.88%
----------------------------------------------------------------------------------------------------------------

(a) "Other Expenses" are based on estimated amounts for the current fiscal year.

(b) WisdomTree Asset Management has agreed to limit total expenses to 0.88% through March 31, 2009.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------------
                                                                                             1 Year    3 Years
----------------------------------------------------------------------------------------------------------------
                                                                                               $90       $281
----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------------------------------
                                                                                             1 Year    3 Years
----------------------------------------------------------------------------------------------------------------
                                                                                               $90       $281
----------------------------------------------------------------------------------------------------------------


74 WisdomTree Trust Prospectus

Management

Investment Adviser


As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement for each Fund (other than the Middle East Dividend Fund), WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services with respect to each Fund (other than the Middle East Dividend Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the Trust's Annual Report to Shareholders for the period ended March 31, 2008.


WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:


--------------------------------------------------------------------------------
Name of Fund                                                     Management Fee
--------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------
WisdomTree Total Dividend Fund                                       0.28%
--------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                                 0.38%
--------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                                    0.28%
--------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                                     0.38%
--------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                                      0.38%
--------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                                    0.38%
--------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------
WisdomTree DEFA Fund                                                 0.48%
--------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund                            0.58%
--------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                                0.48%
--------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund                          0.58%
--------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                             0.58%
--------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                                 0.48%
--------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund                           0.58%
--------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                              0.58%
--------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund                      0.48%
--------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                0.58%
--------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund                      0.48%
--------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund                       0.58%
--------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund                        0.58%
--------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund                      0.58%
--------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund                0.63%
--------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund                   0.63%
--------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                                 0.68%
--------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 75

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

Sub-Adviser

Mellon Capital Management Corporation ("Mellon Capital") serves as sub-adviser to the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2008, Mellon Capital had assets under management totaling approximately $204 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund's portfolio investments and places orders to buy and sell the Funds' portfolio investments. BNY Investment Advisors ("BNYIA") previously served as sub-adviser to the Funds. In connection with the recent merger between The Bank of New York Company, Inc. and Mellon Financial Corporation BNYIA was integrated with its affiliate, Mellon Capital. As part of the integration, BNYIA transferred, and Mellon Capital assumed, full responsibility of the Sub-Advisory Agreement between BNYIA and WisdomTree Asset Management effective July 2008. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds in accordance with the table set forth below.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

      o 3 basis points (0.03%) of the first $2 billion in combined daily net assets of all Domestic Funds;

      o 2 basis points (0.02%) of the next $3 billion in combined daily net assets of all Domestic Funds; and

      o 1.5 basis points (0.015%) of the combined daily net assets of all Domestic Funds in excess of $5 billion.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

      o 7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Equity Funds;

      o 5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Equity Funds;

      o 3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Equity Funds; and

      o 2 basis points (0.02%) of the combined daily net assets of all International Equity Funds in excess of $5 billion.

Portfolio Managers

Each Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds' portfolios are described below.

Denise Krisko is a Managing Director, Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors since August of 2005. Prior to joining The Bank of New York, from 2000 to 2004, Ms. Krisko held various senior investment positions with Deutsche Asset Management and Northern Trust, including quantitative strategies director, senior portfolio manager and trader. Ms. Krisko has over 15 years of investment experience.

Steven Wetter is a Vice President, Senior Portfolio Manager of Equity Index Strategies. He obtained his M.B.A. from New York University, Stern School of Business. Prior to joining The Bank of New York, he worked as portfolio manager and trader at Bankers Trust and continued in that role after the division was sold to Deutsche Bank in 1999 and then to Northern Trust in 2003. Mr. Wetter has 20 years of investment experience.

The Trust's Statement of Additional Information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.


76 WisdomTree Trust Prospectus

Portfolio Holdings Information

Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's SAI.

Buying and Selling Shares


Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., natural disaster, economic or political news, act of terrorism,


                                                  WisdomTree Trust Prospectus 77
interest rate change), or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day. Since the International Equity Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares. Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.


Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares


The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized


78 WisdomTree Trust Prospectus

Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

      o     A Fund makes distributions,

      o     You sell shares, and

      o You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.


                                                  WisdomTree Trust Prospectus 79

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of each of the International Dividend Funds consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.


80 WisdomTree Trust Prospectus

Creation and Redemption


The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). Only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of a Fund and a designated amount of cash. Each business day prior to the opening of trading each Fund publishes the specific securities and designated amount of cash included in that day's basket for the Fund through the National Securities Clearing Corporation ("NSCC") or other method of public dissemination. Each Fund reserves the right to accept or pay out a basket of securities or cash that differs from the published basket. The Middle East Dividend Fund intends to issue and redeem Creation Units solely for cash. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust's SAI.


Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units


Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees applicable to each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units of a Fund for cash (other than the Middle East Dividend Fund) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.


                                                  WisdomTree Trust Prospectus 81

The following table also shows, as of July 1, 2008, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.

--------------------------------------------------------------------------------------------------------------
                                                         Approximate    Standard Creation/   Maximum Creation/
                                                         Value of One       Redemption          Redemption
Name of Fund                                            Creation Unit     Transaction Fee     Transaction Fee
--------------------------------------------------------------------------------------------------------------
WisdomTree Domestic Dividend Funds
--------------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund                          $  3,000,000         $  4,000            $  8,500
--------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                    $  3,000,000         $  2,200            $  2,500
--------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                       $  3,000,000         $  1,500            $  2,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                        $  3,000,000         $    500            $    600
--------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                         $  3,000,000         $  2,500            $  3,000
--------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                       $  3,000,000         $  4,000            $  4,500
--------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Funds
--------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund                                    $ 17,000,000         $ 15,000            $ 50,000
--------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund               $  7,000,000         $  9,500            $ 20,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                   $  7,000,000         $  7,500            $ 25,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund             $  7,000,000         $  2,500            $  7,500
--------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                $  7,000,000         $ 10,000            $ 11,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                    $  6,000,000         $  4,000            $ 10,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund              $  6,000,000         $  2,500            $  3,500
--------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                 $  5,000,000         $  5,000            $  6,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund         $  7,000,000         $  8,000            $ 18,500
--------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund   $  7,000,000         $  3,500            $  4,500
--------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund         $  7,000,000         $  6,000            $  8,000
--------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund          $  7,000,000         $  2,500            $  3,500
--------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund           $  7,000,000         $  8,000            $ 20,000
--------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund         $  7,000,000         $ 10,000            $ 25,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund   $  5,000,000         $  9,000            $ 27,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund      $  5,000,000         $  7,000            $ 21,000
--------------------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                    $  2,500,000         $  6,500            $ 26,000
--------------------------------------------------------------------------------------------------------------

Distribution


ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

82 WisdomTree Trust Prospectus

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.


The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor's ("S&P") to calculate certain indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.


Financial Highlights


The financial highlights table is intended to help you understand each Fund's financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request. Financial Highlights are not presented for the WisdomTree Middle East Dividend Fund since the Fund did not commence operations until July 2008 and was not included in the Annual Report.


                                                  WisdomTree Trust Prospectus 83

Financial Highlights

WisdomTree Domestic Dividend Funds


Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

----------------------------------------------------------------------------------------
                                                                         For the period
                                                          For the       June 16, 2006(1)
                                                         Year Ended          through
WisdomTree Total Dividend Fund                         March 31, 2008    March 31, 2007
----------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   57.87        $   50.32
----------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   1.68             1.18
   Net realized and unrealized gain (loss)                   (6.04)            7.28
----------------------------------------------------------------------------------------
Total from investment operations                             (4.36)            8.46
----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                     (1.68)           (0.91)
   Capital gains                                             (0.02)              --
----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders            (1.70)           (0.91)
----------------------------------------------------------------------------------------
Net asset value, end of period                           $   51.81        $   57.87
----------------------------------------------------------------------------------------
TOTAL RETURN(3)                                              (7.77)%          16.84%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $  88,071        $  89,698
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers            0.28%            0.28%(4)
   Expenses, prior to expense reimbursements/waivers          0.28%            0.31%(4)
   Net investment income                                      2.89%            2.76%(4)
----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      10%              12%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                         For the period
                                                           For the      June 16, 2006(1)
                                                         Year Ended          through
WisdomTree High-Yielding Equity Fund                   March 31, 2008    March 31, 2007
----------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   57.99        $   50.01
----------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   2.22             1.56
   Net realized and unrealized gain (loss)                  (10.19)            7.54
----------------------------------------------------------------------------------------
Total from investment operations                             (7.97)            9.10
----------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                     (2.21)           (1.12)
----------------------------------------------------------------------------------------
Total dividends to shareholders                              (2.21)           (1.12)
----------------------------------------------------------------------------------------
Net asset value, end of period                           $   47.81        $   57.99
----------------------------------------------------------------------------------------
TOTAL RETURN(3)                                             (14.18)%          18.23%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 138,659        $ 205,874
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers            0.38%            0.38%(4)
   Expenses, prior to expense reimbursements/waivers          0.38%            0.40%(4)
   Net investment income                                      3.88%            3.68%(4)
----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      19%              11%
----------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.


84 WisdomTree Trust Prospectus

Financial Highlights


WisdomTree Domestic Dividend Funds


Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

----------------------------------------------------------------------------------------
                                                                         For the period
                                                           For the      June 16, 2006(1)
                                                         Year Ended         through
WisdomTree LargeCap Dividend Fund                      March 31, 2008    March 31, 2007
----------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   57.97        $   50.34
----------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   1.60             1.11
   Net realized and unrealized gain (loss)                   (5.21)            7.32
----------------------------------------------------------------------------------------
Total from investment operations                             (3.61)            8.43
----------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                     (1.65)           (0.80)
----------------------------------------------------------------------------------------
Total dividends to shareholders                              (1.65)           (0.80)
----------------------------------------------------------------------------------------
Net asset value, end of period                           $   52.71        $   57.97
----------------------------------------------------------------------------------------
TOTAL RETURN(3)                                              (6.47)%          16.77%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 308,379        $ 333,339
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers            0.28%            0.28%(4)
   Expenses, prior to expense reimbursements/waivers          0.28%            0.29%(4)
   Net investment income                                      2.74%            2.65%(4)
----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       8%              13%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                         For the period
                                                           For the      June 16, 2006(1)
                                                         Year Ended         through
WisdomTree Dividend Top 100 Fund                       March 31, 2008    March 31, 2007
----------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   59.69        $   50.12
----------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   2.10             1.40
   Net realized and unrealized gain (loss)                   (8.56)            9.09
----------------------------------------------------------------------------------------
Total from investment operations                             (6.46)           10.49
----------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                     (2.09)           (0.92)
----------------------------------------------------------------------------------------
Total dividends to shareholders                              (2.09)           (0.92)
----------------------------------------------------------------------------------------
Net asset value, end of period                           $   51.14        $   59.69
----------------------------------------------------------------------------------------
TOTAL RETURN(3)                                             (11.15)%          20.99%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 166,205        $ 188,009
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers            0.38%            0.38%(4)
   Expenses, prior to expense reimbursements/waivers          0.38%            0.40%(4)
   Net investment income                                      3.57%            3.29%(4)
----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      16%              21%
----------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.


                                                  WisdomTree Trust Prospectus 85

Financial Highlights

WisdomTree Domestic Dividend Funds


Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

-------------------------------------------------------------------------------------------------------
                                                                                       For the period
                                                                        For the       June 16, 2006(1)
                                                                       Year Ended         through
WisdomTree MidCap Dividend Fund                                      March 31, 2008     March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  58.02         $   50.21
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                1.88              1.45
   Net realized and unrealized gain (loss)                               (10.12)             7.41
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (8.24)             8.86
-------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                  (1.78)            (1.04)
   Capital gains                                                             --             (0.01)
-------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                         (1.78)            (1.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  48.00         $   58.02
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                          (14.47)%           17.71%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 91,198         $  78,333
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.38%             0.38%(4)
   Expenses, prior to expense reimbursements/waivers                       0.38%             0.43%(4)
   Net investment income                                                   3.38%             3.47%(4)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                   30%               12%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                       For the period
                                                                        For the       June 16, 2006(1)
                                                                       Year Ended         through
WisdomTree SmallCap Dividend Fund                                    March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  57.41         $   50.24
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                2.13              1.79
   Net realized and unrealized gain (loss)                               (11.10)             6.65
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (8.97)             8.44
-------------------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                  (2.13)            (1.27)
-------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                           (2.13)            (1.27)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  46.31         $   57.41
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                          (15.93)%           16.88%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 81,040         $ 111,948
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.38%             0.38%(4)
   Expenses, prior to expense reimbursements/waivers                       0.38%             0.42%(4)
   Net investment income                                                   3.97%             4.25%(4)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                   34%               16%
-------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


86  WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

-------------------------------------------------------------------------------------------------------
                                                                                       For the Period
                                                                        For the       June 16, 2006(1)
                                                                       Year Ended         through
WisdomTree DEFA Fund                                                 March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $   64.15         $   49.94
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                1.70              0.86
   Net realized and unrealized gain (loss)                                (1.92)            13.58
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (0.22)            14.44
-------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                  (0.91)            (0.21)
   Capital gains                                                          (0.00)(3)         (0.02)
-------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                         (0.91)            (0.23)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $   63.02         $   64.15
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                           (0.44)%           28.94%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                             $ 425,386         $ 128,303
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.48%             0.48%(5)
   Expenses, prior to expense reimbursements/waivers                       0.48%             0.51%(5)
   Net investment income                                                   2.54%             1.97%(5)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                   10%               11%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                       For the Period
                                                                        For the       June 16, 2006(1)
                                                                       Year Ended         through
WisdomTree DEFA High-Yielding Equity Fund                            March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $   63.62         $   49.77
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                2.20              1.19
   Net realized and unrealized gain (loss)                                (3.78)            12.94
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (1.58)            14.13
-------------------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                  (1.94)            (0.28)
-------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                           (1.94)            (0.28)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $   60.10         $   63.62
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                           (2.72)%           28.41%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                             $ 240,408         $ 184,498
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.58%             0.58%(5)
   Expenses, prior to expense reimbursements/waivers                       0.58%             0.61%(5)
   Net investment income                                                   3.32%             2.71%(5)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                   16%               19%
-------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 87

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

-------------------------------------------------------------------------------------------------------
                                                                                       For the Period
                                                                         For the      June 16, 2006(1)
                                                                       Year Ended          through
WisdomTree Europe Total Dividend Fund                                March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  63.64         $   49.95
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                1.71              0.73
   Net realized and unrealized gain (loss)                                (1.88)            13.17
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (0.17)            13.90
-------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                  (1.47)            (0.21)
   Capital gains                                                             --             (0.00)(3)
-------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                         (1.47)            (0.21)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  62.00         $   63.64
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                           (0.43)%           27.84%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 43,399         $  38,185
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.48%             0.48%(5)
   Expenses, prior to expense reimbursements/waivers                       0.48%             0.58%(5)
   Net investment income                                                   2.55%             1.71%(5)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                   15%               24%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                       For the Period
                                                                         For the      June 16, 2006(1)
                                                                       Year Ended          through
WisdomTree Europe High-Yielding Equity Fund                          March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  63.15         $   49.83
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                2.16              1.09
   Net realized and unrealized gain (loss)                                (4.38)            12.55
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (2.22)            13.64
-------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                  (2.03)            (0.32)
   Capital gains                                                          (0.00)(3)            --
-------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                         (2.03)            (0.32)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  58.90         $   63.15
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                           (3.76)%           27.39%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 47,122         $  50,520
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.58%             0.58%(5)
   Expenses, prior to expense reimbursements/waivers                       0.58%             0.65%(5)
   Net investment income                                                   3.32%             2.44%(5)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                   21%                  24%
-------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


88 WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

-------------------------------------------------------------------------------------------------------
                                                                                       For the Period
                                                                         For the      June 16, 2006(1)
                                                                       Year Ended          through
WisdomTree Europe SmallCap Dividend Fund                             March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  70.15         $   50.42
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                2.32              1.31
   Net realized and unrealized gain (loss)                                (9.78)            18.89
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (7.46)            20.20
-------------------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                  (4.22)            (0.47)
-------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                           (4.22)            (0.47)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  58.47         $   70.15
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                          (10.72)%           40.14%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 46,778         $ 147,316
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.58%             0.58%(4)
   Expenses, prior to expense reimbursements/waivers                       0.58%             0.62%(4)
   Net investment income                                                   3.33%             2.99%(4)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                   22%               47%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                       For the Period
                                                                         For the      June 16, 2006(1)
                                                                       Year Ended          through
WisdomTree Japan Total Dividend Fund                                 March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  57.00         $   50.32
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                0.64              0.56
   Net realized and unrealized gain (loss)                                (8.82)             6.33
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (8.18)             6.89
-------------------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                  (0.48)            (0.21)
-------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                           (0.48)            (0.21)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  48.34         $   57.00
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                          (14.39)%           13.71%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 29,004         $  51,301
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                 0.48%             0.48%(4)
   Expenses, prior to expense reimbursements                               0.48%             0.54%(4)
   Net investment income                                                   1.17%             1.40%(4)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                    1%                6%
-------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 89

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

-------------------------------------------------------------------------------------------------------
                                                                                       For the period
                                                                         For the      June 16, 2006(1)
                                                                       Year Ended         through
WisdomTree Japan High-Yielding Equity Fund                           March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  59.42         $   50.14
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                0.65              1.18
   Net realized and unrealized gain (loss)                                (9.50)             8.44
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (8.85)             9.62
-------------------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                  (0.98)            (0.34)
-------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                           (0.98)            (0.34)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  49.59         $   59.42
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                          (14.96)%           19.22%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 29,754         $  95,069
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                 0.58%             0.58%(4)
   Expenses, prior to expense reimbursements                               0.58%             0.64%(4)
   Net investment income                                                   1.18%             3.00%(4)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                    1%                6%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                       For the period
                                                                         For the      June 16, 2006(1)
                                                                       Year Ended         through
WisdomTree Japan SmallCap Dividend Fund                              March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  52.33         $   50.69
-------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                0.69              0.95
   Net realized and unrealized gain (loss)                                (8.12)             0.74
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          (7.43)             1.69
-------------------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                  (0.61)            (0.05)
-------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                           (0.61)            (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  44.29         $   52.33
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                          (14.23)%            3.34%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $ 75,300         $  99,419
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers                         0.58%             0.58%(4)
   Expenses, prior to expense reimbursements/waivers                       0.58%             0.64%(4)
   Net investment income                                                   1.44%             2.75%(4)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                    3%               25%
-------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


90 WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

--------------------------------------------------------------------------------------------
                                                                            For the period
                                                              For the      June 16, 2006(1)
                                                            Year Ended          through
WisdomTree Pacific ex-Japan Total Dividend Fund           March 31, 2008     March 31, 2007
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   67.57        $   49.71
--------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      2.69             1.40
   Net realized and unrealized gain                              4.61            16.85
--------------------------------------------------------------------------------------------
Total from investment operations                                 7.30            18.25
--------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                        (1.87)           (0.39)
--------------------------------------------------------------------------------------------
Total dividends to shareholders                                 (1.87)           (0.39)
--------------------------------------------------------------------------------------------
Net asset value, end of period                              $   73.00        $   67.57
--------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 10.58%           36.80%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $ 146,008        $  74,329
Ratio to average net assets of:
   Expenses, net of expense reimbursements                       0.48%            0.48%(4)
   Expenses, prior to expense reimbursements                     0.48%            0.54%(4)
   Net investment income                                         3.42%            3.31%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                         12%              21%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                            For the period
                                                             For the       June 16, 2006(1)
                                                            Year Ended          through
WisdomTree Pacific ex-Japan High-Yielding Equity Fund     March 31, 2008    March 31, 2007
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   67.08        $   49.02
--------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      3.24             2.18
   Net realized and unrealized gain (loss)                      (3.40)           16.40
--------------------------------------------------------------------------------------------
Total from investment operations                                (0.16)           18.58
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                        (3.48)           (0.52)
   Capital gains                                                (0.14)              --
--------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (3.62)           (0.52)
--------------------------------------------------------------------------------------------
Net asset value, end of period                              $   63.30        $   67.08
--------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                  0.69%           38.02%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $  56,966        $  87,205
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers               0.58%            0.58%(4)
   Expenses, prior to expense reimbursements/waivers             0.58%            0.63%(4)
   Net investment income                                         4.42%            5.11%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                         16%               7%
--------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 91

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

-------------------------------------------------------------------------------------------
                                                                            For the period
                                                              For the      June 16, 2006(1)
                                                            Year Ended          through
WisdomTree International LargeCap Dividend Fund           March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   62.55        $   49.86
-------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      1.80             0.85
   Net realized and unrealized gain (loss)                      (1.11)           12.14
-------------------------------------------------------------------------------------------
Total from investment operations                                 0.69            12.99
-------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                        (1.38)           (0.30)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                 (1.38)           (0.30)
-------------------------------------------------------------------------------------------
Net asset value, end of period                              $   61.86        $   62.55
-------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                  0.93%           26.08%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $ 154,658        $  87,569
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers               0.48%            0.48%(4)
   Expenses, prior to expense reimbursements/waivers             0.48%            0.52%(4)
   Net investment income                                         2.69%            1.99%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                         15%               8%(4)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                                            For the period
                                                              For the      June 16, 2006(1)
                                                            Year Ended          through
WisdomTree International Dividend Top 100 Fund            March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   66.37        $   49.77
-------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      2.29             1.03
   Net realized and unrealized gain (loss)                      (2.86)           15.80
-------------------------------------------------------------------------------------------
Total from investment operations                                (0.57)           16.83
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                        (1.79)           (0.22)
   Capital gains                                                   --            (0.01)
-------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (1.79)           (0.23)
-------------------------------------------------------------------------------------------
Net asset value, end of period                              $   64.01        $   66.37
-------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 (1.05)%          33.83%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $ 390,485        $ 278,743
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers               0.58%            0.58%(4)
   Expenses, prior to expense reimbursements/waivers             0.58%            0.60%(4)
   Net investment income                                         3.28%            2.30%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                         24%               8%
-------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


92 WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below::

--------------------------------------------------------------------------------------------
                                                                            For the Period
                                                              For the      June 16, 2006(1)
                                                            Year Ended          through
WisdomTree International MidCap Dividend Fund             March 31, 2008    March 31, 2007
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   67.56        $   50.13
--------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      1.92             1.08
   Net realized and unrealized gain (loss)                      (4.95)           16.73
--------------------------------------------------------------------------------------------
Total from investment operations                                (3.03)           17.81
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                        (1.81)           (0.38)
   Capital gains                                                (0.12)              --
--------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (1.93)           (0.38)
--------------------------------------------------------------------------------------------
Net asset value, end of period                              $   62.60        $   67.56
--------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 (4.61)%          35.57%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $ 219,104        $ 168,889
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers               0.58%            0.58%(4)
   Expenses, prior to expense reimbursements/waivers             0.58%            0.61%(4)
   Net investment income                                         2.76%            2.53%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                         18%              44%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                            For the period
                                                              For the      June 16, 2006(1)
                                                            Year Ended          through
WisdomTree International SmallCap Dividend Fund           March 31, 2008    March 31, 2007
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   67.80        $   50.35
--------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                      1.86             1.43
   Net realized and unrealized gain (loss)                      (7.08)           16.28
--------------------------------------------------------------------------------------------
Total from investment operations                                (5.22)           17.71
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                        (1.41)           (0.26)
   Capital gains                                                (0.06)              --
--------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (1.47)           (0.26)
--------------------------------------------------------------------------------------------
Net asset value, end of period                              $   61.11        $   67.80
--------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 (7.79)%          35.21%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $ 482,761        $ 298,315
Ratio to average net assets of:
   Expenses, net of expense reimbursements/waivers               0.58%            0.58%(4)
   Expenses, prior to expense reimbursements/waivers             0.58%            0.60%(4)
   Net investment income                                         2.71%            3.33%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                         17%              39%
--------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 93

Financial Highlights

WisdomTree International Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

--------------------------------------------------------------------------------------------
                                                                            For the period
                                                                           July 13, 2007(1)
                                                                                through
WisdomTree Emerging Markets High-Yielding Equity Fund                       March 31, 2008
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $   50.68
--------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                       1.12
   Net realized and unrealized gain                                               0.51
--------------------------------------------------------------------------------------------
Total from investments operations                                                 1.63
--------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                         (0.49)
--------------------------------------------------------------------------------------------
Total dividends to shareholders                                                  (0.49)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   51.82
--------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                   3.23%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                    $ 165,813
Ratio to average net assets of:
   Net expenses                                                                   0.63%(4)
   Net investment income                                                          3.18%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                           3%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                          For the period
                                                                        October 30, 2007(1)
                                                                              through
WisdomTree Emerging Markets SmallCap Dividend Fund                        March 31, 2008
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $   51.50
--------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                       0.37
   Net realized and unrealized gain loss                                         (7.87)
--------------------------------------------------------------------------------------------
Total from investment operations                                                 (7.50)
--------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                         (0.05)
--------------------------------------------------------------------------------------------
Total dividends to shareholders                                                  (0.05)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   43.95
--------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                 (14.57)%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                    $  52,742
Ratio to average net assets of:
   Net expenses                                                                   0.63%(4)
   Net investment income                                                          1.99%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                           6%
--------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


94 WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)

WisdomTree Domestic Dividend Funds


The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of end of day premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

--------------------------------------------------------------------------------------------------------------------------
                                                           Market Price Above or Equal to         Market Price Below
                                                                  Net Asset Value                   Net Asset Value
                                                          --------------------------------   -----------------------------
                                          Basis Point        Number       Percentage of        Number       Percentage of
                                         Differential       of Days        Total Days         of Days         Total Days
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
April 1, 2007 - June 30, 2008                0-24.9           128             40.63%            175             55.56%
                                         ---------------------------------------------------------------------------------
                                            25-49.9             2              0.63%              3              0.95%
                                         ---------------------------------------------------------------------------------
                                            50-74.9             1              0.32%              0              0.00%
                                         ---------------------------------------------------------------------------------
                                           75-100.0             1              0.32%              0              0.00%
                                         ---------------------------------------------------------------------------------
                                             >100.0             3              0.95%              2              0.63%
                                         ---------------------------------------------------------------------------------
                                              Total           135             42.86%            180             57.14%
--------------------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund
April 1, 2007 - June 30, 2008                0-24.9           127             40.32%            172             54.60%
                                         ---------------------------------------------------------------------------------
                                            25-49.9             4              1.27%              2              0.63%
                                         ---------------------------------------------------------------------------------
                                            50-74.9             1              0.32%              2              0.63%
                                         ---------------------------------------------------------------------------------
                                           75-100.0             1              0.32%              1              0.32%
                                         ---------------------------------------------------------------------------------
                                             >100.0             3              0.95%              2              0.63%
                                         ---------------------------------------------------------------------------------
                                              Total           136             43.17%            179             56.83%
--------------------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
April 1, 2007 - June 30, 2008                0-24.9           135             42.86%            156             49.52%
                                         ---------------------------------------------------------------------------------
                                            25-49.9             8              2.54%              5              1.59%
                                         ---------------------------------------------------------------------------------
                                            50-74.9             3              0.95%              1              0.32%
                                         ---------------------------------------------------------------------------------
                                           75-100.0             0              0.00%              0              0.00%
                                         ---------------------------------------------------------------------------------
                                             >100.0             5              1.59%              2              0.63%
                                         ---------------------------------------------------------------------------------
                                              Total           151             47.94%            164             52.06%
--------------------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
April 1, 2007 - June 30, 2008                0-24.9           123             39.05%            160             50.79%
                                         ---------------------------------------------------------------------------------
                                            25-49.9            16              5.08%              4              1.27%
                                         ---------------------------------------------------------------------------------
                                            50-74.9             1              0.32%              1              0.32%
                                         ---------------------------------------------------------------------------------
                                           75-100.0             1              0.32%              1              0.32%
                                         ---------------------------------------------------------------------------------
                                             >100.0             5              1.59%              3              0.95%
                                         ---------------------------------------------------------------------------------
                                              Total           146             46.35%            169             53.65%
--------------------------------------------------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 95

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

WisdomTree Domestic Dividend Funds


--------------------------------------------------------------------------------------------------------------------------
                                                           Market Price Above or Equal to         Market Price Below
                                                                  Net Asset Value                   Net Asset Value
                                                          --------------------------------   -----------------------------
                                          Basis Point        Number       Percentage of        Number       Percentage of
                                         Differential       of Days        Total Days         of Days        Total Days
--------------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund
April 1, 2007 - June 30, 2008                0-24.9           137             43.49%            161             51.11%
                                         ---------------------------------------------------------------------------------
                                            25-49.9             3              0.95%              3              0.95%
                                         ---------------------------------------------------------------------------------
                                            50-74.9             0              0.00%              1              0.32%
                                         ---------------------------------------------------------------------------------
                                           75-100.0             1              0.32%              0              0.00%
                                         ---------------------------------------------------------------------------------
                                             >100.0             7              2.22%              2              0.63%
                                         ---------------------------------------------------------------------------------
                                              Total           148             46.89%            167             53.02%
--------------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund
April 1, 2007 - June 30, 2008                0-24.9           145             46.03%            149             47.30%
                                         ---------------------------------------------------------------------------------
                                            25-49.9             3              0.95%              9              2.86%
                                         ---------------------------------------------------------------------------------
                                            50-74.9             2              0.63%              0              0.00%
                                         ---------------------------------------------------------------------------------
                                           75-100.0             0              0.00%              0              0.00%
                                         ---------------------------------------------------------------------------------
                                             >100.0             4              1.27%              3              0.95%
                                         ---------------------------------------------------------------------------------
                                              Total           154             48.89%            161             51.11%
--------------------------------------------------------------------------------------------------------------------------


96 WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)

WisdomTree International Dividend Funds


The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of end of day premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

Because the Middle East Dividend Fund did not commence operations until July 2008, information is not presented for this Fund.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Market Price Above or Equal to      Market Price Below
                                                                                  Net Asset Value               Net Asset Value
                                                                           ------------------------------   -----------------------
                                                            Basis Point      Number    Percentage of         Number   Percentage of
                                                            Differential    of Days      Total Days         of Days    Total Days
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
April 1, 2007 - June 30, 2008                                   0-24.9         43          13.65%              25          7.94%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         64          20.32%              16          5.08%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         53          16.83%              15          4.76%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         29           9.21%              10          3.17%
                                                            -----------------------------------------------------------------------
                                                                >100.0         43          13.65%              17          5.40%
                                                            -----------------------------------------------------------------------
                                                                 Total        232          73.65%              83         26.35%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund
April 1, 2007 - June 30, 2008                                   0-24.9         54          17.14%              31          9.84%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         51          16.19%              29          9.21%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         42          13.33%              15          4.76%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         19           6.03%              20          6.35%
                                                            -----------------------------------------------------------------------
                                                                >100.0         32          10.16%              22          6.98%
                                                            -----------------------------------------------------------------------
                                                                 Total        198          62.86%             117         37.14%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         67          21.27%              39         12.38%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         54          17.14%              30          9.52%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         30           9.52%              18          5.71%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         17           5.40%              11          3.49%
                                                            -----------------------------------------------------------------------
                                                                >100.0         32          10.16%              17          5.40%
                                                            -----------------------------------------------------------------------
                                                                 Total        200          63.49%             115         36.51%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund
April 1, 2007 - June 30, 2008                                   0-24.9         36          11.43%              39         12.38%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         24           7.62%              43         13.65%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         12           3.81%              29          9.21%
                                                            -----------------------------------------------------------------------
                                                              75-100.0          6           1.90%              39         12.38%
                                                            -----------------------------------------------------------------------
                                                                >100.0          8           2.54%              79         25.08%
                                                            -----------------------------------------------------------------------
                                                                 Total         86          27.30%             229         72.70%
-----------------------------------------------------------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 97

Frequency Distribution of Discounts & Premiums (unaudited)

WisdomTree International Dividend Funds


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Market Price Above or Equal to      Market Price Below
                                                                                  Net Asset Value               Net Asset Value
                                                                           ------------------------------   -----------------------
                                                            Basis Point      Number    Percentage of         Number   Percentage of
                                                            Differential    of Days      Total Days         of Days    Total Days
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         36          11.43%              39         12.38%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         24           7.62%              43         13.65%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         12           3.81%              29          9.21%
                                                            -----------------------------------------------------------------------
                                                              75-100.0          6           1.40%              39         12.38%
                                                            -----------------------------------------------------------------------
                                                                >100.0          8           2.54%              79         25.08%
                                                            -----------------------------------------------------------------------
                                                                 Total         86          27.30%             229         72.70%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         36          11.43%              31          9.84%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         30           9.52%              27          8.57%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         19           6.03%              22          6.98%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         14           4.44%              29          9.21%
                                                            -----------------------------------------------------------------------
                                                                >100.0         26           8.25%              81         25.71%
                                                            -----------------------------------------------------------------------
                                                                 Total        125          39.68%             190         60.32%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
April 1, 2007 - June 30, 2008                                   0-24.9         34          10.79%              31          9.84%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         30           9.52%              29          9.21%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         17           5.40%              26          8.25%
                                                            -----------------------------------------------------------------------
                                                              75-100.0          7           2.22%              27          8.57%
                                                            -----------------------------------------------------------------------
                                                                >100.0         33          10.48%              81         25.71%
                                                            -----------------------------------------------------------------------
                                                                 Total        121          38.41%             194         61.59%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         44          13.97%              19          6.03%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         30           9.52%              30          9.52%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         24           7.62%              21          6.67%
                                                            -----------------------------------------------------------------------
                                                              75-100.0          8           2.54%              25          7.94%
                                                            -----------------------------------------------------------------------
                                                                >100.0         42          13.33%              72         22.86%
                                                            -----------------------------------------------------------------------
                                                                 Total        148          46.98%             167         53.02%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         39          12.38%              20          6.35%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         33          10.48%              29          9.21%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         25           7.94%              12          3.81%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         21           6.67%              17          5.40%
                                                            -----------------------------------------------------------------------
                                                                >100.0         52          16.51%              67         21.27%
                                                            -----------------------------------------------------------------------
                                                                 Total        170          53.97%             145         46.03%
-----------------------------------------------------------------------------------------------------------------------------------


98  WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Market Price Above or Equal to      Market Price Below
                                                                                  Net Asset Value               Net Asset Value
                                                                           ------------------------------   -----------------------
                                                            Basis Point      Number    Percentage of         Number   Percentage of
                                                            Differential    of Days      Total Days         of Days    Total Days
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
April 1, 2007 - June 30, 2008                                   0-24.9         26           8.25%              23          7.30%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         34          10.79%              27          8.57%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         35          11.11%              19          6.03%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         29           9.21%              16          5.08%
                                                            -----------------------------------------------------------------------
                                                                >100.0         34          10.79%              72         22.86%
                                                            -----------------------------------------------------------------------
                                                                 Total        158          50.16%             157         49.84%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         46          14.60%              39         12.38%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         65          20.63%              28          8.89%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         28           8.89%              19          6.03%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         30           9.52%               6          1.90%
                                                            -----------------------------------------------------------------------
                                                                >100.0         30           9.52%              24          7.62%
                                                            -----------------------------------------------------------------------
                                                                 Total        199          63.17%             116         36.83%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
April 1, 2007 - June 30, 2008                                   0-24.9         39          12.38%              37         11.75%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         52          16.51%              28          8.89%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         39          12.38%              17          5.40%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         22           6.98%               8          2.54%
                                                            -----------------------------------------------------------------------
                                                                >100.0         36          11.43%              37         11.75%
                                                            -----------------------------------------------------------------------
                                                                 Total        188          59.68%             127         40.32%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         46          14.60%              40         12.70%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         54          17.14%              33         10.48%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         33          10.48%              16          5.08%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         18           5.71%              14          4.44%
                                                            -----------------------------------------------------------------------
                                                                >100.0         34          10.79%              27          8.57%
                                                            -----------------------------------------------------------------------
                                                                 Total        185          58.73%             130         41.27%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
April 1, 2007 - June 30, 2008                                   0-24.9         40          12.70%              19          6.03%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         52          16.51%              25          7.94%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         41          13.02%              10          3.17%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         31           9.84%              14          4.44%
                                                            -----------------------------------------------------------------------
                                                                >100.0         58          18.41%              25          7.94%
                                                            -----------------------------------------------------------------------
                                                                 Total        222          70.48%              93         29.52%
-----------------------------------------------------------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 99

Frequency Distribution of Discounts & Premiums (unaudited)

WisdomTree International Dividend Funds


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Market Price Above or Equal to      Market Price Below
                                                                                  Net Asset Value               Net Asset Value
                                                                           ------------------------------   -----------------------
                                                            Basis Point      Number    Percentage of         Number   Percentage of
                                                            Differential    of Days      Total Days         of Days    Total Days
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund
July 13, 2007 - June 30, 2008                                   0-24.9         18           7.38%              17          6.97%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         13           5.33%              12          4.92%
                                                            -----------------------------------------------------------------------
                                                               50-74.9         23           9.43%               8          3.28%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         27          11.07%               7          2.87%
                                                            -----------------------------------------------------------------------
                                                                >100.0         86          35.25%              33         13.52%
                                                            -----------------------------------------------------------------------
                                                                 Total        167          68.44%              77         31.56%
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund
October 30, 2007 - June 30, 2008                                0-24.9          7           4.17%               9          5.36%
                                                            -----------------------------------------------------------------------
                                                               25-49.9         13           7.74%               5          2.98%
                                                            -----------------------------------------------------------------------
                                                               50-74.9          6           3.57%               6          3.57%
                                                            -----------------------------------------------------------------------
                                                              75-100.0         18          10.71%               6          3.57%
                                                            -----------------------------------------------------------------------
                                                                >100.0         41          24.40%              57         33.93%
                                                            -----------------------------------------------------------------------
                                                                 Total         85          50.60%              83         49.40%
-----------------------------------------------------------------------------------------------------------------------------------


100 WisdomTree Trust Prospectus

                      (This page intentionally left blank.)

                                                 WisdomTree Trust Prospectus 101

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:


--------------------------------------------------------------------------------
Call:       1-866-909-9473
            Monday through Friday
            8:00 a.m. - 8:00 p.m. (Eastern time)
--------------------------------------------------------------------------------
Write:      WisdomTree Trust
            c/o ALPS Distributors, Inc.
            1290 Broadway, Suite 1100
            Denver, Colorado 80203
--------------------------------------------------------------------------------
Visit:      www.wisdomtree.com
--------------------------------------------------------------------------------


Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.


(C)2008 WisdomTree Trust


WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203


WisdomTree(R) is a registered mark of WisdomTree
Investments, Inc.


INVESTMENT COMPANY ACT FILE NO. 811-21864

--------------------------------------------------------------------------------

[WISDOMTREE LOGO]


WisdomTree Trust

380 Madison Avenue, 21st Floor
New York, NY 10017

[WISDOMTREE LOGO]

--------------------------
International Sector Funds
--------------------------

                                                                      PROSPECTUS


                                                                   July 29, 2008


--------------------------------------------------------------------------------

      WisdomTree(R) Trust

--------------------------------------------------------------------------------

      WisdomTree
      International Sector Funds

      WisdomTree International Basic Materials Sector Fund
      WisdomTree International Communications Sector Fund


      WisdomTree International Consumer Discretionary Sector Fund
      WisdomTree International Consumer Staples Sector Fund


      WisdomTree International Energy Sector Fund
      WisdomTree International Financial Sector Fund
      WisdomTree International Health Care Sector Fund
      WisdomTree International Industrial Sector Fund
      WisdomTree International Technology Sector Fund
      WisdomTree International Utilities Sector Fund
      WisdomTree International Real Estate Fund

--------------------------------------------------------------------------------

      THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a dividend-paying segment of the international stock market. The indexes are created using a proprietary methodology developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.


Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 200,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

--------------------------------------------------------------------------------
A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE
                            o ARE NOT BANK GUARANTEED
--------------------------------------------------------------------------------

WisdomTree Trust


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Overview                                                                       2

Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     3

WisdomTree International Sector Funds                                          6

WisdomTree International Basic Materials Sector Fund                           6
WisdomTree International Communications Sector Fund                            9
WisdomTree International Consumer Discretionary Sector Fund                   12
WisdomTree International Consumer Staples Sector Fund                         15
WisdomTree International Energy Sector Fund                                   18
WisdomTree International Financial Sector Fund                                21
WisdomTree International Health Care Sector Fund                              24
WisdomTree International Industrial Sector Fund                               27
WisdomTree International Technology Sector Fund                               30
WisdomTree International Utilities Sector Fund                                33
WisdomTree International Real Estate Fund                                     36

Management                                                                    39

Investment Adviser                                                            39
Sub-Adviser                                                                   39
Portfolio Managers                                                            40
Portfolio Holdings Information                                                40
Buying and Selling Shares                                                     40
Share Trading Prices                                                          41
Determination of Net Asset Value                                              41
Dividends and Distributions                                                   42
Book Entry                                                                    42
Delivery of Shareholder Documents - Householding                              42
Frequent Purchases and Redemptions of Fund Shares                             42
Investments by Registered Investment Companies                                42
Taxes                                                                         43
Taxes on Distributions                                                        43
Taxes When Fund Shares are Sold                                               44
Taxes on Creation and Redemption of Creation Units                            44
Creation and Redemption                                                       44
Authorized Participants and the Continuous Offering of Shares                 45
Creation and Redemption Transaction Fees for Creation Units                   45
Distribution                                                                  46
Additional Notices                                                            46
Financial Highlights                                                          48
Frequency Distribution of Discounts & Premiums                                54
--------------------------------------------------------------------------------


                                                   WisdomTree Trust Prospectus 1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares of a Fund that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index" or "Dividend Index") developed by WisdomTree Investments. Each Index consists of dividend-paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies


Each Fund tracks a specific international Index created by WisdomTree Investments. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index.

The WisdomTree Indexes are "fundamentally weighted." The Dividend Indexes differ from most traditional indexes in that the proportion, or "weighting", of the securities in each Dividend Index is based on a measure of fundamental value. The Dividend Indexes are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.


Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of Securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

--------------------------------------------------------------------------------


* "WisdomTree" is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.


2 WisdomTree Trust Prospectus

Each Fund uses a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics (such as dividends paid, industry sector, country, trading volume and liquidity) closely resemble the risk, return and other characteristics of the Index as a whole.


Each Fund intends to concentrate (i.e., hold 25% or more of its total assets) in the securities of the particular industry or group of industries suggested by its name and the name of its underlying Index.

Principal Risk Factors Common to All Funds


Each Fund is subject to the risks described below. Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.


Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.


Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Currency Risk

Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.


Investment Style Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

                                                   WisdomTree Trust Prospectus 3

Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the foreign market segments relating to its Index.

Concentration Risk

Each Index and Fund is concentrated in the industry or group of industries suggested by its name. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.


Non-Diversification Risk


Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.


Non-Correlation Risk


The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk than a Fund using a Replication strategy.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

4 WisdomTree Trust Prospectus

Market Trading Risk


Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares. Trading of shares of a Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.


Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fiscal Policy Risk

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend paying securities less appealing to investors and could have a negative impact on the performance of the Funds.

                                                   WisdomTree Trust Prospectus 5

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Basic Materials Sector
Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W752

Exchange Trading Symbol:
o DBN
--------------------------------------------------------------------------------


WisdomTree International Basic Materials Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Basic Materials Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Basic Materials Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Basic Materials" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: metals and mining, chemicals, construction materials and paper and forest products. As of June 30, 2008, approximately 66% of the Index consisted of companies with market capitalizations over $10 billion, and approximately 25% of the Index consisted of securities of companies with market capitalizations between $2 and $10 billion.


Primary Investment Risks


      You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be

6 WisdomTree Trust Prospectus
      impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the Australia, Germany, Japan or the United Kingdom.

o Basic Materials Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Basic Materials sector. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, world economic growth, product liability for environmental damage, depletion of natural resources, technological progress, and government regulations.

o Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2007
                                     ------
                     Total Rerurn    32.26%


The Fund's year-to-date total return as of June 30, 2008 was 3.46%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                           Return   Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                             14.55%      2/2007
--------------------------------------------------------------------------------
Lowest Return                                              (4.34)%     4/2007
--------------------------------------------------------------------------------


                                                   WisdomTree Trust Prospectus 7

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund            1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                              32.26%        38.46%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                           31.92%        38.17%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares      20.96%        32.68%
-------------------------------------------------------------------------------------------
S&P Global 1200 Materials Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)           38.30%        42.57%
-------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Index
   (reflects no deduction for fees, expenses or taxes)           34.00%        40.31%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------------------
Shareholder Fees                                                                       None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------------------
   Management Fees                                                                     0.58%
--------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                            None
--------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                   0.00%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   0.58%
--------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                      1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324       $726
-------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


-------------------------------------------------------------------------------------------
                                                      1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324       $726
-------------------------------------------------------------------------------------------

8 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Communications Sector
Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W745

Exchange Trading Symbol:
o DGG
--------------------------------------------------------------------------------


WisdomTree International Communications Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Communications Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Communications Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Communications" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: diversified telecommunications and wireless telecommunications services. As of June 30, 2008, approximately 89% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example,

                                                   WisdomTree Trust Prospectus 9
      political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Communications Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Communications sector. These risks include but are not limited to: rapid technological developments, intensive capital usage, and government regulation.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     2007
                                     -----
                     Total Return    27.39%


The Fund's year-to-date total return as of June 30, 2008 was (17.85)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

----------------------------------------------------------------------------------------------------------
                                                                             Return       Quarter/Year
----------------------------------------------------------------------------------------------------------
Highest Return                                                               10.29%          2/2007
----------------------------------------------------------------------------------------------------------
Lowest Return                                                                 1.36%          1/2007
----------------------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

----------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund                          1 Year    Since Inception(1)
----------------------------------------------------------------------------------------------------------
Return before taxes                                                          27.39%          35.23%
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                                       26.37%          34.10%
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares                  17.78%          29.41%
----------------------------------------------------------------------------------------------------------
S&P Global 1200 Telecommunications Services Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)                       26.72%          31.45%
----------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Index
   (reflects no deduction for fees, expenses or taxes)                       27.66%          36.35%
----------------------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


10 WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------------------------
Shareholder Fees                                                                           None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------------------------
   Management Fees                                                                         0.58%
--------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                                None
--------------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                       0.00%
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                       0.58%
--------------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------------
                                                            1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------
                                                              $59     $186       $324      $726
--------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------------------------
                                                            1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------
                                                              $59     $186       $324      $726
--------------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 11

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Consumer Discretionary
Sector Fund (formerly, the
WisdomTree International
Consumer Cyclical Sector
Fund)

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W737

Exchange Trading Symbol:
o DPC
--------------------------------------------------------------------------------

WisdomTree International Consumer Discretionary Sector Fund


Investment Objective


The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Discretionary Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.


Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Consumer Discretionary Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree International Consumer Discretionary Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Consumer Discretionary" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: automobiles, media, retail and leisure, luxury goods and household goods. As of June 30, 2008, approximately 56% of the Index consisted of companies with market capitalizations over $10 billion and approximately 27% of the Index consisted of companies with market capitalizations between $2 and $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example,


12 WisdomTree Trust Prospectus
      political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in France, Japan or the United Kingdom.

o Consumer Discretionary Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Consumer Discretionary sector. These risks include but are not limited to: economic growth, worldwide demand, and consumers' disposable income levels and propensity to spend.

o Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     2007
                                     -----
                     Total Return    5.25%


The Fund's year-to-date total return as of June 30, 2008 was (17.62)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

----------------------------------------------------------------------------------------------------------
                                                                             Return       Quarter/Year
----------------------------------------------------------------------------------------------------------
Highest Return                                                                7.49%          1/2007
----------------------------------------------------------------------------------------------------------
Lowest Return                                                                (5.91)%         4/2007
----------------------------------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 13

Average Annual Total Returns as of December 31, 2007

----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund                  1 Year    Since Inception(1)
----------------------------------------------------------------------------------------------------------
Return before taxes                                                           5.25%          14.67%
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                                        4.40%          13.86%
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares                   3.40%          12.02%
----------------------------------------------------------------------------------------------------------
S&P Global 1200 Consumer Discretionary Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)                       (3.15)%          3.27%
----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Index
   (reflects no deduction for fees, expenses or taxes)                        4.65%          14.15%
----------------------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index that includes approximately 70% of the world's capital markets.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


----------------------------------------------------------------------------------------------------------
Shareholder Fees                                                                                    None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
----------------------------------------------------------------------------------------------------------
   Management Fees                                                                                  0.58%
----------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                                         None
----------------------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                                0.00%
----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                                0.58%
----------------------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------------------------
                                                                    1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------------------
                                                                     $59       $186      $324      $726
----------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------------------------
                                                                    1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------------------------------------
                                                                     $59       $186      $324      $726
----------------------------------------------------------------------------------------------------------

14 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Consumer Staples Sector
Fund (formerly, the
WisdomTree International
Consumer Non-Cyclical
Sector Fund)

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W729

Exchange Trading Symbol:
o DPN
--------------------------------------------------------------------------------

WisdomTree International Consumer Staples Sector Fund


Investment Objective


The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Staples Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.


Primary Investment Strategies


The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Consumer Staples Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree International Consumer Staples Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Consumer Staples" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: food products, beverages, personal products and household products. As of June 30, 2008, approximately 76% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy


                                                  WisdomTree Trust Prospectus 15
      in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Consumer Staples Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Consumer Staples sector. These risks include but are not limited to: changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2007
                                     -----
                     Total Return    14.75%


The Fund's year-to-date total return as of June 30, 2008 was (13.54)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

----------------------------------------------------------------------------------------------------------
                                                                             Return       Quarter/Year
----------------------------------------------------------------------------------------------------------
Highest Return                                                                5.93%          1/2007
----------------------------------------------------------------------------------------------------------
Lowest Return                                                                 2.20%          3/2007
----------------------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund                        1 Year    Since Inception(1)
----------------------------------------------------------------------------------------------------------
Return before taxes                                                           14.75%         18.50%
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                                        14.08%         17.91%
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares                    9.58%         15.42%
----------------------------------------------------------------------------------------------------------
S&P Global 1200 Consumer Staples Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)                        19.04%         21.40%
----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Index
   (reflects no deduction for fees, expenses or taxes)                        13.05%         17.08%
----------------------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


16 WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-----------------------------------------------------------------------------------------
Shareholder Fees                                                                   None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-----------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-----------------------------------------------------------------------------------------
   Management Fees                                                                 0.58%
-----------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                        None
-----------------------------------------------------------------------------------------
   Other Expenses(a)                                                               0.00%
-----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                               0.58%
-----------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------------------
                                             1 Year     3 Years     5 Years     10 Years
-----------------------------------------------------------------------------------------
                                               $59        $186        $324         $726
-----------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


-----------------------------------------------------------------------------------------
                                             1 Year     3 Years     5 Years     10 Years
-----------------------------------------------------------------------------------------
                                               $59        $186        $324         $726
-----------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 17

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Energy Sector Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W711

Exchange Trading Symbol:
o DKA
--------------------------------------------------------------------------------


WisdomTree International Energy Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Energy Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Energy Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Energy" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil, gas, energy equipment and energy services. As of June 30, 2008, approximately 67% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy

18 WisdomTree Trust Prospectus
      in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Energy Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Energy sector. These risks include but are not limited to: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

o Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                              2007
                                             ------
                              Total Return   25.48%


The Fund's year-to-date total return as of June 30, 2008 was 9.52%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                        Return     Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                          16.81%        2/2007
--------------------------------------------------------------------------------
Lowest Return                                           (0.51)%       4/2007
--------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 19

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                   1 Year    Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                           25.48%          29.87%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        24.77%          29.23%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares   16.54%          25.10%
-------------------------------------------------------------------------------------------
S&P Global 1200 Energy Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)        30.87%          34.62%
-------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Index
   (reflects no deduction for fees, expenses or taxes)        25.31%          30.12%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.58%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.58%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
-------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
-------------------------------------------------------------------------------------------

20 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Financial Sector Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W695

Exchange Trading Symbol:
o DRF
--------------------------------------------------------------------------------


WisdomTree International Financial Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Financial Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Financial Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Financial" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: commercial banks, insurance, financial services, capital markets and real estate. As of June 30, 2008, approximately 85% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy

                                                  WisdomTree Trust Prospectus 21
      in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.


o Financial Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Financial sector. These risks include but are not limited to: interest rate sensitivity, stock market activity, mergers and acquisition activity, losses on loans, and government regulation.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                              2007
                                             -----
                              Total Return   1.49%


The Fund's year-to-date total return as of June 30, 2008 was (20.52)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

-------------------------------------------------------------------------------------------
                                                                   Return     Quarter/Year
-------------------------------------------------------------------------------------------
Highest Return                                                      3.91%        2/2007
-------------------------------------------------------------------------------------------
Lowest Return                                                      (4.27)%       4/2007
-------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                 1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                            1.49%           7.66%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         0.44%           6.69%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    0.95%           5.95%
-------------------------------------------------------------------------------------------
S&P Global 1200 Financials Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)        (7.68)%         (2.04)%
-------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Index
   (reflects no deduction for fees, expenses or taxes)         2.15%           8.27%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


22 WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.58%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.58%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------
                                                 $59        $186        $324        $726
-------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 23

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Health Care Sector Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W687

Exchange Trading Symbol:
o DBR
--------------------------------------------------------------------------------


WisdomTree International Health Care Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Health Care Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Health Care Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Health Care" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: health care products, health care services, pharmaceuticals, and biotechnology. As of June 30, 2008, approximately 60% of the Index consisted of companies with market capitalizations over $10 billion and approximately 30% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


24 WisdomTree Trust Prospectus

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The company invests a relatively large percentage of its assets in companies organized in Japan, Switzerland or the United Kingdom.

o Health Care Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Health Care sector. These risks include but are not limited to: lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

o Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     2007
                                     -----
                     Total Return    3.49%


The Fund's year-to-date total return as of June 30, 2008 was (6.87)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                        Return     Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                           2.73%        3/2007
--------------------------------------------------------------------------------
Lowest Return                                           (2.38)%       4/2007
--------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 25

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund               1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                             3.49%          7.49%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                          2.73%          6.83%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares     2.26%          5.99%
-------------------------------------------------------------------------------------------
S&P Global 1200 Health Care Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)          4.42%          4.93%
-------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Index
   (reflects no deduction for fees, expenses or taxes)          4.02%          7.97%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.58%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.58%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324      $726
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324      $726
-------------------------------------------------------------------------------------------

26 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Industrial Sector Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W679

Exchange Trading Symbol:
o DDI
--------------------------------------------------------------------------------


WisdomTree International Industrial Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Industrial Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Industrial Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Industrial" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: machinery, construction and engineering, infrastructure, metals and mining and building products. As of June 30, 2008, approximately 48% of the Index consisted of companies with market capitalizations over $10 billion and approximately 35% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


                                                  WisdomTree Trust Prospectus 27

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Japan.


o Industrial Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Industrial sector. These risks include but are not limited to: worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

o Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2007
                                      ------
                       Total Return   16.55%


The Fund's year-to-date total return as of June 30, 2008 was (12.07)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

--------------------------------------------------------------------------------
                                                          Return   Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                            11.43%      2/2007
--------------------------------------------------------------------------------
Lowest Return                                             (3.21)%     4/2007
--------------------------------------------------------------------------------


28 WisdomTree Trust Prospectus

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                            16.55%         24.33%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         15.94%         23.77%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    10.75%         20.42%
-------------------------------------------------------------------------------------------
S&P Global 1200 Industrials Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)         16.24%         19.10%
-------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Index
   (reflects no deduction for fees, expenses or taxes)         15.07%         23.15%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.58%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.58%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324      $726
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324      $726
-------------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 29

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Technology Sector Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W661

Exchange Trading Symbol:
o DBT
--------------------------------------------------------------------------------


WisdomTree International Technology Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Technology Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Technology Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Technology" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: communications, equipment, software, electronic equipment and instruments, information technology and internet software and services. As of June 30, 2008, approximately 61% of the Index consisted of companies with market capitalizations over $10 billion and approximately 21% of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


30 WisdomTree Trust Prospectus

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Japan or Finland.

o Technology Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Technology sector. These risks include but are not limited to: worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

o Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                        2007
                                      -------
                       Total Return   (6.13)%


The Fund's year-to-date total return as of June 30, 2008 was (6.10)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)


--------------------------------------------------------------------------------
                                                         Return    Quarter/Year
--------------------------------------------------------------------------------
Highest Return                                             6.67%      2/2007
--------------------------------------------------------------------------------
Lowest Return                                            (10.15)%     4/2007
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 31

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                           (6.13)%         (0.40)%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                        (6.42)%         (0.68)%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares   (3.99)%         (0.50)%
-------------------------------------------------------------------------------------------
S&P Global 1200 Information Technology Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)        14.06%          14.06%
-------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Index
   (reflects no deduction for fees, expenses or taxes)        (5.38)%          0.33%
-------------------------------------------------------------------------------------------


(1)   The Fund commenced operations on October 13, 2006.


(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


-------------------------------------------------------------------------------------------
Shareholder Fees                                                                     None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
-------------------------------------------------------------------------------------------
   Management Fees                                                                   0.58%
-------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                          None
-------------------------------------------------------------------------------------------
   Other Expenses(a)                                                                 0.00%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.58%
-------------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324      $726
-------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------
                                                     1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
                                                       $59      $186      $324      $726
-------------------------------------------------------------------------------------------

32 WisdomTree Trust Prospectus

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Utilities Sector Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W653

Exchange Trading Symbol:
o DBU
--------------------------------------------------------------------------------


WisdomTree International Utilities Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Utilities Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Utilities Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Utilities" sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia ("DEFA Index"). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: electric utilities, gas utilities, multi-utilities, power procedures and energy traders. As of June 30, 2008, approximately 89% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.


o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy

                                                  WisdomTree Trust Prospectus 33
      in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in France, Italy or Germany.

o Utilities Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Utilities sector. These risks include but are not limited to: changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance for calendar year 2007 and showing how the Fund's average annual returns compared with its underlying index and another measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     2007
                                     -----
                     Total Return    24.21%


The Fund's year-to-date total return as of June 30, 2008 was (6.20)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

-------------------------------------------------------------------------------------------
                                                                     Return   Quarter/Year
-------------------------------------------------------------------------------------------
Highest Return                                                        7.72%      4/2007
-------------------------------------------------------------------------------------------
Lowest Return                                                         4.13%      3/2007
-------------------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2007

-------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                 1 Year   Since Inception(1)
-------------------------------------------------------------------------------------------
Return before taxes                                            24.21%         33.11%
-------------------------------------------------------------------------------------------
Return after taxes on distributions(2)                         23.87%         32.76%
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares    15.74%         28.06%
-------------------------------------------------------------------------------------------
S&P Global 1200 Utilities Sector Index(3)
   (reflects no deduction for fees, expenses or taxes)         23.43%         29.99%
-------------------------------------------------------------------------------------------
WisdomTree International Utilites Sector Index
   (reflects no deduction for fees, expenses or taxes)         26.24%         35.24%
-------------------------------------------------------------------------------------------

(1)   The Fund commenced operations on October 13, 2006.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3) The S&P Global 1200 Sector Indexes highlight sector characteristics of the S&P Global 1200 Index, a global index, that includes approximately 70% of the world's capital markets.


34 WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------
Shareholder Fees                                                        None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.58%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                    0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.58%
--------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                     1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
                                       $59       $186       $324       $726
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                     1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
                                       $59       $186       $324       $726
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 35

--------------------------------------------------------------------------------
WisdomTree International Sector Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree International
Real Estate Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W331

Exchange Trading Symbol:
o DRW
--------------------------------------------------------------------------------


WisdomTree International Real Estate Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree International Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Real Estate" sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified real estate investment trusts ("REITs"). The Index also includes companies that may be classified as Passive Foreign Investment Companies (PFICs). As of June 30, 2008, approximately 32% of the Index consisted of companies with market capitalization over $10 billion, 38% of the Index consisted of companies with market capitalization between $2 billion and $10 billion and 30% of the Index consisted of companies with market capitalization less than $2 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Investments in Real Estate, REITs and PFICs. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the international real estate market. The Fund generally invests a relatively large


36 WisdomTree Trust Prospectus
      percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance. Investments in PFICs may decrease the tax efficiency of the Fund.

o Small- and Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Australia and Hong Kong.


Performance Information


Although the Fund commenced operations on June 5, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------
Shareholder Fees                                                        None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.58%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                    0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.58%
--------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                  WisdomTree Trust Prospectus 37

--------------------------------------------------------------------------------
                                     1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
                                       $59       $186       $324       $726
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                     1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
                                       $59       $186       $324       $726
--------------------------------------------------------------------------------

38 WisdomTree Trust Prospectus

Management

Investment Adviser


As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.


Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.


The basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the Trust's Annual Report to Shareholders for the period ended March 31, 2008.


WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:


--------------------------------------------------------------------------------
Name of Fund                                                     Management Fee
--------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund                 0.58%
--------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund                  0.58%
--------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund          0.58%
--------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund                0.58%
--------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                          0.58%
--------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                       0.58%
--------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund                     0.58%
--------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                      0.58%
--------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                      0.58%
--------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                       0.58%
--------------------------------------------------------------------------------
WisdomTree International Real Estate Fund                            0.58%
--------------------------------------------------------------------------------

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st floor, New York, NY 10017 and is a leader in ETF management.


Sub-Adviser


Mellon Capital Management Corporation ("Mellon Capital") serves as sub-adviser to the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2008, Mellon Capital had assets under management totaling approximately $204 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund's portfolio investments and places orders to buy and sell the Funds' portfolio investments. BNY Investment Advisors ("BNYIA") previously served as sub-adviser to the Funds. In connection with the


                                                  WisdomTree Trust Prospectus 39
recent merger between The Bank of New York Company, Inc. and Mellon Financial Corporation BNYIA was integrated with its affiliate, Mellon Capital. As part of the integration, BNYIA transferred, and Mellon Capital assumed, full responsibility of the Sub-Advisory Agreement between BNYIA and WisdomTree Asset Management effective July 2008. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds in accordance with the table set forth below.

o 7.5 basis points (0.075%) of the first $1 billion in the total daily net assets of all International Funds;

o 5 basis points (0.05%) of the next $1 billion in total daily net assets of all International Funds;

o 3 basis points (0.03%) of the next $3 billion in total daily net assets of all International Funds; and

o 2 basis points (0.02%) of the total daily net assets of all International Funds in excess of $5 billion.


Portfolio Managers


Each Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds' portfolios are described below.

Denise Krisko is a Managing Director, Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors since August of 2005. Prior to joining The Bank of New York, from 2000 to 2004, Ms. Krisko held various senior investment positions with Deutsche Asset Management and Northern Trust, including quantitative strategies director, senior portfolio manager and trader. Ms. Krisko has over 15 years of investment experience.

Steven Wetter is a Vice President, Senior Portfolio Manager of Equity Index Strategies. He obtained his M.B.A. from New York University, Stern School of Business. Prior to joining The Bank of New York, he worked as portfolio manager and trader at Bankers Trust and continued in that role as the division was sold to Deutsche Bank in 1999 and then to Northern Trust in 2003. Mr. Wetter has 20 years of investment experience.

The Trust's Statement of Additional Information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Portfolio Holdings Information

Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters ( June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's SAI.


Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

40 WisdomTree Trust Prospectus

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change), or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day. Since the International Sector Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares. Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.


Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

                                                  WisdomTree Trust Prospectus 41

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares


The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies


Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

42 WisdomTree Trust Prospectus

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

o     A Fund makes distributions,

o     You sell shares, and

o     You purchase or redeem Creation Units (for institutional investors only)

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of each Fund will consist of foreign stocks or securities, each Fund intends to "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.


                                                  WisdomTree Trust Prospectus 43

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Creation and Redemption

The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares only in large blocks of shares, typically 200,000 shares or more ("Creation Units"). Only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of a Fund and a designated amount of cash. Each business day prior to the opening of trading each Fund publishes the specific securities and designated amount of cash included in that day's basket for the Fund through the National Securities Clearing Corporation ("NSCC") or other method of public dissemination. Each Fund reserves the right to accept or pay out a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust's SAI.


44 WisdomTree Trust Prospectus

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units


Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees applicable to each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of July 1, 2008, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.


                                                  WisdomTree Trust Prospectus 45

--------------------------------------------------------------------------------------------------------------------
                                                              Approximate     Standard Creation/   Maximum Creation/
                                                              Value of One       Redemption          Redemption
Name of Fund                                                  Creation Unit    Transaction Fee     Transaction Fee
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund            $7,000,000          $4,000              $ 5,000
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund             $6,000,000          $3,250              $ 5,100
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary
   Sector Fund                                                  $6,000,000          $9,500              $11,500
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples
   Sector Fund                                                  $6,000,000          $8,000              $10,500
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                     $7,000,000          $1,250              $ 2,000
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                  $6,000,000          $9,000              $14,000
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund                $5,000,000          $2,250              $ 3,500
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                 $7,000,000          $9,500              $12,500
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                 $6,000,000          $2,000              $ 2,500
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                  $6,000,000          $1,500              $ 2,500
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund                       $5,000,000          $6,500              $10,150
--------------------------------------------------------------------------------------------------------------------


Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree

46 WisdomTree Trust Prospectus

Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.

WisdomTree Investments, WisdomTree Asset Management and the Funds do not guarantee the accuracy, completeness, or performance of any Index or the data included therein.

Financial Highlights


The financial highlights table is intended to help you understand each Fund's financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


                                                  WisdomTree Trust Prospectus 47

Financial Highlights


WisdomTree International Sector Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

---------------------------------------------------------------------------------------------------------------------
                                                                            For the             For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Basic Materials Sector Fund                     March 31, 2008         March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  32.03               $  25.46
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    0.61                   0.25
   Net realized and unrealized gain                                            3.58                   6.32
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               4.19                   6.57
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                      (0.26)                    --
   Capital gains                                                              (0.00)(3)                 --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.26)                    --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  35.96               $  32.03
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                               13.09%                 25.81%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $ 93,507               $  6,406
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(5)
   Expenses, prior to expense reimbursements                                   0.58%                  0.88%(5)
   Net investment income                                                       1.62%                  1.89%(5)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                       11%                     0%(7)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             For the           For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Communications Sector Fund                      March 31, 2008         March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  28.97               $  25.38
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    1.17                   0.16
   Net realized and unrealized gain                                            1.13                   3.61
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               2.30                   3.77
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                      (0.80)                 (0.18)
   Capital gains                                                              (0.00)(3)              (0.00)(3)
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.80)                 (0.18)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  30.47               $  28.97
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                                7.62%                 14.87%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $ 30,472               $ 23,174
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(5)
   Expenses, prior to expense reimbursements                                   0.58%                  0.72%(5)
   Net investment income                                                       3.56%                  1.43%(5)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                       19%                     0%(7)
---------------------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)   Amount represents less than 1%.


48 WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Sector Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

---------------------------------------------------------------------------------------------------------------------
                                                                             For the            For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Consumer Discretionary Sector Fund              March 31, 2008         March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  30.44               $  25.27
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    0.64                   0.15
   Net realized and unrealized gain (loss)                                    (3.89)                  5.06
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              (3.25)                  5.21
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net Investment Income                                                      (0.63)                 (0.04)
   Capital gains                                                              (0.04)                 (0.00)(3)
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.67)                 (0.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  26.52               $  30.44
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                              (10.82)%                20.63%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $  5,304               $  6,089
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(5)
   Expenses, prior to expense reimbursements                                   0.58%                  0.89%(5)
   Net investment income                                                       2.11%                  1.18%(5)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                       21%                     3%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             For the           For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Consumer Staples Sector Fund                    March 31, 2008        March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  28.23               $  24.89
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    0.66                   0.25
   Net realized and unrealized gain (loss)                                    (0.31)                  3.11
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               0.35                   3.36
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                      (0.50)                 (0.02)
   Capital gains                                                              (0.01)                 (0.00)(3)
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.51)                 (0.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  28.07               $  28.23
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                                1.12%                 13.49%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $ 33,689               $ 22,583
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(5)
   Expenses, prior to expense reimbursements                                   0.58%                  0.69%(5)
   Net investment income                                                       2.30%                  2.08%(5)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                        8%                     2%
---------------------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 49

Financial Highlights

WisdomTree International Sector Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

---------------------------------------------------------------------------------------------------------------------
                                                                             For the            For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Energy Sector Fund                              March 31, 2008         March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  28.55               $  25.44
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    0.79                   0.22
   Net realized and unrealized gain                                            3.18                   2.92
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               3.97                   3.14
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                      (0.53)                 (0.03)
   Capital gains                                                              (0.01)                    --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.54)                 (0.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  31.98               $  28.55
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                               13.84%                 12.36%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $ 57,562               $ 22,840
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(4)
   Expenses, prior to expense reimbursements                                   0.58%                  0.69%(4)
   Net investment income                                                       2.43%                  1.82%(4)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                       13%                     1%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             For the            For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Financial Sector Fund                           March 31, 2008         March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  27.90               $  25.34
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    0.89                   0.19
   Net realized and unrealized gain (loss)                                    (3.70)                  2.42
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              (2.81)                  2.61
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                      (0.74)                 (0.05)
   Capital gains                                                              (0.06)                 (0.00)(6)
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.80)                 (0.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  24.29               $  27.90
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                              (10.29)%                10.32%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $ 19,434               $ 22,321
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(4)
   Expenses, prior to expense reimbursements                                   0.58%                  0.86%(4)
   Net investment income                                                       3.24%                  1.98%(4)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                       15%                     5%
---------------------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than $0.005.


50 WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Sector Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

---------------------------------------------------------------------------------------------------------------------
                                                                            For the            For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Health Care Sector Fund                         March 31, 2008        March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  26.92               $  24.93
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    0.82                   0.22
   Net realized and unrealized gain (loss)                                    (2.05)                  1.78
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              (1.23)                  2.00
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net Investment Income                                                      (0.55)                 (0.01)
   Capital gains                                                              (0.01)                    --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.56)                 (0.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  25.13               $  26.92
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                               (4.66)%                 8.03%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $ 25,128               $ 21,536
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(4)
   Expenses, prior to expense reimbursements                                   0.58%                  0.69%(4)
   Net investment income                                                       3.05%                  1.81%(4)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                        4%                     3%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             For the           For the period
                                                                           Year Ended     October 13, 2006(1) through
WisdomTree International Industrial Sector Fund                          March 31, 2008        March 31, 2007
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  31.14               $  25.39
---------------------------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    0.64                   0.23
   Net realized and unrealized gain (loss)                                    (1.05)                  5.54
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              (0.41)                  5.77
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                                      (0.45)                 (0.02)
   Capital gains                                                              (0.03)                 (0.00)(6)
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                             (0.48)                 (0.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  30.25               $  31.14
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                               (1.38)%                22.75%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $ 48,402               $ 24,910
Ratio to average net assets of:
   Expenses, net of expense reimbursements                                     0.58%                  0.58%(4)
   Expenses, prior to expense reimbursements                                   0.58%                  0.76%(4)
   Net investment income                                                       1.93%                  1.98%(4)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                                       11%                     1%
---------------------------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.


                                                  WisdomTree Trust Prospectus 51

Financial Highlights


WisdomTree International Sector Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

----------------------------------------------------------------------------------------------
                                                                         For the period
                                                                         June 5, 2007(1)
                                                                             through
WisdomTree International Real Estate Fund                                March 31, 2008
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $   51.89
----------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                                    1.22
   Net realized and unrealized loss                                           (9.32)
----------------------------------------------------------------------------------------------
Total from investment operations                                              (8.10)
----------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                                      (1.95)
----------------------------------------------------------------------------------------------
Total dividends to shareholders                                               (1.95)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   41.84
----------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                              (15.90)%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                 $ 112,962
Ratio to average net assets of:
   Net expenses                                                                0.58%(5)
   Net investment income                                                       3.17%(5)
----------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                                       15%
----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                        For the           For the period
                                                      Year Ended     October 13, 2006(1) through
WisdomTree International Technology Sector Fund     March 31, 2008        March 31, 2007
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 26.23               $    25.13
------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                              0.36                     0.11
   Net realized and unrealized gain (loss)              (2.94)                    1.02
------------------------------------------------------------------------------------------------
Total from investment operations                        (2.58)                    1.13
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                (0.21)                   (0.03)
------------------------------------------------------------------------------------------------
   Capital gains                                        (0.00)(3)                   --
------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders       (0.21)                   (0.03)
------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 23.44               $    26.23
------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                         (9.85)%                   4.51%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)             $ 9,378               $    5,246
Ratio to average net assets of:
   Expenses, net of expense reimbursements               0.58%                    0.58%(5)
   Expenses, prior to expense reimbursements             0.58%                    0.91%(5)
   Net investment income                                 1.28%                    0.87%(5)
----------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                 14%                       2%
----------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


52 WisdomTree Trust Prospectus

Financial Highlights


WisdomTree International Sector Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

------------------------------------------------------------------------------------------------
                                                       For the            For the period
                                                      Year Ended     October 13, 2006(1) through
WisdomTree International Utilities Sector Fund      March 31, 2008        March 31, 2007
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  29.71                $  24.96
------------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                              0.55                    0.18
   Net realized and unrealized gain                      2.75                    4.61
------------------------------------------------------------------------------------------------
Total from investment operations                         3.30                    4.79
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income                                (0.28)                  (0.04)
------------------------------------------------------------------------------------------------
   Capital gains                                        (0.00)(3)                  --
------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders       (0.28)                  (0.04)
------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  32.73                $  29.71
------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                         11.05%                  19.18%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)            $ 78,561                $ 23,768
Ratio to average net assets of:
   Expenses, net of expense reimbursements               0.58%                   0.58%(5)
   Expenses, prior to expense reimbursements             0.58%                   0.68%(5)
   Net investment income                                 1.62%                   1.38%(5)
------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                 13%                      1%
------------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 53

Frequency Distribution of Discounts & Premiums (unaudited)


WisdomTree International Sector Funds

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Market Price Above or Equal to    Market Price Below
                                                                                    Net Asset Value            Net Asset Value
                                                                            ------------------------------  ------------------------
                                                              Basis Point   Number           Percentage of   Number   Percentage of
                                                              Differential  of Days            Total Days    of Days   Total Days
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       38                12.06%         35       11.11%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       34                10.79%         21        6.67%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       48                15.24%         21        6.67%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       35                11.11%         15        4.76%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       41                13.02%         27        8.57%
                                                              ----------------------------------------------------------------------
                                                                   Total      196                62.22%        119       37.78%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       27                 8.57%         23        7.30%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       36                11.43%         24        7.62%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       45                14.29%         15        4.76%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       36                11.43%         10        3.17%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       55                17.46%         44       13.97%
                                                              ----------------------------------------------------------------------
                                                                   Total      199                63.17%        116       36.83%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       66                20.95%         45       14.29%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       46                14.60%         26        8.25%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       21                 6.67%         23        7.30%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       12                 3.81%         16        5.08%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       26                 8.25%         34       10.79%
                                                              ----------------------------------------------------------------------
                                                                   Total      171                54.29%        144       45.71%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       39                12.38%         26        8.25%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       27                 8.57%         18        5.71%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       45                14.29%         23        7.30%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       30                 9.52%         21        6.67%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       55                17.46%         31        9.84%
                                                              ----------------------------------------------------------------------
                                                                   Total      196                62.22%        119       37.78%
------------------------------------------------------------------------------------------------------------------------------------


54 WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

WisdomTree International Dividend Sector Funds


------------------------------------------------------------------------------------------------------------------------------------
                                                                            Market Price Above or Equal to    Market Price Below
                                                                                    Net Asset Value            Net Asset Value
                                                                            ------------------------------  ------------------------
                                                              Basis Point   Number           Percentage of   Number   Percentage of
                                                              Differential  of Days            Total Days    of Days   Total Days
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       34                10.79%         25        7.94%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       34                10.79%         20        6.35%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       27                 8.57%         21        6.67%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       28                 8.89%         12        3.81%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       72                22.86%         42       13.33%
                                                              ----------------------------------------------------------------------
                                                                   Total      195                61.90%        120       38.10%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       20                 6.35%         20        6.35%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       25                 7.94%         13        4.13%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       50                15.87%         20        6.35%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       34                10.79%         18        5.71%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       59                18.73%         56       17.78%
                                                              ----------------------------------------------------------------------
                                                                   Total      188                59.68%        127       40.32%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       32                10.16%         15        4.76%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       44                13.97%         19        6.03%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       58                18.41%         16        5.08%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       29                 9.21%         19        6.03%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       67                21.27%         16        5.08%
                                                              ----------------------------------------------------------------------
                                                                   Total      230                73.02%         85       26.98%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       31                 9.84%         28        8.89%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       39                12.38%         25        7.94%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       51                16.19%         16        5.08%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       26                 8.25%         18        5.71%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       42                13.33%         39       12.38%
                                                              ----------------------------------------------------------------------
                                                                   Total      189                60.00%        126       40.00%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       33                10.48%         27        8.57%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       43                13.65%         16        5.08%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       33                10.48%         14        4.44%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       34                10.79%         11        3.49%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       78                24.76%         26        8.25%
                                                              ----------------------------------------------------------------------
                                                                   Total      221                70.16%         94       29.84%
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund
April 1, 2007 - June 30, 2008                                     0-24.9       26                 8.25%         28        8.89%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       39                12.38%         13        4.13%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       37                11.75%         25        7.94%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       40                12.70%         18        5.71%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       51                16.19%         38       12.06%
                                                              ----------------------------------------------------------------------
                                                                   Total      193                61.27%        122       38.73%
------------------------------------------------------------------------------------------------------------------------------------


                                                  WisdomTree Trust Prospectus 55

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

WisdomTree International Dividend Sector Funds


------------------------------------------------------------------------------------------------------------------------------------
                                                                            Market Price Above or Equal to    Market Price Below
                                                                                    Net Asset Value            Net Asset Value
                                                                            ------------------------------  ------------------------
                                                              Basis Point   Number           Percentage of   Number   Percentage of
                                                              Differential  of Days            Total Days    of Days   Total Days
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund
June 5, 2007 - June 30, 2008                                      0-24.9       26                 9.59%         22        8.12%
                                                              ----------------------------------------------------------------------
                                                                 25-49.9       31                11.44%         14        5.17%
                                                              ----------------------------------------------------------------------
                                                                 50-74.9       43                15.87%         11        4.06%
                                                              ----------------------------------------------------------------------
                                                                75-100.0       30                11.07%          6        2.21%
                                                              ----------------------------------------------------------------------
                                                                  >100.0       65                23.99%         23        8.49%
                                                              ----------------------------------------------------------------------
                                                                   Total      195                71.96%         76       28.04%
------------------------------------------------------------------------------------------------------------------------------------


56 WisdomTree Trust Prospectus

                     (This page intentionally left blank.)


                                                  WisdomTree Trust Prospectus 57

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:


--------------------------------------------------------------------------------
   Call:         1-866-909-9473
                 Monday through Friday
                 8:00 a.m. - 8:00 p.m. (Eastern time)
--------------------------------------------------------------------------------
   Write:        WisdomTree Trust
                 c/o ALPS Distributors, Inc.
                 1290 Broadway, Suite 1100
                 Denver, Colorado 80203
--------------------------------------------------------------------------------
   Visit:        www.wisdomtree.com
--------------------------------------------------------------------------------


Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.


(C)2008 WisdomTree Trust



WisdomTree Funds are distributed by ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
WisdomTree(R) is a registered mark of WisdomTree Investments, Inc.


INVESTMENT COMPANY ACT FILE NO. 811-21864

[WISDOMTREE LOGO]


WisdomTree Trust
380 Madison Avenue, 21st Floor
New York, NY 10017

      [WISDOMTREE LOGO]

--------------------------------------------------------------------------------
      Equity Funds
--------------------------------------------------------------------------------

                                                                      PROSPECTUS


                                                                   July 29, 2008

--------------------------------------------------------------------------------
      WisdomTree(R) Trust
--------------------------------------------------------------------------------


      WisdomTree

      Earnings Funds

      WisdomTree India Earnings Fund

      WisdomTree Total Earnings Fund

      WisdomTree Earnings 500 Fund

      WisdomTree MidCap Earnings Fund

      WisdomTree SmallCap Earnings Fund

      WisdomTree Earnings Top 100 Fund

      WisdomTree Low P/E Fund

--------------------------------------------------------------------------------

      THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a specific segment of the U.S. or Indian stock market. The indexes are created using proprietary methodologies developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.


Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

--------------------------------------------------------------------------------
A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE
                            o ARE NOT BANK GUARANTEED
--------------------------------------------------------------------------------

WisdomTree Trust


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
Overview                                                                       2
Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     3

WisdomTree Earnings Funds                                                      6

WisdomTree India Earnings Fund                                                 6
WisdomTree Total Earnings Fund                                                10
WisdomTree Earnings 500 Fund                                                  12
WisdomTree MidCap Earnings Fund                                               14
WisdomTree SmallCap Earnings Fund                                             16
WisdomTree Earnings Top 100 Fund                                              18
WisdomTree Low P/E Fund                                                       20

Management                                                                    22

Investment Adviser                                                            22
Sub-Adviser                                                                   22
Portfolio Managers                                                            23
Portfolio Holdings Information                                                23
Buying and Selling Shares                                                     23
Share Trading Prices                                                          24
Determination of Net Asset Value                                              24
Dividends and Distributions                                                   25
Book Entry                                                                    25
Delivery of Shareholder Documents - Householding                              25
Frequent Purchases and Redemptions of Fund Shares                             25
Investments by Registered Investment Companies                                25
Taxes                                                                         26
Taxes on Distributions                                                        26
Taxes When Fund Shares are Sold                                               27
Taxes on Creation and Redemption of Creation Units                            27
Creation and Redemption                                                       28
Authorized Participants and the Continuous Offering of Shares                 28
Creation and Redemption Transaction Fees for Creation Units                   28
Distribution                                                                  29
Additional Notices                                                            29
Financial Highlights                                                          31
Frequency Distribution of Discounts & Premiums                                35


                                                   WisdomTree Trust Prospectus 1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies

Each Fund tracks a specific stock Index created by WisdomTree Investments that is designed to measure a specific segment of the market for U.S. or Indian securities. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index. Common stocks, real estate investment trusts and holding companies are eligible for inclusion in each Index.

The WisdomTree Indexes are "fundamentally weighted." The Indexes differ from most traditional indexes in that the proportion, or weighting, of the securities in each Index is based on a measure of fundamental value. In this case, the Indexes are weighted based on earnings or earnings yield. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.


The "Earnings" Indexes weight securities based on either the amount of earnings of the companies in each Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each Earnings Index and Fund. To determine a company's earnings, each Earnings Index (except the India Earnings Index) currently uses the concept of "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations.** The India Earnings Index weights companies based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. "Earnings" for this Index are determined using a company's reported net income.


Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in

--------------------------------------------------------------------------------


 * "WisdomTree" is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

** WisdomTree Investments has contracted with Standard & Poor's ("S&P") to calculate each Earnings Index. S&P shall have no liability for any errors or omissions in calculating any Earnings Index.


2 WisdomTree Trust Prospectus
shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

Each Fund uses a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risk Factors Common to All Funds


Each Fund is subject to the risks described below. Certain additional risks associated with a Fund are discussed in the specific section describing that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.


Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the U.S. or foreign market segments relating to its Index.

                                                   WisdomTree Trust Prospectus 3

Concentration Risk

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.

Financial Sector Risk


The Funds generally invest a relatively large percentage of their assets in securities of companies in the financial sector and therefore the performance of the Funds will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

Non-Diversification Risk


Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

Issuer-Specific Risk


Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.


Non-Correlation Risk

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk


Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares. Trading of shares of a Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.


4 WisdomTree Trust Prospectus

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                   WisdomTree Trust Prospectus 5

--------------------------------------------------------------------------------
WisdomTree Earnings Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WisdomTree India
Earnings Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W422

Exchange Trading Symbol:
o EPI
--------------------------------------------------------------------------------


WisdomTree India Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index. The Index measures the performance of profitable companies incorporated and traded in India that are eligible to be purchased by foreign investors and that meet specific criteria developed by WisdomTree Investments. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree India Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund makes its investments through a wholly-owned subsidiary, the WisdomTree India Investment Portfolio, Inc.

Index Description


The WisdomTree India Earnings Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India; (iii) have generated at least $5 million in earnings in their fiscal year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, (vi) have traded at least 250,000 shares per month for each of the six months prior to the Index measurement date, and (vii) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. "Earnings" are determined using a company's reported net income. Only common stocks and holding companies, including real estate holding companies, are eligible for inclusion in the Index. As of June 30, 2008, approximately 57% of the weight of the Index consisted of securities with market capitalizations of over $10 billion, approximately 28% of the Index consisted of securities with market capitalizations between $2 and $10 billion, and approximately 14% of the Index consisted of companies with market capitalizations less than $2 billion.


6 WisdomTree Trust Prospectus

Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk (India). Because the Fund invests a significant portion of its assets in the securities of companies of a single country, it will be impacted by events or conditions affecting that country. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Agriculture occupies a prominent position in the Indian economy and the Indian economy therefore may be negatively affected by adverse weather conditions. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

      The Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained.


      Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund's performance and increase the volatility of the Fund.


o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

o Small and Mid-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small- and mid- capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.


                                                   WisdomTree Trust Prospectus 7

o Energy Investing. The Fund generally invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

o Basic Materials Investing. The Fund generally invests a relatively large percentage of its assets in the basic materials sector. The basic materials sector includes, for example, metals and mining, chemicals and forest product companies. The basic materials sector can be significantly affected by, among other things: commodity price volatility, demand for basic materials, world economic growth, and depletion of natural resources.

o Technology Investing. The Fund generally invests a relatively large percentage of its assets in the technology sector. The technology sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological development and government intervention.

o Cash Redemption Risk. Unlike most ETFs, the WisdomTree India Earnings Fund does not generally make in-kind redemptions because restrictions on in-kind transactions in India prevent the Fund from using this approach. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.


Performance Information


Although the Fund commenced operations on February 22, 2008, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)          None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                       0.68%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                              None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                     0.20%
--------------------------------------------------------------------------------
Total Expenses(b)                                                        0.88%
--------------------------------------------------------------------------------

(a) "Other expenses" are based on estimated amounts for the current fiscal year.

(b) WisdomTree Asset Management has agreed to limit Total Expenses to 0.88% through March 31, 2009.


8 WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                               1 Year   3 Years
--------------------------------------------------------------------------------
                                                                 $90      $281
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


--------------------------------------------------------------------------------
                                                               1 Year   3 Years
--------------------------------------------------------------------------------
                                                                 $90      $281
--------------------------------------------------------------------------------


                                                   WisdomTree Trust Prospectus 9

--------------------------------------------------------------------------------
WisdomTree Earnings Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree Total
Earnings Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W596

Exchange Trading Symbol:
o EXT
--------------------------------------------------------------------------------

WisdomTree Total Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select Market, or NASDAQ Global Market ("NASDAQ"), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date,
(iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the total U.S. market. As of June 30, 2008, approximately 75% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your investment.


10 WisdomTree Trust Prospectus

o Energy Investing. The Fund generally invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.


Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)          None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                       0.28%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                              None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                     0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     0.28%
--------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $29      $90       $157      $356
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $29      $90       $157      $356
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 11

--------------------------------------------------------------------------------
WisdomTree Earnings Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree Earnings
500 Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W588

Exchange Trading Symbol:
o EPS
--------------------------------------------------------------------------------

WisdomTree Earnings 500 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Earnings 500 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of June 30, 2008, approximately 88% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

o Energy Investing. The Fund generally invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.


12 WisdomTree Trust Prospectus

Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                       0.28%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                              None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                     0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     0.28%
--------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $29      $90       $157      $356
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $29      $90       $157      $356
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 13

--------------------------------------------------------------------------------
WisdomTree Earnings Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree MidCap
Earnings Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W570

Exchange Trading Symbol:
o EZM
--------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree MidCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, income and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily mid-capitalization securities. As of June 30, 2008, approximately 65% of the capitalization of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Small- and Mid-Capitalization Investing. The Fund invests primarily in securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger


14 WisdomTree Trust Prospectus
      capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

o Industrial Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things: economic growth, supply and demand for specific products and services, rapid technological prices, and government regulation.


Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)          None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                       0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                              None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                     0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     0.38%
--------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $39     $122       $213      $480
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                            $39     $122       $213      $480
--------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 15

--------------------------------------------------------------------------------
WisdomTree Earnings Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree SmallCap
Earnings Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W562

Exchange Trading Symbol:
o EES
--------------------------------------------------------------------------------

WisdomTree SmallCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree SmallCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily small-capitalization securities. As of June 30, 2008, approximately 99% of the capitalization of the Index consisted of companies with market capitalizations less than $2 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.


16 WisdomTree Trust Prospectus

o Industrial Investing. The Fund generally invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things: economic growth, supply and demand for specific products and services, rapid technological prices, and government regulation.

o Consumer Discretionary Investing. The Fund generally invests a relatively large percentage of its assets in the consumer discretionary sector. The consumer discretionary sector includes, for example, automobile, retail and media companies. The consumer discretionary sector can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.


Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


---------------------------------------------------------------------------------------
Shareholder Fees                                                                  None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
---------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
---------------------------------------------------------------------------------------
   Management Fees                                                                0.38%
---------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                       None
---------------------------------------------------------------------------------------
   Other Expenses(a)                                                              0.00%
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                              0.38%
---------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------
                                                 1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------
                                                  $39      $122       $213      $480
--------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------------
                                                 1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------
                                                  $39      $122       $213      $480
--------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 17

--------------------------------------------------------------------------------
WisdomTree Earnings Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree Earnings
Top 100 Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W554

Exchange Trading Symbol:
o EEZ
--------------------------------------------------------------------------------

WisdomTree Earnings Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Earnings Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Earnings Top 100 Index is a fundamentally weighted index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings 500 Index as of the Index measurement date. Unlike the other Earnings Indexes, which weight companies based on aggregate earnings, the Earnings Top 100 Index is weighted by earnings yield. A component company's weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company's trailing 12 months earnings by its market capitalization. This amount is then divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of June 30, 2008, approximately 86% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your investment.

o Energy Investing. The Fund generally invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.


18 WisdomTree Trust Prospectus

Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


---------------------------------------------------------------------------------------
Shareholder Fees                                                                  None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
---------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
---------------------------------------------------------------------------------------
   Management Fees                                                                0.38%
---------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                       None
---------------------------------------------------------------------------------------
   Other Expenses(a)                                                              0.00%
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                              0.38%
---------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------
                                                 1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------
                                                  $39      $122      $213       $480
--------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------------
                                                 1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------
                                                  $39      $122       $213      $480
--------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 19

--------------------------------------------------------------------------------
WisdomTree Earnings Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WisdomTree
Low P/E Fund

Fund Facts
--------------------------------------------------------------------------------

Cusip Number:
o 97717W547

Exchange Trading Symbol:
o EZY
--------------------------------------------------------------------------------

WisdomTree Low P/E Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree Low P/E Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price to earnings, or "P/E", ratios within the WisdomTree Earnings Index. The starting point for the calculation of the WisdomTree Low P/E Index is the WisdomTree Earnings Index. Companies in the Earnings Index with market capitalizations of at least $200 million as of the Index measurement date are ranked by their respective P/E ratios. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the low P/E Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of June 30, 2008, approximately 73% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled "Principal Risk Factors Common to All Funds." In addition, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


20 WisdomTree Trust Prospectus

o Energy Investing. The Fund generally invests a relatively large percentage of its assets in the Energy sector. Energy sector risks include but are not limited to: slowdowns in economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

Performance Information

Although the Fund commenced operations on February 23, 2007, no performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


---------------------------------------------------------------------------------------
Shareholder Fees                                                                  None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
---------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
---------------------------------------------------------------------------------------
   Management Fees                                                                0.38%
---------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                                       None
---------------------------------------------------------------------------------------
   Other Expenses(a)                                                              0.00%
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                              0.38%
---------------------------------------------------------------------------------------

(a) WisdomTree Asset Management has agreed to pay all operating expenses of the Fund, except interest expenses and taxes, any brokerage expenses, future distribution fees or expenses, and extraordinary expenses through July 31, 2009. WisdomTree Asset Management receives a fee of up to .0044% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------
                                                 1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------
                                                   $39     $122       $213      $480
--------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------------
                                                 1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------
                                                  $39      $122       $213      $480
--------------------------------------------------------------------------------------

                                                  WisdomTree Trust Prospectus 21

Management

Investment Adviser


As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services with respect to each Fund (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.

The basis for the Board of Trustees' approval of the Investment Advisory Agreements is available in the Trust's Annual Report to Shareholders for the period ended March 31, 2008.


WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:

--------------------------------------------------------------------------------
Name of Fund                                                     Management Fee
--------------------------------------------------------------------------------
WisdomTree India Earnings Fund                                        0.68%
--------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                        0.28%
--------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                          0.28%
--------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                                       0.38%
--------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                                     0.38%
--------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                                      0.38%
--------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                               0.38%
--------------------------------------------------------------------------------


WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

Sub-Adviser

Mellon Capital Management Corporation ("Mellon Capital") serves as sub-adviser to the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2008, Mellon Capital had assets under management totaling approximately $204 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund's portfolio investments and places orders to buy and sell the Funds' portfolio investments. BNY Investment Advisors ("BNYIA") previously served as sub-adviser to the Funds. In connection with the recent merger between The Bank of New York Company, Inc. and Mellon Financial Corporation BNYIA was integrated with its affiliate, Mellon Capital. As part of


22 WisdomTree Trust Prospectus
the integration, BNYIA transferred, and Mellon Capital assumed full responsibility of, the Sub-Advisory Agreement between BNYIA and WisdomTree Asset Management effective July 2008. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds in accordance with the table set forth below.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

      o 3 basis points (0.03%) of the first $2 billion in combined daily net assets of all Domestic Funds;

      o 2 basis points (0.02%) of the next $3 billion in combined daily net assets of all Domestic Funds; and

      o 1.5 basis points (0.015%) of the combined daily net assets of all Domestic Funds in excess of $5 billion.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

      o 7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Equity Funds;

      o 5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Equity Funds;

      o 3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Equity Funds; and

      o 2 basis points (0.02%) of the combined daily net assets of all International Equity Funds in excess of $5 billion.

Portfolio Managers

Each Fund is managed by Mellon Capital's Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds' portfolios are listed below.

Denise Krisko is a Managing Director, Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors since August of 2005. Prior to joining The Bank of New York, from 2000 to 2004, Ms. Krisko held various senior investment positions with Deutsche Asset Management and Northern Trust, including quantitative strategies director, senior portfolio manager and trader. Ms. Krisko has over 15 years of investment experience.

Steven Wetter is a Vice President, Senior Portfolio Manager of Equity Index Strategies. He obtained his M.B.A. from New York University, Stern School of Business. Prior to joining The Bank of New York, he worked as portfolio manager and trader at Bankers Trust and continued in that role after the division was sold to Deutsche Bank in 1999 and then to Northern Trust in 2003. Mr. Wetter has 20 years of investment experience.

The Trust's Statement of Additional Information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Portfolio Holdings Information

Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's SAI.


                                                  WisdomTree Trust Prospectus 23

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change), or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day. Since the WisdomTree India Earnings Fund invests in securities listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of this Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.


Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

24 WisdomTree Trust Prospectus

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares


The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right, to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.


                                                  WisdomTree Trust Prospectus 25

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

      o     A Fund makes distributions,

      o     You sell shares, and

      o You purchase or redeem Creation Units (for institutional investors only)

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of the WisdomTree India Earnings Fund will consist of foreign stocks or securities, the Wisdom Tree India Earnings Fund intends to "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.


26 WisdomTree Trust Prospectus

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.


Taxes on WisdomTree India Earnings Fund


The WisdomTree India Earnings Fund operates through the WisdomTree India Investment Portfolio, Inc., a wholly-owned subsidiary in the Republic of Mauritius, in order to take advantage of favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius. The Portfolio is advised by WisdomTree Asset Management, and is sub-advised by Mellon Capital. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty's applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the Treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the Fund by tax authorities in India. This would reduce the return to the Fund on its investments and the return received by WisdomTree India Earnings Fund shareholders.


                                                  WisdomTree Trust Prospectus 27

Creation and Redemption


The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). Only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of a Fund and a designated amount of cash. Each business day prior to the opening of trading each Fund publishes the specific securities and designated amount of cash included in that day's basket for the Fund through the National Securities Clearing Corporation ("NSCC") or other method of public dissemination. Each Fund reserves the right to accept or pay out a basket of securities or cash that differs from the published basket. The India Earnings Fund intends to issue and redeem Creation Units solely for cash. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust's SAI.


Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units


Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees applicable to each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units of a Fund for cash (other than the Middle East Dividend Fund) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.


28 WisdomTree Trust Prospectus

The following table also shows, as of July 1, 2008, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.


---------------------------------------------------------------------------------------------
                                       Approximate    Standard Creation/   Maximum Creation/
                                       Value of One       Redemption          Redemption
Name of Fund                          Creation Unit     Transaction Fee     Transaction Fee
---------------------------------------------------------------------------------------------
WisdomTree Earnings Funds
---------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund         $ 5,000,000         $ 5,000             $ 20,000
---------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund         $ 3,000,000         $ 5,500             $ 12,090
---------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund           $ 3,000,000         $ 2,500             $  2,500
---------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund        $ 3,000,000         $ 3,500             $  4,000
---------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund      $ 3,000,000         $ 4,000             $  5,705
---------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund       $ 3,000,000         $   500             $    500
---------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund                $ 3,000,000         $ 2,000             $  3,500
---------------------------------------------------------------------------------------------

Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining,

                                                  WisdomTree Trust Prospectus 29
composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.

The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor's ("S&P") to maintain and calculate each Earnings Index. S&P shall have no liability for any errors or omissions in calculating any Earnings Index.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


30 WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

---------------------------------------------------------------------------------------------
                                                                            For the period
                                                            For the      February 23, 2007(1)
                                                          Year Ended            through
WisdomTree Total Earnings Fund                          March 31, 2008      March 31, 2007
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  48.99           $  49.97
---------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   0.85               0.11
   Net realized and unrealized loss                          (3.56)             (1.00)
---------------------------------------------------------------------------------------------
Total from investment operations                             (2.71)             (0.89)
---------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                     (0.96)             (0.09)
---------------------------------------------------------------------------------------------
Total dividends to shareholders                              (0.96)             (0.09)
---------------------------------------------------------------------------------------------
Net asset value, end of period                            $  45.32           $  48.99
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                              (5.69)%            (1.79)%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 15,861           $ 24,497
Ratio to average net assets of:
   Expenses, net of expense reimbursements                    0.28%              0.28%(4)
   Expenses, prior to expense reimbursements                  0.28%              0.35%(4)
   Net investment income                                      1.76%              2.21%(4)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      11%                 1%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                            For the period
                                                            For the      February 23, 2007(1)
                                                          Year Ended            through
WisdomTree Earnings 500 Fund                            March 31, 2008      March 31, 2007
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  48.85           $  49.77
---------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   0.94               0.11
   Net realized and unrealized loss                          (3.18)             (0.94)
---------------------------------------------------------------------------------------------
Total from investment operations                             (2.24)             (0.83)
---------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                     (0.84)             (0.09)
---------------------------------------------------------------------------------------------
Total dividends to shareholders                              (0.84)             (0.09)
---------------------------------------------------------------------------------------------
Net asset value, end of period                            $  45.77           $  48.85
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                              (4.72)%            (1.67)%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 54,927           $ 19,538
Ratio to average net assets of:
   Expenses, net of expense reimbursements                    0.28%              0.28%(4)
   Expenses prior to expense reimbursements                   0.28%              0.37%(4)
   Net investment income                                      1.93%              2.24%(4)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       8%                 1%
---------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 31

Financial Highlights

WisdomTree Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

---------------------------------------------------------------------------------------------
                                                                            For the period
                                                            For the      February 23, 2007(1)
                                                          Year Ended            through
WisdomTree Midcap Earnings Fund                         March 31, 2008      March 31, 2007
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  48.77           $  50.01
---------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   0.81               0.07
   Net realized and unrealized loss                          (6.90)             (1.25)
---------------------------------------------------------------------------------------------
Total from investment operations                             (6.09)             (1.18)
---------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                     (0.60)             (0.06)
---------------------------------------------------------------------------------------------
Total dividends to shareholders                              (0.60)             (0.06)
---------------------------------------------------------------------------------------------
Net asset value, end of period                            $  42.08           $  48.77
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                             (12.57)%            (2.37)%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 25,247           $  4,877
Ratio to average net assets of:
   Expenses, net of expense reimbursements                    0.38%              0.38%(4)
   Expenses, prior to expense reimbursements                  0.38%              0.74%(4)
   Net investment income                                      1.70%              1.47%(4)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      45%                 0%(6)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                            For the period
                                                            For the      February 23, 2007(1)
                                                          Year Ended            through
WisdomTree SmallCap Earnings Fund                       March 31, 2008      March 31, 2007
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  48.03           $  50.03
---------------------------------------------------------------------------------------------
Investment operations:
   Net investment income(2)                                   0.58               0.06
   Net realized and unrealized loss                          (9.17)             (2.02)
---------------------------------------------------------------------------------------------
Total from investment operations                             (8.59)             (1.96)
---------------------------------------------------------------------------------------------
Dividends to shareholders:
   Net investment income                                     (0.48)             (0.04)
---------------------------------------------------------------------------------------------
Total dividends to shareholders                              (0.48)             (0.04)
---------------------------------------------------------------------------------------------
Net asset value, end of period                            $  38.96           $  48.03
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                             (17.97)%            (3.92)%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 15,585           $  9,607
Ratio to average net assets of:
   Expenses, net of expense reimbursements                    0.38%              0.38%(4)
   Expenses, prior to expense reimbursements                  0.38%              0.58%(4)
   Net investment income                                      1.28%              1.39%(4)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      37%                 0%(6)
---------------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.


32 WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

------------------------------------------------------------------------------------
                                                                   For the period
                                                   For the      February 23, 2007(1)
                                                 Year Ended            through
WisdomTree Earnings Top 100 Fund               March 31, 2008      March 31, 2007
------------------------------------------------------------------------------------
Net asset value, beginning of period             $  49.38           $    50.15
------------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                           0.90                 0.10
  Net realized and unrealized loss                  (4.69)               (0.80)
------------------------------------------------------------------------------------
Total from investment operations                    (3.79)               (0.70)
------------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                             (1.03)               (0.07)
------------------------------------------------------------------------------------
Total dividends to shareholders                     (1.03)               (0.07)
------------------------------------------------------------------------------------
Net asset value, end of period                   $  44.56           $    49.38
------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     (7.89)%              (1.39)%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 13,368           $   24,688
Ratio to average net assets of:
  Expenses, net of expense reimbursements            0.38%                0.38%(4)
  Expenses, prior to expense reimbursements          0.38%                0.45%(4)
  Net investment income                              1.83%                2.03%(4)
------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             13%                   2%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                   For the period
                                                   For the      February 23, 2007(1)
                                                 Year Ended            through
WisdomTree Low P/E Fund                        March 31, 2008      March 31, 2007
------------------------------------------------------------------------------------
Net asset value, beginning of period             $  49.06           $    49.99
------------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                           1.03                 0.10
  Net realized and unrealized loss                  (5.49)               (0.95)
------------------------------------------------------------------------------------
Total from investment operations                    (4.46)               (0.85)
------------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                             (1.07)               (0.08)
------------------------------------------------------------------------------------
Total dividends to shareholders                     (1.07)               (0.08)
------------------------------------------------------------------------------------
Net asset value, end of period                   $  43.53           $    49.06
------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     (9.31)%              (1.69)%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 23,940           $   24,529
Ratio to average net assets of:
  Expenses, net of expense reimbursements            0.38%                0.38%(4)
  Expenses, prior to expense reimbursements          0.38%                0.45%(4)
  Net investment income                              2.10%                1.98%(4)
------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             20%                   1%
------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.


                                                  WisdomTree Trust Prospectus 33

Financial Highlights

WisdomTree Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the indicated period is presented below:

--------------------------------------------------------------------------------
                                                              For the period
                                                           February 22, 2008(1)
                                                                  through
WisdomTree India Earnings Fund                                March 31, 2008
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $   24.94
--------------------------------------------------------------------------------
Investment operations:
   Net investment loss(2)                                         (0.01)
   Net realized and unrealized loss                               (2.36)
--------------------------------------------------------------------------------
Total from investment operations                                  (2.37)
--------------------------------------------------------------------------------
Net asset value, end of period                                $   22.57
--------------------------------------------------------------------------------

TOTAL RETURN(3)                                                   (9.50)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $ 162,540
Ratio to average net assets of:
   Expenses, net of expense reimbursements                         0.88%(4)
   Expenses, prior to expense reimbursements                       2.10%(4)
   Net investment income                                          (0.41)%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                            0%(6)
--------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.


34 WisdomTree Trust Prospectus

Frequency Distribution of Discounts & Premiums (unaudited)

WisdomTree Earnings Funds


The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of end of day premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

---------------------------------------------------------------------------------------------------------------------
                                                          Market Price Above or Equal to       Market Price Below
                                                                  Net Asset Value                Net Asset Value
                                                          ------------------------------    -------------------------
                                           Basis Point     Number          Percentage of     Number    Percentage of
                                          Differential    of Days           Total Days      of Days      Total Days
---------------------------------------------------------------------------------------------------------------------
February 22, 2008* - June 30, 2008
WisdomTree India Earnings Fund                0-24.9          9                10.00%           1           1.11%
                                          ---------------------------------------------------------------------------
                                             25-49.9          6                 6.67%           5           5.56%
                                          ---------------------------------------------------------------------------
                                             50-74.9          7                 7.78%           5           5.56%
                                          ---------------------------------------------------------------------------
                                            75-100.0          9                10.00%           2           2.22%
                                          ---------------------------------------------------------------------------
                                              >100.0         32                35.56%          14          15.56%
                                          ---------------------------------------------------------------------------
                                               Total         63                70.00%          27          30.00%
---------------------------------------------------------------------------------------------------------------------
April 1, 2007 - June 30, 2008
WisdomTree Total Earnings Fund                0-24.9        116                36.83%         183          58.10%
                                          ---------------------------------------------------------------------------
                                             25-49.9          5                 1.59%           7           2.22%
                                          ---------------------------------------------------------------------------
                                             50-74.9          1                 0.32%           1           0.32%
                                          ---------------------------------------------------------------------------
                                            75-100.0          1                 0.32%           0           0.00%
                                          ---------------------------------------------------------------------------
                                              >100.0          1                 0.32%           0           0.00%
                                          ---------------------------------------------------------------------------
                                               Total        124                39.37%         191          60.63%
---------------------------------------------------------------------------------------------------------------------
April 1, 2007 - June 30, 2008
WisdomTree Earnings 500 Fund                  0-24.9        133                42.22%         164          52.06%
                                          ---------------------------------------------------------------------------
                                             25-49.9          9                 2.86%           4           1.27%
                                          ---------------------------------------------------------------------------
                                             50-74.9          2                 0.63%           0           0.00%
                                          ---------------------------------------------------------------------------
                                            75-100.0          1                 0.32%           0           0.00%
                                          ---------------------------------------------------------------------------
                                              >100.0          2                 0.63%           0           0.00%
                                          ---------------------------------------------------------------------------
                                               Total        147                46.67%         168          53.33%
---------------------------------------------------------------------------------------------------------------------
April 1, 2007 - June 30, 2008
WisdomTree MidCap Earnings Fund               0-24.9        135                42.86%         163          51.75%
                                          ---------------------------------------------------------------------------
                                             25-49.9          6                 1.90%           5           1.59%
                                          ---------------------------------------------------------------------------
                                             50-74.9          2                 0.63%           2           0.63%
                                          ---------------------------------------------------------------------------
                                            75-100.0          1                 0.32%           0           0.00%
                                          ---------------------------------------------------------------------------
                                              >100.0          1                 0.32%           0           0.00%
                                          ---------------------------------------------------------------------------
                                               Total        145                46.03%         170          53.97%
---------------------------------------------------------------------------------------------------------------------
April 1, 2007 - June 30, 2008
WisdomTree SmallCap Earnings Fund             0-24.9        124                39.37%         151          47.94%
                                          ---------------------------------------------------------------------------
                                             25-49.9         12                 3.81%          13           4.13%
                                          ---------------------------------------------------------------------------
                                             50-74.9          4                 1.27%           3           0.95%
                                          ---------------------------------------------------------------------------
                                            75-100.0          2                 0.63%           0           0.00%
                                          ---------------------------------------------------------------------------
                                              >100.0          4                 1.27%           2           0.63%
                                          ---------------------------------------------------------------------------
                                               Total        146                46.35%         169          53.65%
---------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations.


                                                  WisdomTree Trust Prospectus 35

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

WisdomTree Earnings Funds


---------------------------------------------------------------------------------------------------------------------
                                                          Market Price Above or Equal to       Market Price Below
                                                                  Net Asset Value                Net Asset Value
                                                          ------------------------------    -------------------------
                                           Basis Point     Number          Percentage of     Number    Percentage of
                                          Differential    of Days           Total Days      of Days      Total Days
---------------------------------------------------------------------------------------------------------------------
April 1, 2007 - June 30, 2008
WisdomTree Earnings Top 100 Fund              0-24.9        133                42.22%         163          51.75%
                                          ---------------------------------------------------------------------------
                                             25-49.9          5                 1.59%           6           1.90%
                                          ---------------------------------------------------------------------------
                                             50-74.9          1                 0.32%           2           0.63%
                                          ---------------------------------------------------------------------------
                                            75-100.0          1                 0.32%           1           0.32%
                                          ---------------------------------------------------------------------------
                                              >100.0          2                 0.63%           1           0.32%
                                          ---------------------------------------------------------------------------
                                               Total        142                45.08%         173          54.92%
---------------------------------------------------------------------------------------------------------------------
April 1, 2007 - June 30, 2008
WisdomTree Low P/E Fund                       0-24.9        126                40.00%         168          53.33%
                                          ---------------------------------------------------------------------------
                                             25-49.9          8                 2.54%           4           1.27%
                                          ---------------------------------------------------------------------------
                                             50-74.9          1                 0.32%           4           1.27%
                                          ---------------------------------------------------------------------------
                                            75-100.0          2                 0.63%           0           0.00%
                                          ---------------------------------------------------------------------------
                                              >100.0          2                 0.63%           0           0.00%
                                          ---------------------------------------------------------------------------
                                               Total        139                44.13%         176          55.87%
---------------------------------------------------------------------------------------------------------------------


36 WisdomTree Trust Prospectus

                      (This page intentionally left blank.)

                                                  WisdomTree Trust Prospectus 37

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:


--------------------------------------------------------------------------------
Call:    1-866-909-9473
         Monday through Friday
         8:00 a.m. to 8:00 p.m. (Eastern time)
--------------------------------------------------------------------------------
Write:   WisdomTree Trust
         c/o ALPS Distributors, Inc.
         1290 Broadway, Suite 1100
         Denver, Colorado 80203
--------------------------------------------------------------------------------
Visit:   www.wisdomtree.com
--------------------------------------------------------------------------------


Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(C)2008 WisdomTree Trust

WisdomTree Funds are distributed by
ALPS Distributors,Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203


WisdomTree(R) is a registered mark of WisdomTree
Investments, Inc.


INVESTMENT COMPANY ACT FILE NO. 811-21864

[WISDOMTREE LOGO]


WisdomTree Trust
380 Madison Avenue, 21st Floor
New York, NY 10017

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2008


WISDOMTREE(R) TRUST

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following separate investment portfolios (each, a "Fund") of WisdomTree Trust (the "Trust"), as each such Prospectus may be revised from time to time:

WISDOMTREE DOMESTIC DIVIDEND FUNDS

   WisdomTree Total Dividend Fund
   WisdomTree High-Yielding Equity Fund
   WisdomTree LargeCap Dividend Fund


   WisdomTree Dividend Top 100 Fund


   WisdomTree MidCap Dividend Fund
   WisdomTree SmallCap Dividend Fund

WISDOMTREE EARNINGS FUNDS

   WisdomTree Total Earnings Fund
   WisdomTree Earnings 500 Fund
   WisdomTree MidCap Earnings Fund
   WisdomTree SmallCap Earnings Fund
   WisdomTree Earnings Top 100 Fund
   WisdomTree Low P/E Fund
   WisdomTree India Earnings Fund

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS

   WisdomTree DEFA Fund
   WisdomTree DEFA High-Yielding Equity Fund
   WisdomTree Europe Total Dividend Fund
   WisdomTree Europe High-Yielding Equity Fund
   WisdomTree Europe SmallCap Dividend Fund
   WisdomTree Japan Total Dividend Fund
   WisdomTree Japan High-Yielding Equity Fund
   WisdomTree Japan SmallCap Dividend Fund
   WisdomTree Pacific ex-Japan Total Dividend Fund
   WisdomTree Pacific ex-Japan High-Yielding Equity Fund
   WisdomTree International LargeCap Dividend Fund


   WisdomTree International Dividend Top 100 Fund


   WisdomTree International MidCap Dividend Fund
   WisdomTree International SmallCap Dividend Fund
   WisdomTree Emerging Markets High-Yielding Equity Fund
   WisdomTree Emerging Markets SmallCap Dividend Fund


   WisdomTree Middle East Dividend Fund


WISDOMTREE INTERNATIONAL SECTOR FUNDS

   WisdomTree International Basic Materials Sector Fund
   WisdomTree International Communications Sector Fund


   WisdomTree International Consumer Discretionary Sector Fund
   WisdomTree International Consumer Staples Sector Fund


   WisdomTree International Energy Sector Fund
   WisdomTree International Financial Sector Fund
   WisdomTree International Health Care Sector Fund
   WisdomTree International Industrial Sector Fund
   WisdomTree International Technology Sector Fund
   WisdomTree International Utilities Sector Fund
   WisdomTree International Real Estate Fund

The current Prospectus for each of the Domestic and International Dividend Funds, the International Sector Funds and the Earnings Funds is dated July 29, 2008. The International Dividend Funds, International Sector Funds and the India Earnings Fund are sometimes referred to collectively as the "International Funds." Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds' audited financial statements for the period ended March 31, 2008 are incorporated in this SAI by reference to the Funds' 2008 Annual Reports to Shareholders (File No. 811-21864). You may obtain a copy of the Funds' Annual Report at no charge by request to the Fund at the address or phone number noted below. Since the WisdomTree Middle East Dividend Fund did not commence operations until after the close of the fiscal year, financial statements for this Fund are not yet available.


A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.


                             SAI dated July 29, 2008

                                TABLE OF CONTENTS

General Description of the Trust and the Funds ............................    1
   WisdomTree Domestic Dividend Funds .....................................    1


   WisdomTree Earnings Funds ..............................................    1


   WisdomTree International Dividend Funds ................................    1
   WisdomTree International Sector Funds ..................................    1
Investment Strategies and Risks ...........................................    2
   Principal Investment Strategy ..........................................    2
   General Risks ..........................................................    3
   Lack of Diversification ................................................    3
   Specific Investment Strategies .........................................    4
   Securities Lending .....................................................    4
   Money Market Instruments ...............................................    4
   Repurchase Agreements ..................................................    4
   Reverse Repurchase Agreements ..........................................    4
   Investment Company Securities ..........................................    5
   Real Estate Investment Trusts ..........................................    5
   Non-U.S. Securities ....................................................    5


   Depositary Receipts ....................................................   10
   Currency Transactions ..................................................   11
   Illiquid Securities ....................................................   11
   Futures, Options and Options on Futures Contracts ......................   11
   Risks of Futures and Options Transactions ..............................   12
   Swap Agreements ........................................................   12
   Participation Certificates .............................................   12
   Tracking Stocks ........................................................   13
   Future Developments ....................................................   13
Proxy Voting Policy .......................................................   13
Portfolio Holding Disclosure Policies and Procedures ......................   14
Description of the WisdomTree Indexes .....................................   15
   WisdomTree Domestic Dividend Indexes ...................................   16
      WisdomTree Dividend Index ...........................................   16
      WisdomTree High-Yielding Equity Index ...............................   16
      WisdomTree LargeCap Dividend Index ..................................   17
      WisdomTree Dividend Top 100 Index ...................................   17
      WisdomTree MidCap Dividend Index ....................................   17
      WisdomTree SmallCap Dividend Index ..................................   17
   WisdomTree Earnings Indexes ............................................   17
      WisdomTree Earnings Index ...........................................   17
      WisdomTree Earnings 500 Index .......................................   18
      WisdomTree MidCap Earnings Index ....................................   18
      WisdomTree SmallCap Earnings Index ..................................   18
      WisdomTree Earnings Top 100 Index ...................................   18
      WisdomTree Low P/E Index ............................................   19
      WisdomTree India Earnings Index .....................................   19
   WisdomTree International Dividend Indexes ..............................   19
      WisdomTree DEFA Index ...............................................   19
      WisdomTree DEFA High-Yielding Equity Index ..........................   20
      WisdomTree Europe Dividend Index ....................................   20
      WisdomTree Europe High-Yielding Equity Index ........................   20
      WisdomTree Europe SmallCap Dividend Index ...........................   20
      WisdomTree Japan Dividend Index .....................................   20
      WisdomTree Japan High-Yielding Equity Index .........................   21
      WisdomTree Japan SmallCap Dividend Index ............................   21

      WisdomTree Pacific ex-Japan Dividend Index ..........................   21
      WisdomTree Pacific ex-Japan High-Yielding Equity Index ..............   21
      WisdomTree International LargeCap Dividend Index ....................   21
      WisdomTree International Dividend Top 100 Index .....................   21
      WisdomTree International MidCap Dividend Index ......................   22
      WisdomTree International SmallCap Dividend Index ....................   22
      WisdomTree Emerging Markets High-Yielding Equity Index ..............   22
      WisdomTree Emerging Markets SmallCap Dividend Index .................   22
      WisdomTree Middle East Dividend Index ...............................   23
   WisdomTree International Sector Indexes ................................   23
      WisdomTree International Basic Materials Sector Index ...............   23
      WisdomTree International Communications Sector Index ................   23
      WisdomTree International Consumer Discretionary Sector Index ........   23
      WisdomTree International Consumer Staples Sector Index ..............   24
      WisdomTree International Energy Sector Index ........................   24
      WisdomTree International Financial Sector Index .....................   24
      WisdomTree International Health Care Sector Index ...................   24
      WisdomTree International Industrial Sector Index ....................   24
      WisdomTree International Technology Sector Index ....................   25
      WisdomTree International Utilities Sector Index .....................   25
      WisdomTree International Real Estate Index ..........................   25
Investment Limitations ....................................................   26
Fundamental Policies ......................................................   26
   Senior Securities ......................................................   26
   Borrowing ..............................................................   26
   Underwriting ...........................................................   26
   Concentration ..........................................................   26
   Real Estate ............................................................   26
   Commodities ............................................................   26
   Loans ..................................................................   27
Continuous Offering .......................................................   27
Management of the Trust ...................................................   28
Trustees and Officers .....................................................   28
Interested Trustee and Officers ...........................................   28
Independent Trustees ......................................................   29
   Committees of the Board of Trustees ....................................   30
   Audit Committee ........................................................   30
   Governance and Nominating Committee ....................................   30
   Remuneration of Trustees ...............................................   31
   Control Persons and Principal Holders of Securities ....................   31
   Investment Adviser .....................................................   48
   Sub-Adviser ............................................................   50
   Portfolio Managers .....................................................   51
   Portfolio Manager Fund Ownership .......................................   52
   Portfolio Manager Compensation .........................................   52
   Code of Ethics .........................................................   53
   Administrator, Custodian and Transfer Agent ............................   53
   Distributor ............................................................   54
Brokerage Transactions ....................................................   55
Additional Information Concerning the Trust ...............................   60
   Shares .................................................................   60
   Termination of the Trust or a Fund .....................................   60
   Role of DTC ............................................................   60

   Creation & Redemption of Creation Unit Aggregations ....................   61
   Creation ...............................................................   61
   Fund Deposit ...........................................................   61
   Procedures for Creation of Creation Unit Aggregations ..................   62
   Placement of Creation Orders for Domestic Dividend and Earnings
      Weighted Funds Using the Clearing Process ...........................   63
   Placement of Creation Orders for Domestic Dividend and Earnings
      Weighted Funds Outside the Clearing Process .........................   63
   Placement of Creation Orders for International Funds ...................   64
   Acceptance of Orders for Creation Unit Aggregations ....................   65
   Creation Transaction Fee ...............................................   65
   Placement of Redemption Orders for Domestic Dividend and Earnings
      Weighted Funds Using the Clearing Process ...........................   66
   Placement of Redemption Orders for Domestic Dividend and Earnings
      Weighted Funds Outside the Clearing Process .........................   67
   Placement of Redemption Orders for International Funds .................   67
Regular Holidays ..........................................................   68
Taxes .....................................................................   73
Determination of NAV ......................................................   80
Dividends and Distributions ...............................................   80
Financial Statements ......................................................   81
Miscellaneous Information .................................................   81

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following Funds:

WISDOMTREE DOMESTIC DIVIDEND FUNDS

   WisdomTree Total Dividend Fund
   WisdomTree High-Yielding Equity Fund
   WisdomTree LargeCap Dividend Fund
   WisdomTree Dividend Top 100 Fund
   WisdomTree MidCap Dividend Fund
   WisdomTree SmallCap Dividend Fund

WISDOMTREE EARNINGS FUNDS

   WisdomTree Total Earnings Fund
   WisdomTree Earnings 500 Fund
   WisdomTree MidCap Earnings Fund
   WisdomTree SmallCap Earnings Fund
   WisdomTree Earnings Top 100 Fund
   WisdomTree Low P/E Fund
   WisdomTree India Earnings Fund

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS

   WisdomTree DEFA Fund
   WisdomTree DEFA High-Yielding Equity Fund
   WisdomTree Europe Total Dividend Fund
   WisdomTree Europe High-Yielding Equity Fund
   WisdomTree Europe SmallCap Dividend Fund
   WisdomTree Japan Total Dividend Fund
   WisdomTree Japan High-Yielding Equity Fund
   WisdomTree Japan SmallCap Dividend Fund
   WisdomTree Pacific ex-Japan Total Dividend Fund
   WisdomTree Pacific ex-Japan High-Yielding Equity Fund
   WisdomTree International LargeCap Dividend Fund
   WisdomTree International Dividend Top 100 Fund
   WisdomTree International MidCap Dividend Fund
   WisdomTree International SmallCap Dividend Fund
   WisdomTree Emerging Markets High-Yielding Equity Fund
   WisdomTree Emerging Markets SmallCap Dividend Fund

   WisdomTree Middle East Dividend Fund


WISDOMTREE INTERNATIONAL SECTOR FUNDS

   WisdomTree International Basic Materials Sector Fund
   WisdomTree International Communications Sector Fund


   WisdomTree International Consumer Discretionary Sector Fund
   WisdomTree International Consumer Staples Sector Fund


   WisdomTree International Energy Sector Fund
   WisdomTree International Financial Sector Fund
   WisdomTree International Health Care Sector Fund
   WisdomTree International Industrial Sector Fund
   WisdomTree International Technology Sector Fund
   WisdomTree International Utilities Sector Fund
   WisdomTree International Real Estate Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. ("WisdomTree Asset Management"), the investment adviser to each Fund. Mellon Capital Management Corporation ("Mellon Capital") (formerly, BNY Investment Advisors) is the investment sub-adviser ("Sub-Adviser") to each Fund. ALPS Distributors, Inc. is the distributor (the "Distributor") of the shares of each Fund.


Each Fund issues and redeems shares at net asset value per share ("NAV") only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.


Shares of each Fund are listed on a national securities exchange, such as NYSE Arca or the NASDAQ Stock Market ("NASDAQ") (each, a "Listing Exchange"), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.


The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.


"WisdomTree" is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.


                         INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGY. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as indexing, may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its underlying Index, before fees and expenses, will be 95% or better.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for a Fund.


The WisdomTree India Earnings Fund attempts to achieve its investment objective by investing in securities through the WisdomTree India Investment Portfolio, Inc. (the "Portfolio"), a wholly-owned subsidiary of the WisdomTree India Earnings Fund. References to the investment strategies and other policies of the India Earnings Fund should be understood to also refer to the strategies and polices of the Portfolio. The Portfolio is advised by WisdomTree Asset Management and sub-advised by Mellon Capital.


GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund's Prospectus.

LACK OF DIVERSIFICATION. Each Fund is considered to be "non-diversified." A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund's volatility and performance.


Each Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Subchapter M diversification tests generally require that (i) a Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of a Fund's total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of a Fund's taxable year.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "triparty" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.


REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts ("REITs") to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.


Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund's investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations.


Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.


Certain non-U.S. issuers in which the Funds, and in particular the International Real Estate Fund, may invest may be treated as passive foreign investment companies ("PFICs"). Investments in PFICs may decrease the tax efficiency of a Fund. For a more detailed discussion of the U.S. federal income tax consequences of a Fund's investment in PFICs, please see "Taxes."


Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.


INVESTMENTS IN EMERGING MARKETS. The Emerging Markets SmallCap Dividend, Emerging Markets High-Yielding Equity, India Earnings and Middle East Dividend Funds invest substantially all of their assets in markets that are considered to be "emerging." Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume,
(iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

INVESTMENTS IN FRONTIER MARKETS. The Middle East Dividend Fund invests in countries that are generally considered to be "frontier markets." The economies of frontier markets included in the WisdomTree Middle East Dividend Index (i.e., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries is restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of the Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, included many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as: requiring governmental approval prior to investments by foreign persons, limiting the amount of investment by foreign persons in a particular issuer, limiting investment by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently the Fund may be unable to invest in all of the securities included in the index until such approval is final. This could increase index tracking error. Some frontier countries may also limit investment opportunities in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital or the proceeds of security sales by foreign investors, including the Fund. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks are eligible foreign sub-custodians in frontier markets may have been organized only recently or otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which the Fund invests may require the Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to the Fund.

The Fund invests in some frontier countries that use share blocking. "Share blocking" refers to the practice of predicating voting rights related to an issuer's securities on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after the shareholder meeting. Share blocking may preclude the Fund from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on the Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Fails may also expose the transfer agent and the Fund to situations in which counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Fund or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

INVESTMENTS IN AUSTRALIA. Certain of the International Funds may invest in companies organized and listed in Australia. The Pacific ex-Japan Total Dividend Fund and the Pacific ex-Japan High-Yielding Equity Fund generally invest a relatively large percentage of their assets in companies organized in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund's performance.


INVESTMENTS IN BRAZIL. Certain of the International Funds may invest in companies organized and listed in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of United States companies or the United States government, including (i) investment and repatriation controls, which could affect the Fund's ability to operate, and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes, (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. Dollar, (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets, (iv) the effect that a trade deficit could have on economic stability and the Brazilian government's economic policy, (v) high rates of inflation,
(vi) governmental involvement in and influence on the private sector, (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States, and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund's performance.


INVESTMENTS IN CANADA. Certain of the International Funds may invest in companies organized and listed in Canada. The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN CHINA AND HONG KONG. Certain of the International Funds may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include:


(i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia's other low-cost emerging economies; (v) currency
exchange  rate   fluctuations  and  the  lack  of  available   currency  hedging
instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (xi) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well; and (ixx) the risk that certain companies in the Fund's Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN INDIA. The India Earnings Fund, Emerging Markets High-Yielding Equity Fund and Emerging Markets SmallCap Dividend Fund invest in securities listed and traded in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of a Fund's investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.


The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund's portfolio or inhibit the Fund's ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, a Fund's ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund's investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund's performance.


INVESTMENTS IN FRANCE. Certain of the International Funds may invest in companies organized and listed in France. France is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN GERMANY. Certain of the International Funds may invest in companies organized and listed in Germany. Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN JAPAN. Certain of the international Funds may invest in companies organized and listed in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN THE MIDDLE EAST. The Middle East Dividend Fund invests in companies organized and listed in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Markets in the Middle East generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets also have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. The manner in which foreign investors may invest in companies in certain Middle Eastern, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as in investor, including rights as to dividends or to be made aware of certain corporate actions. The legal systems in certain Middle Eastern countries may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder's investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than the Fund's actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern country. These and other factors could have a negative impact on Fund performance.

INVESTMENTS IN SINGAPORE. Certain of the International Funds may invest in companies organized and listed in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SOUTH AFRICA. The Emerging Markets High-Yielding Equity and Emerging Markets SmallCap Dividend Funds may invest in companies organized and listed in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries) certain issues, such as unemployment, access to healthcare, limited economic opportunity, and other financial constraints, continue to present obstacles towards full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa's currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN SOUTH KOREA. The Emerging Markets High-Yielding Equity and Emerging Markets SmallCap Dividend Funds may invest in companies organized and listed in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN TAIWAN. The Emerging Markets High-Yielding Equity and Emerging Markets SmallCap Dividend Funds may invest in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.

INVESTMENTS IN THE UNITED KINGDOM. Certain of the International Funds invest in companies organized and listed in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund's performance.


DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund's investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying index.


CURRENCY TRANSACTIONS. The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund's assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its underlying Index and may lower the Fund's return. A Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

Swap agreements also may allow a Fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the Fund. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.


PARTICIPATION CERTIFICATES. The Middle East Dividend Fund may invest in participation certificates ("Participation Certificates") as a substitute for investing directly in securities included in the Middle East Dividend Index. These instruments are also referred to as "Participation Notes". Participation Certificates are certificates or notes issued by banks or broker-dealers and are designed to provide returns corresponding with the performance of an underlying equity security or market. Participation Certificates are subject to the risk that the issuer of the note will default on its obligation, in which case the Fund could lose the entire value of its investment. The use of Participation Certificates can increase tracking error relative to the Index. A holder of a Participation Certificate that is linked to an underlying security may receive any dividends paid in connection with the underlying security. However, a holder of a Participation Certificate does not have voting rights, as the holder would if it owned the underlying security directly. Investing in Participation Certificate may subject the Funds to counterparty risk. In addition, there can be no assurance that the trading price of a Participation Certificate will be equal to the underlying value of the company or market that it seeks to replicate. The Fund will be relying on the creditworthiness of the counterparty issuing the Participation Certificate and would lose its investment if such counterparty became insolvent. The Fund will have no rights against the issuer of the underlying security. A Participation Certificate may also include transaction costs in addition to those applicable to a direct investment in securities. The markets on which the Participation Certificates are traded may be less liquid than the markets for other securities due to liquidity and transfer restrictions. The markets for Participation Certificates typically are "over the counter" and may be less transparent than the markets for listed securities. This may limit the availability of pricing information and may make it more difficult for the Fund to accurately value its investments in Participation Certificates. This may increase tracking error relative to the Index.


TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund's Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

                               PROXY VOTING POLICY


The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of Mellon Capital. The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and Mellon Capital's role in implementing such guidelines.

Mellon Capital, through their participation on The Bank of New York Mellon ("BNY Mellon") Corporation's Proxy Policy Committee ("PPC"), have each adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client's investment. It will generally oppose proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. The Sub-Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

Mellon Capital will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, Sub-Adviser will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

A complete copy of the Proxy Voting Policy may be obtained by writing to: Judy Manion at 500 Grant Street, Suite 2600, Pittsburgh, PA 15258.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.


              PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES


The Trust has adopted a Portfolio Holdings Policy (the "Policy") designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser and any Sub-Adviser (together, the "Advisers"). The Policy is designed to ensure that the disclosure of information about each Fund's portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.


As exchange traded funds, information about each Fund's portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission ("SEC") applicable to the Funds, regulations of the Funds' Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund's anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation ("NSCC") and/or third party service providers.


Each Fund may disclose on the Funds' website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund's calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund's portfolio holdings is permitted to personnel of the Advisers, the Funds' distributor and the Funds' administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds' Chief Compliance Officer may authorize disclosure of portfolio holdings.


Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund's portfolio holdings or other investment positions except in accordance with the Policy. The Trust's Board reviews the implementation of the Policy on a periodic basis.

                      DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or the NASDAQ. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, PFICs and derivative securities, such as warrants and rights, are not eligible (though PFICs are eligible to be included in the International Real Estate Fund).

In order to be included in one of the WisdomTree Domestic Earnings Indexes, a company must: (i) be incorporated in the United States (including Puerto Rico),
(ii) be listed on the NYSE, AMEX or NASDAQ, (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities, such as warrants and rights, are not eligible. The WisdomTree India Earnings Index uses a slightly differently approach from the Domestic Earnings Indexes and is described below.

Annual Index Reconstitution. The WisdomTree Indexes are "reconstituted" on an annual basis. New securities are added to the Indexes only during the "annual reconstitution." The annual reconstitution of the Domestic Dividend and Earnings Indexes takes place at the end of November and the beginning of December each year. The annual reconstitution of the International Indexes takes place at the end of June and the beginning of July each year, except that the annual reconstitution of the WisdomTree India Earnings Index takes place at the end of August and the beginning of September each year.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree's proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the "Index measurement date" or the "Screening Point." Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the applicable Index. A "preliminary Index" is made publicly available based on this information. The "Weighting Date" is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the third Wednesday of December for the Domestic Dividend and Earnings Indexes and after the close of trading on the third Wednesday of June for the
International Indexes. The final index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the "Reconstitution Date."

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.


Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the NYSE is open for trading.


Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the "Calculation Agent"). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds' portfolio strategies and to prevent the Funds' portfolio managers from having any influence on the construction of the Index methodology.

WISDOMTREE DOMESTIC DIVIDEND INDEXES

WisdomTree Dividend Index

Number of Components: approximately 1450

Index Description. The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock. Each Domestic Dividend Index is derived from the WisdomTree Dividend Index.

WisdomTree High-Yielding Equity Index

Number of Components: approximately 400

Index Description. The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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WisdomTree LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. The Index consists of large-capitalization securities.

WisdomTree Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Unlike other WisdomTree Domestic Indexes, which weight index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of approximately 100 large-capitalization securities.

WisdomTree MidCap Dividend Index

Number of Components: approximately 425

Index Description. The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Dividend Index

Number of Components: approximately 725

Index Description. The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities.

WISDOMTREE EARNINGS INDEXES

WisdomTree Earnings Index

Number of Components: approximately 2350


Index Description. The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the NYSE, AMEX, NASDAQ Global Select, or NASDAQ Global Market (the "NASDAQ Market"), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date,
(v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a


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standardized  calculation  of  earnings  developed  by S&P that is  designed  to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the broad U.S. market.

WisdomTree Earnings 500 Index

Number of Components: approximately 500

Index Description. The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree MidCap Earnings Index

Number of Components: approximately 785

Index Description. The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. For these purposes, Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Earnings Index

Number of Components: approximately 1080

Index Description. The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily small-capitalization securities.

WisdomTree Earnings Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Earnings Top 100 Index is a fundamentally weighted Index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings 500 Index. Unlike the other Earnings Indexes which weight companies based on aggregate earnings, the Index is weighted by earnings yield. A component company's weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company's trailing 12 months earnings

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by its  market  capitalization.  This  amount is then  divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree Low P/E Index

Number of Components: approximately 700

Index Description. The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price-to-earnings ratios ("P/E ratios") within the WisdomTree Earnings Index that meet certain requirements. To be included in the Low P/E Index, companies must have market capitalizations of at least $200 million as of the Index measurement date. On the Index measurement date companies that meet these requirements are ranked by P/E ratio. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the Index. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree India Earnings Index

Number of Components: approximately 150

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of profitable companies incorporated and traded in India that are eligible to be purchased by foreign investors and that meet specific other criteria developed by WisdomTree Investments. The Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India, (iii) have generated at least $5 million in earnings in their fiscal year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date,(v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, (vi) have traded at least 250,000 shares per month for each of the six months prior to the index measurement date, and
(vii) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. "Earnings" are determined using a company's reported net income. Only common stocks and holding companies, including real estate holding companies, are eligible for inclusion in the Index. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WISDOMTREE INTERNATIONAL DIVIDEND INDEXES

WisdomTree DEFA Index

Number of Components: approximately 2390

Index Description. The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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WisdomTree DEFA High-Yielding Equity Index

Number of Components: approximately 690

Index Description. The WisdomTree DEFA High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The
Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe Dividend Index

Number of Components: approximately 1160

Index Description. The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany,
Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom. Companies must have paid at least $5 million in cash dividends on shares of their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe High-Yielding Equity Index

Number of Components: approximately 330

Index Description. The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies are ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe.

WisdomTree Japan Dividend Index

Number of Components: approximately 820

Index Description. The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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

WisdomTree Japan High-Yielding Equity Index

Number of Components: approximately 240

Index Description. The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Japan SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

WisdomTree Pacific ex-Japan Dividend Index

Number of Components: approximately 411

Index Description. The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet certain other requirements. The WisdomTree Pacific ex-Japan Dividend Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Pacific ex-Japan High-Yielding Equity Index

Number of Components: approximately 110

Index Description. The WisdomTree Pacific ex-Japan High-Yielding Equity Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of Europe, Far East Asia and Australasia. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations as of the Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily large-capitalization securities.

WisdomTree International Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting

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

the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities.

WisdomTree International MidCap Dividend Index

Number of Components: approximately 690

Index Description. The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily mid-capitalization securities.

WisdomTree International SmallCap Dividend Index

Number of Components: approximately 1400

Index Description. The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities.

WisdomTree Emerging Markets High-Yielding Equity Index

Number of Components: approximately 220

Index Description. The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Emerging Markets SmallCap Dividend Index

Number of Components: approximately 395

Index Description. The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily small capitalization stocks.

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WisdomTree Middle East Dividend Index

Number of Components: approximately 100

Index Description. The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United Arab Emirates (including Abu Dhabi and Dubai). As of the index measurement date, shares of companies must be eligible to be purchased by foreign investors. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent index measurement date. Companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Companies are weighted in the Index based on regular cash dividends paid in the annual cycle prior to the index measurement date. Country weights are capped so that no country's weight in the Index exceeds 33% at the annual index measurement date.


WISDOMTREE INTERNATIONAL SECTOR INDEXES

WisdomTree International Basic Materials Sector Index

Number of Components: approximately 180

Index Description. The WisdomTree International Basic Materials Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Basic Materials Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Basic Materials" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: chemicals, forest products and paper, iron/steel, and mining. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Communications Sector Index

Number of Components: approximately 150

Index Description. The WisdomTree International Communications Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Communications Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Communications" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: advertising, internet, media, and telecom. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.


WisdomTree International Consumer Discretionary Sector Index


Number of Components: approximately 425


Index Description. The WisdomTree International Consumer Discretionary Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Discretionary Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Consumer Discretionary" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: airlines, apparel, automobiles and parts, entertainment, food service, home builders, housewares, leisure time, lodging, office furnishings, retail, textiles, and toys/games. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Consumer Staples Sector Index


Number of Components: approximately 375


Index Description. The WisdomTree International Consumer Staples Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Staples Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Consumer Staples" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: agriculture, tobacco, beverages, biotechnology, commercial services, cosmetics/personal care, food, health care, pharmaceuticals, and household products. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.


WisdomTree International Energy Sector Index

Number of Components: approximately 60

Index Description. The WisdomTree International Energy Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Energy Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Energy" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil and gas producers, oil and gas services, pipelines, alternative energy sources, and coal. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Financial Sector Index

Number of Components: approximately 450

Index Description. The WisdomTree International Financial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Financial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Financial" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: banks, savings and loans, insurance companies, investment companies, real estate companies, and diversified financial service companies. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Health Care Sector Index

Number of Components: approximately 100

Index Description. The WisdomTree International Health Care Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Health Care Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Health Care" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: health care products, health care services, pharmaceuticals, and biotechnology. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Industrial Sector Index

Number of Components: approximately 560

Index Description. The WisdomTree International Industrial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Industrial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Industrial" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: aerospace and defense, building materials, electronic components and equipment, engineering and construction, hand and machine tools, machinery, metal fabrication, packaging and containers, shipbuilding, transportation, and trucking and leasing. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Technology Sector Index

Number of Components: approximately 85

Index Description. The WisdomTree International Technology Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Technology Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Technology" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: computers, office and business equipment, semiconductors, and software. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Utilities Sector Index

Number of Components: approximately 70

Index Description. The WisdomTree International Utilities Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Utilities Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the "Utilities" sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: gas, electric, and water. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Real Estate Index

Number of Components: approximately 220


Index Description. The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Real Estate" sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified REITs. The Index also includes companies that may be classified as PFICs.

                             INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund's Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, other than with respect to a Fund's limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Each Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

   Senior Securities

   Issue senior securities, except as permitted under the 1940 Act.

   Borrowing

   Borrow money, except as permitted under the 1940 Act.

   Underwriting

   Act as an underwriter of another issuer's securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

   Concentration

   Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund's underlying Index concentrates in the securities of a particular industry or group of industries.

   Real Estate

   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

   Commodities

   Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

   Loans

   Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.


   This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund's investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.


   Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                               CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.


For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds' distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.


Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers


                                                                                              Number of
                                       Term of                                               Portfolios
                                       office                                                 in Fund          Other
                                        and                                                   Complex      Directorships
                                       Length                                                 Overseen        Held by
                                       of Time         Principal Occupation(s) During        by Trustee     Trustee and
Name (year of birth)    Position       Served                the Past 5 Years               and Officers      Officers
--------------------   -----------   -----------   --------------------------------------   ------------   -------------
Jonathan Steinberg     Trustee,      Trustee       Chief Executive Officer of WisdomTree         49            None.
(1964)                 President*    and Officer   Investments, Inc. (formerly, Index
                                     since 2005    Development Partners, Inc.) and
                                                   Director of WisdomTree Investments,
                                                   Inc. since 1989.

Amit Muni              Treasurer*,   Officer       Chief Financial Officer and Assistant         49            None.
(1969)                 Assistant     since 2008    Secretary of WisdomTree Investments,
                       Secretary*                  Inc. since March 2008; International
                                                   Securities Exchange Holdings, Inc.
                                                   (ISE), Controller and Chief Accounting
                                                   Officer, from 2003 to 2008.

Richard Morris         Secretary*,   Officer       Deputy General Counsel of WisdomTree          49            None.
(1967)                 Chief Legal   since 2005    Investments, Inc. since 2005; Senior
                       Officer*                    Counsel at Barclays Global Investors,
                                                   N.A. from 2002 to 2005.


----------
*     Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees


                                       Term of                                                Number of
                                       office                                                Portfolios
                                        and                                                    in Fund        Other
                                       Length                                                  Complex     Directorships
                                       of Time         Principal Occupation(s) During         Overseen       Held by
Name (year of birth)    Position       Served                 the Past 5 Years               by Trustee      Trustee
--------------------   -----------   -----------   --------------------------------------   ------------   -------------
Gregory Barton         Trustee       Trustee       General Counsel and Secretary of              49            None.
(1961)**                             since 2006    Martha Stewart Living Omnimedia, Inc.
                                                   since 2007; Executive Vice President
                                                   of Licensing and Legal Affairs,
                                                   General Counsel and Secretary of Ziff
                                                   Davis Media Inc. 2003 to 2007;
                                                   Executive Vice President of Legal
                                                   Affairs, General Counsel and Secretary
                                                   of Ziff Davis Media Inc. from 2002 to
                                                   2003; President (2001 to 2002), Chief
                                                   Financial Officer (2000 to 2002), Vice
                                                   President of Business Development
                                                   (1999 to 2001) and General Counsel and
                                                   Secretary (1998 to 2002) of WisdomTree
                                                   Investments, Inc. (formerly, Index
                                                   Development Partners, Inc.).

Toni Massaro           Trustee       Trustee       Dean at University of Arizona James E.        49            None.
(1955)***                            since 2006    Rogers College of Law since 1999;
                                                   Professor at University of Arizona
                                                   James E. Rogers College of Law since
                                                   1990.

Victor Ugolyn          Trustee,      Trustee       Private Investor 2005 to present;             49        Trustee on
(1947)                 Chairman of   since 2006    President and Chief Executive Officer                   Board of
                       the Board                   of William D. Witter, Inc. 2005 to                      Trustees of
                       of Trustees                 August 2006; Consultant to AXA                          Naismith
                                                   Enterprise in 2004; Chairman,                           Memorial
                                                   President and Chief Executive Officer                   Basketball
                                                   of Enterprise Capital Management                        Hall of Fame;
                                                   (subsidiary of The MONY Group, Inc.)                    Member of the
                                                   and Enterprise Group of Funds,                          Board of
                                                   Chairman of MONY Securities                             Overseers of
                                                   Corporation, and Chairman of the Fund                   the Hoover
                                                   Board of Enterprise Group of Funds                      Institution
                                                   from 1991 to 2004.                                      at Stanford
                                                                                                           University.

----------
 **   Chair of the Audit Committee.

***   Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2007 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

                                                                                       Aggregate Dollar Range of
                                                                                       Equity Securities in All
                                                                                              Registered
                                                                                     Investment Companies Overseen
                                                                                        by Trustee in Family of
Name of Trustee                Dollar Range of Equity Securities in the Funds             Investment Companies
---------------------   ----------------------------------------------------------   -----------------------------
Interested Trustee:
Jonathan Steinberg      International SmallCap Dividend Fund   $50, 001 - $100,000
                        International Dividend Top 100 Fund    $50, 001 - $100,000
                        DEFA High-Yielding Equity Fund         $50, 001 - $100,000
                        Pacific ex-Japan Total Dividend Fund   $50, 001 - $100,000
                        Japan High-Yielding Equity Fund        $50, 001 - $100,000           Over $100,000

Independent Trustees:
Gregory Barton          Total Dividend Fund                    Over $100,000
                        DEFA Fund                              $10,001 - $50,000             Over $100,000

Toni Massaro            High-Yielding Equity Fund              $1 - $10,000
                        DEFA High-Yielding Equity Fund         $1 - $10,000                   $1 - $10,000

Victor Ugolyn           LargeCap Dividend Fund                 $10,001 - $50,000
                        MidCap Dividend Fund                   $10,001 - $50,000         $50,001 - $100,000

As of December 31, 2007 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Funds' Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Funds' Distributor.

The Board of Trustees of the Trust met eight times during the fiscal year ended March 31, 2008.


Committees of the Board of Trustees


Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds' financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. During the fiscal year ended March 31, 2008, the Audit Committee held six meetings.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust's Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2008, the Nominating Committee held one meeting.

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives annual compensation of $110,000. The Audit Committee Chairman will be paid an additional 10% and the Independent Chairman of the Board will be paid an additional 50% of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending meetings. Prior to December 2007, each Independent Trustee received annual compensation of $40,000. The Audit Committee Chairman received an additional 10% and the Independent Chairman received an additional 50% of this amount.

The following table sets forth the fees paid to each Trustee for the fiscal year-ended March 31, 2008.

                                       Pension or Retirement
                         Aggregate      Benefits Accrued as    Estimated Annual   Total Compensation
 Name of Interested    Compensation       Part of Company        Benefits upon    from the Funds and
      Trustee         from the Trust          Expenses            Retirement         Fund Complex
-------------------   --------------   ---------------------   ----------------   ------------------
Jonathan Steinberg         None                 None                 None                None

                                       Pension or Retirement
                         Aggregate      Benefits Accrued as    Estimated Annual   Total Compensation
Name of Independent    Compensation       Part of Company        Benefits upon    from the Funds and
      Trustee         from the Trust          Expenses            Retirement         Fund Complex
-------------------   --------------   ---------------------   ----------------   ------------------
Gregory Barton            $44,000               None                 None               $44,000
Toni Massaro              $43,220               None                 None               $43,220
Victor Ugolyn             $65,262               None                 None               $65,262

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of June 30, 2008.


Control Persons and Principal Holders of Securities.


Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants ("DTC Participants"), as of June 30, 2008, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Total Dividend Fund                     CHARLES SCHWAB                         15.24%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   PERSHING SECURITIES CORPORATION         9.38%
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   MERRILL LYNCH                           6.97%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree High-Yielding Equity Fund               NFS LLC                                12.98%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CITIGROUP                              10.01%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   FIRST CLEAR                             8.56%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   PERSHING                                6.63%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   MERRILL LYNCH                           5.73%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   MSC RETAIL                              5.28%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311
---------------------------------------------------------------------------------------------------

WisdomTree DEFA Fund                               AMERITRADE                             26.32%
                                                   C/O ADP PROXY SERVICES
                                                   51 MERCEDES WAY
                                                   EDGEWOOD NY 11717

                                                   ML SFKPG                               12.36%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   CHARLES SCHWAB                          9.46%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   FIRST CLEAR                             9.20%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   CURIAN LLC                              6.90%
                                                   8055 E TUFTS AVE
                                                   DENVER, CO 80237

                                                   CITIGROUP                               5.48%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree DEFA High-Yielding Equity Fund          CHARLES SCHWAB                         20.75%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   ML SFKPG                               14.24%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   NFS LLC                                 8.78%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   MSC RETAIL                              5.56%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311

                                                   CITIGROUP                               5.46%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   AMERITRADE
                                                   C/O ADP PROXY SERVICES                  5.27%
                                                   51 MERCEDES WAY
                                                   EDGEWOOD NY 11717

                                                   5TH-3RD BANK                            5.05%
                                                   FIFTH THIRD CENTER
                                                   CINCINNATI, OH 45263-0828
---------------------------------------------------------------------------------------------------

WisdomTree Pacific ex-Japan High-Yielding
Equity Fund                                        CHARLES SCHWAB                         14.37%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                11.87%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   PERSHING                               10.92%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   GOLDMAN LP                              7.83%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   BEAR STEARNS                            7.82%
                                                   ONE METROTECH CENTER NORTH
                                                   4TH FLOOR
                                                   BROOKLYN NY 11201-3862

                                                   ML SFKPG                                7.58%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   AMERITRADE                              5.09%
                                                   C/O ADP PROXY SERVICES
                                                   51 MERCEDES WAY
                                                   EDGEWOOD NY 11717
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Pacific ex-Japan Total Dividend Fund    CHARLES SCHWAB                         12.51%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   US BANK NA                             11.98%
                                                   1555 NORTH RIVER CENTER DRIVE
                                                   SUITE 302
                                                   MILWAUKEE, WI 53212

                                                   NFS LLC                                10.00%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   PERSHING                                9.59%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   CITIGROUP                               8.38%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   ML SFKPG                                7.44%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   UBS FINANCIAL                           5.18%
                                                   1200 HARBOR BLVD
                                                   WEEHAWKEN NJ 07086
---------------------------------------------------------------------------------------------------

WisdomTree Europe Total Dividend Fund              ML SFKPG                               21.20%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302
                                                   CHARLES SCHWAB

                                                   ATTN PROXY DEPARTMENT                  15.92%
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                 9.62%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   MSC RETAIL                              7.37%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311

                                                   JP MORGAN CHASE BANK NA                 6.67%
                                                   PROXY SERVICES
                                                   14201 DALLAS PKWAY
                                                   DALLAS, TX 75254

                                                   PERSHING
                                                   SECURITIES CORPORATION                  5.38%
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Europe High-Yielding Equity Fund        ML SFKPG                               29.35%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   MSC RETAIL                             13.89%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311

                                                   CHARLES SCHWAB                          8.76%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                 8.56%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   PERSHING                                6.68%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   FIRST CLEAR                             5.07%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060
---------------------------------------------------------------------------------------------------

WisdomTree Europe SmallCap Dividend Fund           FIRST CLEAR                            14.86%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   NFS LLC                                12.58%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                               11.73%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   CHARLES SCHWAB                         10.51%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   GOLDMAN LP                              8.08%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   PERSHING                                6.42%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Japan Total Dividend Fund               GOLDMAN                                10.88%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   CHARLES SCHWAB                         10.78%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   MSC RETAIL                              9.51%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311

                                                   GOLDMAN                                 8.52%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   NBCN INC                                7.58%

                                                   ML SFKPG                                7.23%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   NFS LLC                                 6.42%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   PERSHING                                6.03%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

WisdomTree Japan High-Yielding Equity Fund         CHARLES SCHWAB                         16.06%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   PERSHING                               12.40%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   NFS LLC                                12.25%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                               12.11%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   GOLDMAN SKPG                           11.88%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                             6.06%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060
---------------------------------------------------------------------------------------------------

WisdomTree Japan SmallCap Dividend Fund            ML SFKPG                               39.20%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   CHARLES SCHWAB                         12.81%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   CITIGROUP                               8.72%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   NFS LLC                                 6.46%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Dividend Top 100 Fund                   NFS LLC                                14.73%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                              10.921%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   CITIGROUP                              10.19%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   BROWN BROS                              6.56%
                                                   140 BROADWAY
                                                   NEW YORK, NEW YORK 10005

                                                   PERSHING                                5.04%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

WisdomTree LargeCap Dividend Fund                  PNC BANK                               20.97%
                                                   2600 LIBERTY AVENUE
                                                   PITTSBURGH, PENNSYLVANIA 15222

                                                   CHARLES SCHWAB                         20.54%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   MERRILL LYNCH                           6.98%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   NFS LLC                                 6.27%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   FIRST CLEAR                             5.37%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   MSC RETAIL                              5.03%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311
---------------------------------------------------------------------------------------------------

WisdomTree MidCap Dividend Fund                    CHARLES SCHWAB                         16.18%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   CITIGROUP                              16.17%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   NFS LLC                                10.80%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   FIRST CLEAR                             5.81%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   UBS FINANCIAL                           5.50%
                                                   1200 HARBOR BLVD
                                                   WEEHAWKEN NJ 07086
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree SmallCap Dividend Fund                  CHARLES SCHWAB                         19.10%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   CITIGROUP                              15.08%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   NFS LLC                                14.86%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                                7.76%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                             6.70%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   PERSHING                                5.89%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

WisdomTree International LargeCap Dividend Fund    ML SFKPG                               24.46%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   WILMING TRUST                          15.69%
                                                   RODNEY SQUARE NORTH
                                                   1100 NORTH MARKET STREET
                                                   WILMINGTON DE 19890-2212

                                                   CHARLES SCHWAB                          9.44%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   CITIGROUP                               7.59%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   NFS LLC                                 7.33%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree International Dividend Top 100 Fund     CHARLES SCHWAB
                                                   ATTN PROXY DEPARTMENT                  17.46%
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                12.23%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                               11.63%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                             5.25%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   PERSHING                                8.02%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   CITIGROUP                               6.70%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001
---------------------------------------------------------------------------------------------------

WisdomTree International MidCap Dividend Fund      CHARLES SCHWAB                         27.34%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                11.95%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CITIGROUP                              11.12%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   FIRST CLEAR                             5.87%
                                                   10700 WHEAT FIRST DRIVE, WS 1024
                                                   GLEN ALLEN VA 23060

                                                   5TH-3RD BANK                            5.75%
                                                   FIFTH THIRD CENTER
                                                   CINCINNATI, OH 45263-0828
---------------------------------------------------------------------------------------------------

WisdomTree International SmallCap Dividend Fund    CHARLES SCHWAB                         22.47%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                14.98%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   FIDELITY TRUST                         11.66%
                                                   82 DEVONSHIRE ST.
                                                   BOSTON, MA 02109

                                                   PERSHING                                8.65%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   ML SFKPG                                5.19%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree International Basic Materials
Sector Fund                                        NFS LLC                                13.76%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                               13.54%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   CHARLES SCHWAB                         12.47%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   CITIGROUP                              10.79%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   FIRST CLEAR                             9.32%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   PERSHING                                5.86%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   AMERITRADE                              5.26%
                                                   C/O ADP PROXY SERVICES
                                                   51 MERCEDES WAY
                                                   EDGEWOOD NY 11717
---------------------------------------------------------------------------------------------------

WisdomTree International Communications
Sector Fund                                        JP MORGAN CHASE BANK NA                29.59%
                                                   PROXY SERVICES
                                                   14201 DALLAS PKWAY
                                                   DALLAS, TX 75254

                                                   BEAR STEARNS                           11.64%
                                                   ONE METROTECH CENTER NORTH
                                                   4TH FLOOR
                                                   BROOKLYN NY 11201-3862

                                                   GOLDMAN SKPG                           11.64%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   ML SFKPG                               10.21%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302
---------------------------------------------------------------------------------------------------

WisdomTree International Consumer
Discretionary Sector Fund                          ML SFKPG                               28.73%
                                                   101 HUDSON ST, 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                            16.04%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   MSC RETAIL                             15.03%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311


                                                   CITIGROUP                               7.23%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree International Consumer Staples
Sector Fund                                        ML SFKPG                               25.01%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   BEAR STEARNS                           16.97%
                                                   ONE METROTECH CENTER NORTH
                                                   4TH FLOOR
                                                   BROOKLYN NY 11201-3862

                                                   CITIGROUP                               9.44%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   GOLDMAN LP                              7.61%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                             7.41%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   NFS LLC                                 5.14%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281
---------------------------------------------------------------------------------------------------

WisdomTree International Energy Sector Fund        ML SFKPG                               23.47%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   CHARLES SCHWAB                         11.79%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                 9.38%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CITIGROUP                               9.34%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   GOLDMAN LP                              7.28%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                             5.21%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree International Financial Sector Fund     CHARLES SCHWAB                         17.57%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                14.60%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CITIGROUP                               8.33%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   BROWN BROS                              6.90%
                                                   140 BROADWAY
                                                   NEW YORK, NEW YORK 10005

                                                   ML SFKPG                                6.14%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302
---------------------------------------------------------------------------------------------------

WisdomTree International Industrial Sector Fund    ML SFKPG                               23.46%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   UBS FINANCIAL                          20.05%
                                                   1200 HARBOR BLVD
                                                   WEEHAWKEN NJ 07086

                                                   GOLDMAN LP                              9.84%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   CITIGROUP                               9.55%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   CHARLES SCHWAB
                                                   ATTN PROXY DEPARTMENT                   7.83%
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   FIRST CLEAR                             6.19%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060
---------------------------------------------------------------------------------------------------

WisdomTree International Technology Sector Fund    ML SFKPG                               29.07%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   GOLDMAN LP                             17.01%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                             7.30%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   CHARLES SCHWAB                          6.36%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   CITIGROUP                               6.30%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree International Utilities Sector Fund     ML SFKPG                               14.80%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   CITIGROUP                              11.84%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   NFS LLC                                10.42%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CHARLES SCHWAB                          9.15%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   PERSHING                                8.57%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   GOLDMAN LP                              7.55%
                                                   30 HUDSON STREET
                                                   JERSEY CITY NJ 07302

                                                   FIRST CLEAR                             6.91%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   BANK OF NEW YORK                        5.14%
                                                   ONE WALL STREET
                                                   NEW YORK, NY 10286
---------------------------------------------------------------------------------------------------

WisdomTree International Health Care Sector Fund   CITIGROUP                              19.25%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   FIRST CLEAR                            15.99%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   PERSHING                               13.93%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   ML SFKPG                               10.97%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   NFS LLC                                10.10%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CHARLES SCHWAB                          6.10%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Total Earnings Fund                     BANK OF NEW YORK                       27.29%
                                                   ONE WALL STREET
                                                   NEW YORK, NY 10286

                                                   PERSHING                               20.89%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   NFS LLC                                 9.88%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   TIMBER HIL                              5.80%
                                                   1 PICKWICK PLAZA
                                                   GREENWICH CT 06830

                                                   CHARLES SCHWAB                          5.53%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   MSC RETAIL                              5.21%
                                                   MORGAN STANLEY RETAIL
                                                   HARBOURSIDE FINANCIAL CENTER
                                                   PLAZA 3, 1ST FLOOR
                                                   JERSEY CITY NJ 07311


                                                   ML SFKPG                                5.04%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302
---------------------------------------------------------------------------------------------------

WisdomTree Earnings 500 Fund                       CHARLES SCHWAB                         42.11%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                10.24%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CITIGROUP                               5.42%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001
---------------------------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund                    CHARLES SCHWAB                         46.27%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                11.28%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   TIMBER HIL                             10.52%
                                                   1 PICKWICK PLAZA
                                                   GREENWICH CT 06830

                                                   CITIGROUP                               6.99%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   FIRST CLEAR                             5.51%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree SmallCap Earnings Fund                  BONY SPDR                              19.65%
                                                   ONE WALL STREET
                                                   NEW YORK, NY 10286

                                                   NFS LLC                                15.27%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   FIRST CLEAR                            12.33%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   CITIGROUP                              11.16%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   CHARLES SCHWAB                          9.74%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   PERSHING                                9.29%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

WisdomTree Earnings Top 100 Fund                   NFS LLC                                21.02%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                               12.75%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   PERSHING                               11.39%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   FIRST CLEAR                             8.78%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   BANK OF NEW YORK                        7.74%
                                                   ONE WALL STREET
                                                   NEW YORK, NY 10286
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Low P/E Fund                            NFS LLC                                15.70%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   PERSHING                               15.41%
                                                   SECURITIES CORPORATION
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   CHARLES SCHWAB                          8.48%
                                                   ATTN PROXY DEPARTMENT
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   CITIGROUP                               7.86%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   FIRST CLEAR                             7.80%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060
---------------------------------------------------------------------------------------------------

WisdomTree International Real Estate Fund          NFS LLC                                11.88%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   ML SFKPG                               10.71%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   FIDELITY TRUST                          9.85%
                                                   82 DEVONSHIRE ST.
                                                   BOSTON, MA 02109

                                                   AMERITRADE                              7.98%
                                                   C/O ADP PROXY SERVICES
                                                   51 MERCEDES WAY
                                                   EDGEWOOD NY 11717

                                                   PERSHING                                6.97%
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 0739
---------------------------------------------------------------------------------------------------

WisdomTree Emerging Markets High-Yielding
Equity Fund                                        PERSHING                               16.34%
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399

                                                   NFS LLC                                14.07%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CHS SCHWAB                             10.64%
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   FISERV TR                               7.13%
                                                   717 - 17TH STREET
                                                   SUITE 2600
                                                   DENVER CO 80202

                                                   AMERITRADE                              6.86%
                                                   C/O ADP PROXY SERVICES
                                                   51 MERCEDES WAY
                                                   EDGEWOOD NY 11717
---------------------------------------------------------------------------------------------------

                                                                                      Percentage of
Name                                               DTC Participant Name                 Ownership
------------------------------------------------   --------------------------------   -------------
WisdomTree Emerging Markets SmallCap
Dividend Fund                                      CHS SCHWAB                             16.74%
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   NFS LLC                                12.92%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   MERRIL LYNCH                           10.77%
                                                   101 HUDSON ST 9TH FL
                                                   JERSEY CITY NJ 07302

                                                   UBS FINANCIAL                           7.86%
                                                   1200 HARBOR BLVD
                                                   WEEHAWKEN NJ 07086

                                                   CITIGROUP                               7.40%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   PERSHING                                7.08%
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

WisdomTree India Earnings Fund                     NFS LLC                                16.28%
                                                   200 LIBERTY STREET
                                                   NEW YORK CITY NY 10281

                                                   CHS SCHWAB                             13.46%
                                                   211 MAIN STREET
                                                   SAN FRANCISCO CA 94105

                                                   FIRST CLEAR                             8.09%
                                                   10700 WHEAT FIRST DRIVE
                                                   WS 1024
                                                   GLEN ALLEN VA 23060

                                                   CITIGROUP                               7.58%
                                                   333 W. 34TH STREET
                                                   NEW YORK NY 10001

                                                   AMERITRADE                              6.53%
                                                   C/O ADP PROXY SERVICES
                                                   51 MERCEDES WAY
                                                   EDGEWOOD NY 11717

                                                   PERSHING                                5.42%
                                                   1 PERSHING PLAZA
                                                   JERSEY CITY NJ 07399
---------------------------------------------------------------------------------------------------

WisdomTree Middle East Dividend Fund*                                                       N/A
---------------------------------------------------------------------------------------------------

* Information is not presented for this Fund as it had not commenced operations as of June 30, 2008.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund.
WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.


Name of Fund                                                     Management Fee
-----------------------------------------------------------      ---------------
WisdomTree Total Dividend Fund                                        0.28%
WisdomTree High-Yielding Equity Fund                                  0.38%
WisdomTree LargeCap Dividend Fund                                     0.28%
WisdomTree Dividend Top 100 Fund                                      0.38%
WisdomTree MidCap Dividend Fund                                       0.38%
WisdomTree SmallCap Dividend Fund                                     0.38%
WisdomTree Total Earnings Fund                                        0.28%
WisdomTree Earnings 500 Fund                                          0.28%
WisdomTree MidCap Earnings Fund                                       0.38%
WisdomTree SmallCap Earnings Fund                                     0.38%
WisdomTree Earnings Top 100 Fund                                      0.38%
WisdomTree Low P/E Fund                                               0.38%
WisdomTree DEFA Fund                                                  0.48%
WisdomTree DEFA High-Yielding Equity Fund                             0.58%
WisdomTree Europe Total Dividend Fund                                 0.48%
WisdomTree Europe High-Yielding Equity Fund                           0.58%
WisdomTree Europe SmallCap Dividend Fund                              0.58%
WisdomTree Japan Total Dividend Fund                                  0.48%
WisdomTree Japan High-Yielding Equity Fund                            0.58%
WisdomTree Japan SmallCap Dividend Fund                               0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund                       0.48%
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                 0.58%
WisdomTree International LargeCap Dividend Fund                       0.48%
WisdomTree International Dividend Top 100 Fund                        0.58%
WisdomTree International MidCap Dividend Fund                         0.58%
WisdomTree International SmallCap Dividend Fund                       0.58%
WisdomTree Emerging Markets High-Yielding Equity Fund                 0.63%
WisdomTree Emerging Markets SmallCap Dividend Fund                    0.63%
WisdomTree India Earnings Fund                                        0.68%
WisdomTree Middle East Dividend Fund                                  0.68%
--------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund                  0.58%
WisdomTree International Communications Sector Fund                   0.58%
WisdomTree International Consumer Discretionary Sector Fund           0.58%
WisdomTree International Consumer Staples Sector Fund                 0.58%
WisdomTree International Energy Sector Fund                           0.58%
WisdomTree International Financial Sector Fund                        0.58%
WisdomTree International Health Care Sector Fund                      0.58%
WisdomTree International Industrial Sector Fund                       0.58%
WisdomTree International Technology Sector Fund                       0.58%
WisdomTree International Utilities Sector Fund                        0.58%
WisdomTree International Real Estate Fund                             0.58%

With respect to each Fund (other than the India Earnings Fund and the Middle East Dividend Fund) WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith;
(iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses;
(vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement with respect to each Fund (other than the India Earnings Fund and the Middle East Dividend Fund) WisdomTree arranges for the provision of chief compliance officer ("CCO") services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.


The Portfolio is advised by WisdomTree Asset Management. WisdomTree Asset Management does not receive any additional compensation for advising the Portfolio.

For the following periods, the Adviser received the following fees:


                                                                               Advisory Fee     Advisory Fee
                                                               Commencement    Period Ended     Period Ended
Name                                                          of Operations   March 31, 2007   March 31, 2008
-----------------------------------------------------------   -------------   --------------   --------------
WisdomTree Total Dividend Fund                                   6/16/06      $   113,719      $   269,768
-------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                             6/16/06          295,809          736,971
-------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund                                             6/16/06          199,673        1,415,559
-------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund                        6/16/06          317,496        1,445,109
-------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund            6/16/06          160,899          584,781
-------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund                  6/16/06          105,496          774,010
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                            6/16/06           67,833          237,566
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund                      6/16/06          122,153          312,747
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                         6/16/06          221,137          595,194
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                             6/16/06          103,330          214,941
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund                       6/16/06          133,841          304,862
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                          6/16/06          128,531          465,970
-------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                                 6/16/06          233,421          773,212
-------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                                6/16/06          326,902          887,614
-------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                                  6/16/06          103,769          373,656
-------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                                6/16/06          152,022          410,425
-------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund                  6/16/06          156,254          688,454
-------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund                   6/16/06          469,927        2,391,354
-------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund                    6/16/06          230,677        1,481,831
-------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund                  6/16/06          398,322        3,016,342
-------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund            10/13/06           15,338          480,261
-------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund             10/13/06           32,387          172,291
-------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund     10/13/06           15,129           34,905
-------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund           10/13/06           42,549          153,549
-------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                     10/13/06           41,504          250,529
-------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                  10/13/06           16,936          127,465
-------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                 10/13/06           26,520          253,102
-------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                 10/13/06           13,947           61,828
-------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                  10/13/06           46,704          295,876
-------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund                10/13/06           41,870          137,305
-------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                   2/23/07            6,912           48,010
-------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                     2/23/07            5,511          108,747
-------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                                  2/23/07            1,867           83,454
-------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                                2/23/07            3,386           58,025
-------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                                 2/23/07            9,423           59,796
-------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                          2/23/07            9,375           88,570
-------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund                         6/5/07              N/A          336,686
-------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund            7/13/07              N/A          474,220
-------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund              10/30/07              N/A           90,419
-------------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund                                   2/22/08              N/A           66,315
-------------------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                             7/16/08              N/A              N/A
-------------------------------------------------------------------------------------------------------------

The Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by
(i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.


The Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).


Sub-Adviser. Mellon Capital, a registered investment adviser, with its principal office is located at 50 Fremont Street, San Francisco, CA 94105 serves as
Sub-Adviser for each Fund. As of June 30, 2008, Mellon Capital managed approximately $204 billion for institutions. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds as describer below.

   Sub-Adviser's Fees for the Domestic Funds


   The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

      o 3 basis points (0.03%) of the first $2 billion in combined daily net assets of all Domestic Funds;

      o 2 basis points (0.02%) of the next $3 billion in combined daily net assets of all Domestic Funds; and

      o 1.5 basis points (0.015%) of the combined daily net assets of all Domestic Funds in excess of $5 billion.


   Sub-Adviser's Fees for the International Funds


   The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

      o 7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Equity Funds;

      o 5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Equity Funds;

      o 3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Equity Funds; and

      o 2 basis points (0.02%) of the combined daily net assets of all International Equity Funds in excess of $5 billion.

The Portfolio is sub-advised by Mellon Capital. Mellon Capital does not receive any additional compensation for sub-advising the Portfolio.


For the following periods, the Sub-Adviser received the following fees:


                                                                               Sub-Advisory     Sub-Advisory
                                                                                   Fee              Fee
                                                               Commencement    Period Ended     Period Ended
Name                                                          of Operations   March 31, 2007   March 31, 2008
-----------------------------------------------------------   -------------   --------------   --------------
WisdomTree Total Dividend Fund                                   6/16/06      $     7,575      $    42,632
-------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                             6/16/06           17,145           66,149
-------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund                                             6/16/06           19,410          190,007
-------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund                        6/16/06           26,790          114,145
-------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund                  6/16/06           14,521           70,182
-------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund            6/16/06           14,521           32,778
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                            6/16/06           14,521           20,591
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund                      6/16/06           14,521           22,294
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                         6/16/06           18,790           23,821
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                             6/16/06           14,521           18,055
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund                       6/16/06           14,521           14,304
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                          6/16/06           14,521           40,086
-------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                                 6/16/06           14,028           82,845
-------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                                6/16/06           23,512          139,253
-------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                                  6/16/06            7,260           44,167
-------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                                6/16/06            8,914           40,086
-------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund                  6/16/06           14,521           73,537
-------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund                   6/16/06           40,587          190,877
-------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund                    6/16/06           18,258          104,110
-------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund                  6/16/06           36,444          228,956
-------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund            10/13/06              N/A           43,055
-------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund             10/13/06              N/A           14,783
-------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund     10/13/06              N/A            2,510
-------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund           10/13/06              N/A           18,626
-------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                     10/13/06              N/A           24,706
-------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                  10/13/06              N/A            9,033
-------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                 10/13/06              N/A           25,880
-------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                 10/13/06              N/A           11,096
-------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                  10/13/06              N/A           47,409
-------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund                10/13/06              N/A           14,331
-------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                   2/23/07              N/A            7,692
-------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                     2/23/07              N/A           26,642
-------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                                  2/23/07              N/A           12,215
-------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                                2/23/07              N/A            8,983
-------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                                 2/23/07              N/A            6,576
-------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                          2/23/07              N/A           11,685
-------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund                         6/5/07              N/A           51,882
-------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund            7/13/07              N/A           76,075
-------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund              10/30/07              N/A           21,226
-------------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund                                   2/22/08              N/A           51,882
-------------------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                             7/16/08              N/A              N/A
-------------------------------------------------------------------------------------------------------------

Mellon Capital believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio  Manager.  Each fund is  managed  by  Mellon  Capital's  Equity  Index
Stategies portfolio management team. The individual members of the team responsible for the day-to-day management of the Fund's portfolio are Denise Krisko and Steven Wetter.

Including the WisdomTree ETFs, as of June 30, 2008, the Index Fund Management team managed ninety eight other registered investment companies with approximately $6.34 billion in assets; one pooled investment vehicle with approximately $0.13 billion in assets and twenty forty other accounts with approximately $4.32 billion in assets.

Portfolio Manager Fund Ownership


As of June 30, 2008, the dollar range of securities beneficially owned by the following Portfolio Managers in the Trust is as follows:

                                                      Dollar Range of Securities
      Portfolio Manager                                  Beneficially Owned
      -----------------                               --------------------------
      Steve Wetter                                              None
      Denise Krisko                                             None

Portfolio Manager Compensation

As of June 30, 2008, the Sub-Adviser's portfolio managers responsible for managing the Funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the Funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation deferred compensation plan.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's bonus is determined by a number of factors. One factor is gross performance of the fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. Additional factors include the overall financial performance of the company, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment management group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from the company's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

Description of Material Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager's bonus and there is no formula that is applied to weight the factors listed (see "Portfolio Managers Compensation). In addition, current trading practices do not allow sub-adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio's rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Funds' distributor have each adopted a Codes of Ethic pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. The Bank of New York Mellon ("BNYM") serves as administrator, custodian and transfer agent for the Funds. BNYM's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNYM provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNYM maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNYM is required, upon the order of the Trust, to deliver securities held by BNYM and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNYM is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYM acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNYM receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNYM.

BNYM serves as the Portfolio's custodian. BNYM does not receive any additional compensation for performing these services.

For the following periods the Administrator received the following fees:


                                                                              Administration   Administration
                                                                                Fee for the      Fee for the
                                                               Commencement    Period Ended     Period Ended
Name                                                          of Operations   March 31, 2007   March 31, 2008
-----------------------------------------------------------   -------------   --------------   --------------
WisdomTree Total Dividend Fund                                   6/16/06      $    11,551      $     9,245
-------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                             6/16/06           22,767           20,776
-------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund                                             6/16/06           11,928           16,115
-------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund                        6/16/06           16,262           20,244
-------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund            6/16/06            8,506            9,325
-------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund                  6/16/06            7,025            9,936
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                            6/16/06            4,082            3,646
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund                      6/16/06            5,941            4,749
-------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                         6/16/06           12,071            4,438
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                             6/16/06            6,561            8,030
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund                       6/16/06            7,612           19,184
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                          6/16/06            7,484           32,549
-------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                                 6/16/06           18,472            8,714
-------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                                6/16/06           34,785           10,986
-------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                                  6/16/06            7,931            8,432
-------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                                6/16/06           11,785           13,415
-------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund                  6/16/06            9,781            9,623
-------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund                   6/16/06           24,454           30,023
-------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund                    6/16/06           12,087           22,603
-------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund                  6/16/06           21,693           39,457
-------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund            10/13/06              698            3,368
-------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund             10/13/06            1,705            2,283
-------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund     10/13/06              686              739
-------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund           10/13/06            1,962            2,193
-------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                     10/13/06            1,992            2,239
-------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                  10/13/06              964            2,209
-------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                 10/13/06            1,384            2,587
-------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                 10/13/06              627              659
-------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                  10/13/06            2,345            2,302
-------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund                10/13/06            1,917            2,095
-------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                   2/23/07              552            2,043
-------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                     2/23/07              440            2,063
-------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                                  2/23/07              110              713
-------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                                2/23/07              237            1,090
-------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                                 2/23/07              556            2,152
-------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                          2/23/07              553            2,138
-------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund                         6/5/07              N/A              N/A
-------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund            7/13/07              N/A              N/A
-------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund              10/30/07              N/A              N/A
-------------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund                                   2/22/08              N/A              N/A
-------------------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                             7/16/08              N/A              N/A
-------------------------------------------------------------------------------------------------------------

Distributor. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit
Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.


The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Brokerage Transactions

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years ended March 31, 2007 and 2008.

                                                                 Commissions Paid       Commissions Paid
                                                              for Fiscal Year Ended   for Fiscal Year Ended
Name                                                              March 31, 2007         March 31, 2008
-----------------------------------------------------------   ---------------------   ---------------------
WisdomTree Total Dividend Fund                                       $ 3,648               $  5,192
-----------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                                   7,502                 15,509
-----------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund                                                   6,687                 24,215
-----------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund                             14,180                 32,649
-----------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                  2,670                 15,584
-----------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund                        6,681                 21,337
-----------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                                  4,498                  6,111
-----------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund                            6,629                 11,126
-----------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                              30,281                 19,507
-----------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                                   1,752                    585
-----------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund                             1,968                  7,316
-----------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                                8,864                  3,033
-----------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                                       7,919                 10,982
-----------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                                      9,823                 11,925
-----------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                                        2,679                 15,032
-----------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                                      8,570                 32,394
-----------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund                        4,068                 17,368
-----------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund                         8,459                 84,742
-----------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund                         33,778                 42,786
-----------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund                       49,713                 80,563
-----------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund                      23                  8,127
-----------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund                       56                  5,988
-----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund              136                  1,478
-----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund                    393                  1,934
-----------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                              169                  5,659
-----------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                           528                  2,781
-----------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                          120                  3,989
-----------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                           90                  1,143
-----------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                           225                  6,027
-----------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund                         364                    896
-----------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                           263                  1,067
-----------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                              43                  1,538
-----------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                                            2                  5,476
-----------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                                         11                  5,339
-----------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                                         135                    935
-----------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                                  109                  2,450
-----------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund                                N/A                 10,462
-----------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund                    N/A                 97,204
-----------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund                       N/A                 22,943
-----------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund                                           N/A                172,783
-----------------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund                                     N/A                    N/A
-----------------------------------------------------------------------------------------------------------

Affiliated Brokers


During the fiscal year ended March 31, 2008, the Funds did not pay any commissions to any affiliated brokers.


Regular Broker-Dealers


The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2008, the name of each such broker or dealer and the value of each Fund's aggregate holdings of the securities of each issuer as of March 31, 2008.

                                                                         Aggregate Value of
                                                                           Holdings as of
Fund                                    Name of Broker or Dealer           March 31, 2008
-------------------------------------   ------------------------------   ------------------
WisdomTree Total Dividend Fund
                                        BEAR STEARNS & CO., INC.            $     5,822
                                        CITIGROUP, INC.                       2,549,964
                                        GOLDMAN SACHS GROUP, INC.               142,897
                                        LEHMAN BROTHERS HOLDINGS, INC.           67,150
                                        MERRILL LYNCH & CO., INC.               290,924
-------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund
                                        CITIGROUP, INC.                     $ 8,974,850
-------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
                                        BEAR STEARNS & CO., INC.            $    25,889
                                        CITIGROUP, INC.                      10,638,242
                                        GOLDMAN SACHS GROUP, INC.               584,323
                                        LEHMAN BROTHERS HOLDINGS, INC.          271,497
                                        MERRILL LYNCH & CO., INC.             1,205,823
-------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
                                        CITIGROUP, INC.                     $ 2,313,746
-------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
                                        BEAR STEARNS & CO., INC.            $     3,881
                                        CITIGROUP, INC.                         231,614
                                        GOLDMAN SACHS GROUP, INC.               170,514
                                        LEHMAN BROTHERS HOLDINGS, INC.           49,196
                                        MERRILL LYNCH & CO., INC.                40,251
-------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund
                                        BEAR STEARNS & CO., INC.            $    15,672
                                        CITIGROUP, INC.                         942,758
                                        GOLDMAN SACHS GROUP, INC.               699,929
                                        LEHMAN BROTHERS HOLDINGS, INC.          197,234
                                        MERRILL LYNCH & CO., INC.               167,686
-------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund
                                        BEAR STEARNS & CO., INC.            $    31,575
                                        CITIGROUP, INC.                         131,947
                                        GOLDMAN SACHS GROUP, INC.               176,306
                                        LEHMAN BROTHERS HOLDINGS, INC.          137,273
-------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund
                                        BEAR STEARNS & CO., INC.            $    13,029
                                        CITIGROUP, INC.                         779,410
                                        GOLDMAN SACHS GROUP, INC.               574,730
                                        LEHMAN BROTHERS HOLDINGS, INC.          164,938
-------------------------------------------------------------------------------------------

                                                                                                Aggregate Value of
                                                                                                  Holdings as of
Fund                                               Name of Broker or Dealer                       March 31, 2008
------------------------------------------------   ------------------------------------------   ------------------
WisdomTree Europe SmallCap Dividend Fund
                                                   AWD HOLDINGS AG                                 $   408,884
                                                   BRIT INSURANCE HOLDINGS PLC                         416,083
                                                   D. CARNEGIE AB                                      527,914
                                                   F&C ASSET MANAGEMENT PLC                            580,037
                                                   JARDINE LLOYD THOMPSON GROUP PLC                    440,096
------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund
                                                   AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.      $ 4,964,141
                                                   COMMONWEALTH BANK OF AUSTRALIA                    6,604,139
                                                   HANG SENG BANK LTD.                               3,597,735
                                                   NATIONAL AUSTRALIA BANK LTD.                      5,651,953
                                                   WESTPAC BANKING CORP.                             5,200,060
------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
                                                   AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.      $ 4,246,556
                                                   COMMONWEALTH BANK OF AUSTRALIA                    4,573,998
                                                   HANG SENG BANK LTD                                3,498,037
                                                   NATIONAL AUSTRALIA BANK LTD.                      4,020,505
                                                   WESTPAC BANKING CORP.                             4,828,678
------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
                                                   BANCA INTESA SPA                                $ 8,359,196
                                                   COMMONWEALTH BANK OF AUSTRALIA                    5,840,965
                                                   DNB NOR ASA                                       6,296,199
                                                   LLOYDS TSB GROUP PLC                              6,504,190
                                                   WESTPAC BANKING CORP.                             6,271,017
------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
                                                   ALLEANZA ASSICURAZIONI SPA                      $ 1,709,706
                                                   BANK OF EAST ASIA LTD.                              913,673
                                                   HONGKONG EXCHANGES AND CLEARING LTD.             11,427,554
                                                   INSURANCE AUSTRALIA GROUP LTD.                    1,316,920
                                                   TRYGVESTA AS                                      1,371,208
------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
                                                   BENDIGO BANK LTD.                               $ 2,535,513
                                                   D. CARNEGE & CO. AB                               2,440,677
                                                   F&C ASSET MANAGEMENT PLC                          2,313,230
                                                   JARDINE LLOYD THOMPSON GROUP PLC                  2,375,671
                                                   WING LUNG BANK LTD.                               4,093,326
------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund
                                                   BANK LEUMI LE-ISREAL                            $ 1,969,587
                                                   KOOKMIN BANK BM                                   2,462,246
                                                   MALAYAN BANKING BHD                               2,236,337
                                                   MEGA FINANCIAL HOLDINGS CO., LTD                  1,921,065
                                                   PUBLIC BANK BHD                                   2,018,915
------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund
                                                   AFRICAN BANK INVESTMENTS LTD.                   $   616,589
                                                   DISCOUNT INVESTMENT CORP.                           653,151
                                                   IDB DEVELOPMENT CORP. LTD.                        1,441,525
                                                   IDB HOLDING CORP. LTD.                              791,218
                                                   METROPOLITAN HOLDINGS LTD.                          445,158
------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund
                                                   KENEDIX, INC.                                   $    54,152
------------------------------------------------------------------------------------------------------------------

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.


The table below sets forth the portfolio turnover rates of each Fund for the fiscal years ended March 31, 2007 and 2008.

                                                              Portfolio Turnover Rate   Portfolio Turnover Rate
                                                              for Fiscal Year Ended      for Fiscal Year Ended
Name                                                             March 31, 2007             March 31, 2008
-----------------------------------------------------------   -----------------------   -----------------------
WisdomTree Total Dividend Fund                                           12%                        10%
---------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund                                     11                         19
---------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund                                                     11                         10
---------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund                                19                         16
---------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                     7                         16
---------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund                          21                         12
---------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund                                    24                         15
---------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund                              24                         21
---------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund                                 47                         22
---------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund                                      6                          1
---------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund                                6                          1
---------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund                                  25                          3
---------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund                                         21                         16
---------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund                                        13                          8
---------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund                                          12                         30
---------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund                                        16                         34
---------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund                           8                         15
---------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund                            8                         24
---------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund                            44                         18
---------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund                          39                         17
---------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund                      0*                        11
---------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund                       0*                        19
---------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Discretionary Sector Fund               3                         21
---------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Staples Sector Fund                     2                          8
---------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund                               1                         13
---------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund                            5                         15
---------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund                           1                         11
---------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund                           2                         14
---------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund                            1                         13
---------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund                          3                          4
---------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                            1                         11
---------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                              1                          8
---------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                                           0*                        45
---------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                                         0*                        37
---------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                                          2                         13
---------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                                   1                         20
---------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund                               N/A                         15
---------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund                   N/A                          3
---------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund                      N/A                          6
---------------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund                                          N/A                          0*
---------------------------------------------------------------------------------------------------------------
WisdomTree Middle East Dividend Fund**                                  N/A                        N/A
---------------------------------------------------------------------------------------------------------------

----------
 *    Amount represents less than 1%.

** Information is not presented for this Fund as it had not commenced operations as of March 31, 2008.

Additional Information Concerning the Trust


Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently is comprised of 49 Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.


Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation & Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying Index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.


Each Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to the Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying Index being tracked by the relevant Fund or resulting from certain corporate actions. The WisdomTree India Earnings Fund intends to issue and redeem Creation Unit Aggregations solely for cash or a specified amount of non-U.S. Currency in an amount equal to the NAV per Creation Unit Aggregation. The other Fund's reserve the right to use this approach.


Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (as discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Funds cannot be placed through the Clearing Process. Except as described herein, all orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. Purchase Orders for Creation Unit Aggregations of Shares of the India Earnings Fund and the Middle East Dividend Fund use a different process. Purchase Orders for Creation Unit Aggregations of Shares of the India Earnings Fund and the Middle East Dividend Fund will be accepted only if they are placed after the Listing Exchange Closing Time and before 5:30 p.m. Eastern time on any Business Day. Such Purchase Orders, if accepted, will receive the next Business Day's net asset value per Creation

Unit Aggregation. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Dividend and Earnings Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant
Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.


Placement of Creation Orders for Domestic Dividend and Earnings Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the "Settlement Date." The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than T+3 "T" plus three Business Days (i.e., days on which the NYSE is open) ("T+3"). In certain cases Authorized Participants will create and redeem

Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Funds. Fund Deposits in connection with the International Funds will not be made either through the Clearing Process or through DTC. For each International Fund, BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases. When, in the sole discretion of Trust, cash purchases of Creation Unit Aggregations of Shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset Trust's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay a fixed purchase Transaction Fee. The Transaction Fees for in-kind and cash purchases of Creation Units of Shares are described in the Prospectus. The Trust requires purchases of Creation Units of Shares of the India Earnings Fund and the Middle East Dividend Fund to be paid in cash.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher

Transaction  Fee than will  investors  doing so through  the NSCC  Process.  The
Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit
Securities.  Transaction  Fees  will  differ  for each  Fund,  depending  on the transaction expenses related to each Fund's portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.


                                                              Standard Creation   Maximum Creation
Name of Fund                                                   Transaction Fee     Transaction Fee
-----------------------------------------------------------   -----------------   ----------------
WisdomTree Total Dividend Fund                                     $ 4,000            $ 8,500
WisdomTree High-Yielding Equity Fund                                 2,200              2,500
WisdomTree LargeCap Dividend Fund                                    1,500              2,000
WisdomTree Dividend Top 100 Fund                                       500                600
WisdomTree MidCap Dividend Fund                                      2,500              3,000
WisdomTree SmallCap Dividend Fund                                    4,000              4,500
WisdomTree Total Earnings Fund                                       5,500             12,090
WisdomTree Earnings 500 Fund                                         2,500              2,500
WisdomTree MidCap Earnings Fund                                      3,500              4,000
WisdomTree SmallCap Earnings Fund                                    4,000              5,705
WisdomTree Earnings Top 100 Fund                                       500                500
WisdomTree Low P/E Fund                                              2,000              3,500
WisdomTree DEFA Fund                                                15,000             50,000
WisdomTree DEFA High-Yielding Equity Fund                            9,500             20,000
WisdomTree Europe Total Dividend Fund                                7,500             25,000
WisdomTree Europe High-Yielding Equity Fund                          2,500              7,500
WisdomTree Europe SmallCap Dividend Fund                            10,000             11,000
WisdomTree Japan Total Dividend Fund                                 4,000             10,000
WisdomTree Japan High-Yielding Equity Fund                           2,500              3,500
WisdomTree Japan SmallCap Dividend Fund                              5,000              6,000
WisdomTree Pacific ex-Japan Total Dividend Fund                      8,000             18,500
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                3,500              4,500
WisdomTree International LargeCap Dividend Fund                      6,000              8,000
WisdomTree International Dividend Top 100 Fund                       2,500              3,500
WisdomTree International MidCap Dividend Fund                        8,000             20,000
WisdomTree International SmallCap Dividend Fund                     10,000             25,000
WisdomTree Emerging Markets High-Yielding Equity Fund                7,000             27,000
WisdomTree Emerging Markets SmallCap Dividend Fund                   7,000             21,000
WisdomTree India Earnings Fund                                       5,000             20,000
WisdomTree International Basic Materials Sector Fund                 4,000              5,000
WisdomTree International Communications Sector Fund                  3,250              5,100
WisdomTree International Consumer Discretionary Sector Fund          9,500             11,500
WisdomTree International Consumer Staples Sector Fund                8,000             10,500
WisdomTree International Energy Sector Fund                          1,250              2,000
WisdomTree International Financial Sector Fund                       9,000             14,000
WisdomTree International Health Care Sector Fund                     2,250              3,500
WisdomTree International Industrial Sector Fund                      9,500             12,500
WisdomTree International Technology Sector Fund                      2,000              2,500
WisdomTree International Utilities Sector Fund                       1,500              2,500
WisdomTree International Real Estate Fund                            6,500             10,150
WisdomTree Middle East Dividend Fund                                 6,500             26,000
---------------------------------------------------------------------------------------------


Placement of Redemption Orders for Domestic Dividend and Earnings Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Equity Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such

Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Dividend and Earnings Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 11:00 a.m., Eastern time, on the contracted settlement date; and
(iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Funds. Orders to redeem Creation Unit Aggregations of International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by BNY and marked to market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY on such Transmittal Date. If, however, a redemption order is submitted to BNY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BNY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. In the event that, in the sole discretion of Trust, cash redemptions are permitted or required by Trust, proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. The Trust intends to pay redemptions of Creation Unit Aggregations of Shares of the India Earnings Fund and Middle East Dividend Fund in cash.

REGULAR HOLIDAYS. Each Fund generally intends to effect deliveries of Creation Unit Aggregations and Portfolio Securities on a basis of T+3. Each Fund may effect deliveries of Creation Unit Aggregations and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.


Listed below are the dates in calendar year 2008 in which the regular holidays in non-U.S. markets may impact Fund Settlement. This list may not be complete and is subject to change:


Argentina
Jan 1                             Jun 16               Dec 25
March 20, 21, 24                  July 9
April 2                           Aug 18
May 1                             Nov 8

Australia
Jan 1, 28                         Dec 25
Mar 21, 24                        Dec 26
Apr 25
Jun 9

Austria
Jan 1                             Aug 15
March 21, 24                      Dec 8
May 1, 12                         Dec 25
May 22                            Dec 26


Bahrain
Jan 1, 10, 20, 21                 Dec 8, 9, 10
March 20                          Dec 16, 17
May 1, 14
Oct 1, 2


Belgium
Jan 1
March 21, 24
May 1
Dec 25, 26

Brazil
Jan 1                             May 1, 22
Feb 4, 5                          July 9
Mar 21                            Nov 20
Apr 21                            Dec 25, 24

Canada
Jan 1                             Jul 1                Dec 25
Feb 18                            Aug 4                Dec 26
March 21                          Sep 1
May 19                            Oct 13

Chile
Jan 1                             July 16              Dec 8
March 21                          Aug 15               Dec 25, 31
Apr 14                            Sep 18
May 1, 21                         Sep 19

China (Shanghai)
Jan 1                             May 2                Oct 3
Feb 6, 7, 8, 11, 12               June 9
Apr 4                             Sept 15, 29, 30
May 1                             Oct 1, 2

China (Shenzhen)
Jan 1                             May 2                Oct 2
Feb 6, 7, 8, 11, 12               June 9               Oct 3
Apr 4                             Sept 15, 29, 30
May 1                             Oct 1

Denmark
Jan 1                             May 1, 12
Mar 20, 21, 24                    Jun 5
Apr 18                            Dec 25, 24, 31
Apr 18                            Dec 26


Egypt
Jan 1, 7, 9, 20                   Oct 2, 6, 9
April 27, 28                      Dec 10, 25
May 1
July 23


Finland
Jan 1                             Dec 25, 26, 31
March 21, 24
May 1
Jun 20

France
Jan 1                             Dec 26
March 21, 24
May 1
Dec 25

Greece
Jan 1                             Apr 21               Aug 15
Mar 10, 21                        Apr 24               Dec 25
Apr 14                            May 1                Dec 26
Apr 17                            Jun 12

Germany
Jan 1                             June 16              Dec 26
March 21, 24, 10, 25              Aug 15
April 25, 28                      Oct 28
May 1                             Dec 25

Hong Kong
Jan 1                             May 1, 12            Oct 1, 7
Feb 7, 8                          June 9               Dec 25
March 21, 24                      July 1               Dec 26
Apr 4                             Sept 15

India
March 6, 20, 21                   Sept 3
Apr 14, 18                        Oct 2, 9, 28, 30
May 1, 19                         Dec 9, 25
Aug 15, 19

Ireland
Jan 1                             Dec 25
March 21, 24                      Dec 26
May 5
Jun 2


Israel
Mar 21                            Aug 10               Oct 9, 13, 14, 19, 20, 21
Apr 20                            Sept 29, 30
May 7, 8                          Oct 1
Jun 8, 9                          Oct 8

Italy
Jan 1                             Aug 15
March 21, 24                      Dec 25
Apr 25                            Dec 26
May 1

Japan
Jan 1, 2                          April 29             Nov 3
Jan 3                             May 5, 6             Nov 24
Jan 14                            Jul 21               Dec 23, 31
Feb 11                            Sep 15, 23
Mar 20                            Oct 13


Jordan
Jan 1,10, 30                      Oct 1, 2, 6
March 20                          Dec 8, 9, 10, 11
May 1, 25
Sept 30

Kuwait
Jan 1, 9                          July 30
Feb 25, 26                        Oct 2, 5
March 20                          Dec 8, 9, 10, 11
May 14, 15


Malaysia
Jan 1                             May 1, 19            Dec 25, 8, 29
Jan 10, 23                        Sept 1
Feb 1, 7, 8                       Oct 1, 2
March 20                          Oct 27

Mexico
Jan 1                             May 1                Dec 12
Feb 4                             Sept 16              Dec 25
March 17, 20, 21                  Nov 17


Morocco
Jan 1, 10,11                      Aug 14, 20, 21
March 20, 21                      Oct 1, 2
May 1                             Nov 6, 18
July 30                           Dec 9, 10


New Zealand
Jan 1                             Apr 25               Dec 26
Jan 2                             Jun 2
Feb 6                             Oct 27
March 21, 24                      Dec 25

Netherlands
Jan 1                             Dec 26
March 21, 24
May 1
Dec 25

Norway
Jan 1                             Dec 26
March 20, 21, 24
May 1, 12
Dec 25, 24


Oman
Jan 1, 10, 12                     Nov 18, 19
March 22                          Dec 7, 8, 9,10
July 23, 30
Oct 1, 2


Portugal
Jan 1                             Dec 26
March 21, 24, 25
May 1
Dec 25


Qatar
Jan 1
Oct 1, 2
Dec 7, 8, 9, 10, 11, 18


Singapore
Jan 1                             Oct 1, 28
Feb 7, 8                          Dec 8, 25
March 21
May 1, 19


South Africa
Jan 1                             Jun 16
Mar 21, 24                        Sep 24
Apr 28                            Dec 16, 25
May 1                             Dec 26


South Korea
Jan 1                             May 31               Oct 3
Feb 6, 7, 8                       Jun 6                Oct 6
Apr 9                             Jul 17               Dec 25
May 1                             Aug 15               Dec 31
May 5, 12                         Sept 15

Spain
Jan 1, 7                          Dec 25
March 21, 24                      Dec 26
May 1

Sweden
Jan 1                             Jun 6
March 21, 24                      Dec 24, 25
May 1                             Dec 26, 31

Switzerland
Jan 1, 2                          May 12               Dec 26
March 21, 24                      Aug 1
May 1                             Dec 25

Taiwan
Jan 1                             May 1
Feb 6, 7, 8, 11, 28               Oct 10
Apr 4

Thailand
Jan 1                             May 5                Oct 23
Feb 21                            May 19               Dec 5
Apr 7, 14, 15                     Jul 1, 17            Dec 10
May 1                             Aug 12

U.A.E.
Jan 1, 10, 14*                    Dec 2, 7, 8, 9, 28
March 20
July 31
Oct 1, 2


United Kingdom
Jan 1                             Aug 25
March 21, 24                      Dec 25
May 5, 26                         Dec 26


United States
Jan 1                             May 26               Dec 25
Jan 21                            Jul 4
Feb 18                            Sep 1
March 21                          Nov 27

----------
*     Dubai Financial Market only. Regular working day in Abu Dubai.


Taxes


The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

      (a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);

      (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund's total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund's total assets is invested in (x) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (y) the securities of one or more qualified publicly traded partnerships; and

      (c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Funds. If a Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income (including its net capital gains) will be subject to tax at corporate income tax rates without any deduction for distributions to shareholders, and all distributions from earnings and profits, including any distributions of net long-term capital gains and net tax-exempt income, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds' shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds' realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Funds owned for more than one year and that are properly designated by the Funds as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Treasury Regulations permit a RIC, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or
(b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to a Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund makes distributions to a shareholder in excess of the Fund's current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, participation certificates, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund's ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund's taxable year more than 50% a Fund's assets consist of the securities of foreign corporations, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Investment in PFICs. Equity investments by a Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFICs or on proceeds received from dispositions of shares in the PFICs. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) of a PFIC "to the market" as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund's taxable year. A Fund may also, in certain circumstances, elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include as income its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. Such gains and losses are treated as ordinary income and loss. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Additional Tax Information Concerning REITs. Each Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in a Fund's receipt of cash in excess of the REIT's earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or which are, or have certain wholly-owned subsidiaries that are, "taxable mortgage pools" ("TMPs"). Under certain Treasury guidance, a portion of a Fund's income from a REIT that is attributable to the REITis residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see "Taxes - Tax-Exempt Shareholders" below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in REMICs or TMPs.

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes "excess inclusion income." Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes "excess inclusion income," then a Fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by an amount of the tax that relates to that shareholder's interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for taxable years beginning before January 1, 2008, and assuming certain certification requirements were complied with, a RIC generally was not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income that would be treated as "portfolio interest" and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly designated by the RIC. Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be. Even if such legislation is enacted, depending on the circumstances, the Funds may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


Taxation of the India Portfolio


As discussed, the India Earnings Fund invests in Indian securities through the WisdomTree India Investment Portfolio, Inc. (the "India Portfolio"), a wholly-owned subsidiary organized under Mauritius law. Investors should note that taxation in India of the income of the India Portfolio arising from its investments in India, and therefore the tax liability of the Fund, is expected to be minimized under the provisions of the India Mauritius Double Tax Avoidance Treaty (the "Treaty"). While the validity of this treaty and its applicability to entities such as the Fund was recently upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to re-intepretation and re-negotiation in the future. Any change in the Treaty's application could have a material adverse affect on the tax status of the India Portfolio and therefore the returns of the India Portfolio and the returns of the India Earnings Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the India Portfolio is not entitled to the benefits of the Treaty.


In order to claim the benefits of the Treaty, the India Portfolio must be a tax resident of Mauritius. The India Portfolio is incorporated in Mauritius, has been issued a certificate of Mauritian tax residence by the Tax Authorities in Mauritius, and has been granted a Tax Residency Certificate. Accordingly, the Fund expects to be eligible for the benefits under the Treaty.


It is currently not clear whether income from entities such as the India Portfolio will be classified as capital gains income or as 'business income' under Indian law. However, this distinction should not affect the ultimate tax consequences to the India Portfolio. Under the Treaty, capital gains from investment in Indian securities, global depositary receipts, or American depositary receipts issued with respect to Indian companies are exempt from tax, provided that the India Portfolio does not have a permanent establishment in India. Similarly, 'business income,' is also exempt from taxation under the Treaty so long as the India Portfolio does not have a permanent establishment in India. Since the India Portfolio has been deemed a tax resident of Mauritius, it does not expect to be deemed to have a permanent establishment in India. If the India Portfolio were deemed to have such a permanent establishment, income attributable to that Permanent Establishment could be taxable in India at a rate of 42.23%.


Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax ("STT"), which is levied on the value of a transaction at rates not exceeding 0.25%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains.


It is currently not entirely clear whether the Indian Minimum Alternate Tax ("MAT") applies to the India Portfolio as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the India Portfolio is less than 10% of its book profits, then the India Portfolio would be deemed to owe taxes of 10% of book profits.


Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the India Portfolio and thus reduce the return to Fund shareholders.


General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.


Determination of NAV


The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.


Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (i) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, or (ii) the Fund holds enough of the security that its price could affect the Fund's NAV. Since the International Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Financial Statements


The audited financial statements, including the financial highlights appearing in the Trust's annual report to shareholders for the fiscal year ended March 31, 2008 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com.


Miscellaneous Information

Counsel. Ropes & Gray LLP, 1211 Avenue of the Americas, New York, New York 10036 is counsel to the Trust.


Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

Part C: Other Information

Item 23. Exhibits

Exhibit             Description
Number

(a)(1) Trust Instrument of the Registrant dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2) Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit
             (a)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3) Schedule A to the Trust Instrument is incorporated herein by reference to exhibit (a)(3) of the Registrant's Post-Effective Amendment No. 15 filed on April 30, 2008.

(b) By-Laws of the Registrant is incorporated herein by reference to exhibit (b)of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c) Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant's Trust Instrument, filed as Exhibit (a)(1) to Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant's By-Laws, filed as Exhibit
             (b) to Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.)

(d)(1) Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. dated March 21, 2006 is incorporated herein by reference to exhibit (d)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.


(d)(2) Investment Advisory Agreement between the Registrant (on behalf WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. dated December 3, 2007 is incorporated herein by reference to exhibit (d)(5) of Registrant's Post-Effective Amendment No. 10 filed on January 2, 2008.


(d)(3) Investment Advisory Agreement between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. dated February 14, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(4) Investment Advisory Agreement Schedule dated June 25, 2008 is incorporated herein by reference to exhibit (d)(2) of Registrant's Post-Effective Amendment No. 16 filed on June 27, 2008.

(d)(5) Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree Middle East Dividend Fund) and WisdomTree Asset Management, Inc. dated June 25, 2008 is incorporated herein by reference to exhibit (d)(3) of Registrant's Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(6) Amended and Restated Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors (on behalf of all series except the WisdomTree Currency Funds) is incorporated herein by reference to exhibit (d)(3) of Registrant's Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(7) Sub-Advisory Agreement Appendix A dated June 10, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant's Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(8) Sub-Advisory Agreement among WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation on behalf of the WisdomTree Currency Funds dated March 25, 2008 is incorporated herein by reference to exhibit (d)(6) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(10) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors on behalf WisdomTree India Investment Portfolio, Inc. dated February 19, 2008 is incorporated herein by reference to exhibit (d)(8) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(e)(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit
             (e)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2) Distribution Agreement Schedule dated July 15, 2008 is filed herewith.

(e)(3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f)          Not applicable.

(g)(1) Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2) Custody Agreement Schedule is incorporated herein by reference to exhibit (g)(2) of Registrant's Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(3) Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit
             (g)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4) Foreign Custody Manager Agreement Schedule is incorporated herein by reference to exhibit (g)(4) of Registrant's Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(5) Custody Agreement between WisdomTree India Investment Portfolio, Inc. and the Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant's Post-Effective Amendment No. 14 filed on April 4, 2008.

(h)(1) Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit
             (h)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2) Administration and Accounting Agreement Schedule is incorporated herein by reference to exhibit (h)(2) of Registrant's Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(3) Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit
             (h)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4) Transfer Agency and Service Agreement Schedule is incorporated herein by reference to exhibit (h)(4) of Registrant's Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(5) License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit
             (h)(3) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6) License Agreement Schedule is incorporated herein by reference to exhibit (h)(6) of Registrant's Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(7) Securities Lending Agency Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit
             (h)(4) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(8) Form of Securities Loan Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit
             (h)(5) of Registrant's Pre-Effective Amendment No. 1 filed on June 5, 2006.

(h)(9) Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(10) Chief Compliance Officer Services Agreement Schedule dated July 15, 2008 is filed herewith.

(h)(11) Index Methodology (Dividend Funds) is incorporated herein by reference to exhibit (h)(8)of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(12) Index Methodology (Earnings Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(13) Index Methodology (Growth Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant's Post Effective Amendment No. 16 filed on June 27, 2008.

(h)(14) Amended and Restated Services Agreement between the Registrant and WisdomTree Asset Management, Inc. dated September 17, 2007 is filed herewith.

(h)(15)      Index Methodology (Currency Hedged Funds).*

(i) Legal Opinion and Consent of Ropes & Gray LLP, counsel to the Registrant is filed herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)          Not applicable.

(l) Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant's Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m)          None.

(n)          Not applicable.

(p)(1) Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p) of Registrant's Post Effective Amendment No. 2 filed on September 29, 2006.

(p)(2) Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(2) of Registrant's Post Effective Amendment No. 14 filed on April 4, 2008.

(q)(1) Power of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn is incorporated herein by reference to exhibit (q) of Registrant's Post Effective Amendment No. 7 filed on October 19, 2007.

(q)(2) Power of Attorney for Amit Muni is incorporated herein by reference to exhibit (q)(2) of Registrant's Post Effective Amendment No. 16 filed on June 27, 2008.

            * To be filed by Amendment.

Item 24.    Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25.    Indemnification

Reference is made to Article IX of the Registrant's Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 1.  LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the

Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

      (i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

      (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

      (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant's By-Laws included as Exhibit(b) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. ("WTAM"), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of "Management-Investment Adviser" in the Prospectus and under the caption "Management of the Trust" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     Name                                  Position with WisdomTree Asset          Principal Business(es) During
                                                  Management, Inc.                   the Last Two Fiscal Years

     Jonathan Steinberg                 President, (Principal Executive        Chief Executive Officer of
                                        Officer) and Trustee                   WisdomTree Investments
                                                                               (formerly, Index Development
                                                                               Partners, Inc.); Director of
                                                                               WisdomTree Investments, Inc.;
                                                                               President of the WisdomTree
                                                                               Funds since 2005

     Amit Muni                          Treasurer (Principal Financial and     Chief Financial Officer and
                                        Accounting Officer), Assistant         Assistant Secretary of WisdomTree
                                        Secretary                              Investments, Inc. (formerly Index
                                                                               Development Partners, Inc.) since
                                                                               March 2008; International Securities
                                                                               Exchange Holdings, Inc. (ISE),
                                                                               Controller and Chief Accounting
                                                                               Officer, 2003 to 2008; Instinet
                                                                               Group, Inc., Vice President
                                                                               Finance, 2000 to 2003.

     Richard Morris                     Deputy General Counsel, Chief Legal    Secretary and Chief Legal Officer
                                        Officer                                of the WisdomTree Funds since 2005;
                                                                               Deputy General Counsel of WisdomTree
                                                                               Investments, Inc. since 2005; Senior
                                                                               Counsel at Barclays Global Investors,
                                                                               N.A. from 2002 to 2005; Counsel at
                                                                               Barclays Global Investors, N.A. from
                                                                               2000 to 2001.

WTAM, with the approval of the Registrant's board of trustees, selects the sub-adviser for the funds of the Registrant. Mellon Capital Management Corporation serves as sub-adviser for the funds.

     Name                               Position with Sub Advisors             Principal Business(es) During
                                                                                 the last Two Fiscal Years


Kurt Zyla                               Managing Director, Indexing            Division Manager
                                        and ETF Strategist

Todd Rose                               Vice President, Senior Portfolio       Portfolio Management, Index Fund Management
                                        Manager

Denise Krisko                           Managing Director, Equity Index        Head of Index Management
                                        Strategies, East Coast

Item 27.    Principal Underwriters

(a) The Trust's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for the Registrant and the following investment companies:
Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of the Distributor are as follows:


     Name                              Position(s) and Office(s) with the Distributor

     Edmund J. Burke                   President
     Thomas Carter                     Managing Director - Sales and Finance; Treasurer
     Jeremy O. May                     Managing Director - Operations and Client Service;
                                       Secretary
     Diana Adams                       Vice President, Controller
     Tane Tyler                        Chief Legal Officer, Assistant Secretary
     Brad Swenson                      Chief Compliance Officer


The business address of each of the Distributor's directors or officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item  28.  Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(c) The sub-Advisor maintains all Records relating to its services as sub-adviser to the Registrant at One Mellon Center, Pittsburgh, PA, 15258 and 480 Washington Boulevard, Jersey City, New Jersey 07310

(d) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 29th day July, 2008.


                                         WISDOMTREE TRUST
                                         (Registrant)


                                         By: /s/ Jonathan Steinberg
                                         Jonathan Steinberg
                                         President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                     Title(s)                           Date
----------                     --------                           ----

/s/ Jonathan Steinberg         President (Principal Executive     July 29, 2008
----------------------         Officer) and Trustee
Jonathan Steinberg


/s/ Amit Muni*                 Treasurer (Principal Financial     July 29, 2008
--------------                 and Accounting Officer) and
Amit Muni                      Assistant Secretary


/s/ Gregory Barton*            Trustee                            July 29, 2008
-------------------
Gregory Barton


/s/ Toni Massaro*              Trustee                            July 29, 2008
-----------------
Toni Massaro


/s/ Victor Ugolyn*             Trustee                            July 29, 2008
------------------
Victor Ugolyn


*By: /s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit                Description
-------                -----------

(e)(2)    Distribution Agreement Schedule.

(h)(10)   Chief Compliance Officer Services Agreement Schedule.

(h)(14) Amended and Restated Services Agreement between the Registrant and WisdomTree Asset Management, Inc.

(i)       Legal Opinion and Consent of Ropes & Gray LLP, counsel to the
          Registrant.

(j)       Consent of Independent Registered Public Accounting Firm to the
          Registrant.